UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

50 S. LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

The Northern Trust Company

50 S. LaSalle Street

Chicago, Illinois 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: 866-638-5859

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following are copies of reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

INDEPENDENT FRANCHISE PARTENRS

US EQUITY FUND

SEMI-ANNUAL REPORT

March 31, 2023

This report is submitted for the general information of the shareholders of the Independent Franchise Partners US Equity Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2023 (Unaudited)

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.3%
Biotechnology	3.1%
Corteva Inc.		900,214	$54,291,906

Commercial Services	8.2%
Ritchie Bros. Auctioneers Inc.		1,684,877	94,841,741
TransUnion		754,183	46,864,931

			141,706,672

Diversified Financials	6.2%
Intercontinental Exchange Inc.		586,236	61,138,553
S&P Global Inc.		133,446	46,008,177

			107,146,730

Insurance	4.2%
Aon PLC - Class A		229,896	72,483,910

Internet Software & Services	15.2%
Alphabet Inc. - Class A(a)		267,744	27,773,085
Booking Holdings Inc.(a)		35,378	93,836,961
eBay Inc.		1,188,567	52,736,718
Zillow Group Inc. - Class A(a)		246,208	10,759,290
Zillow Group Inc. - Class C(a)		1,757,569	78,159,093

			263,265,147

Media	14.1%
Fox Corp. - Class A		2,078,740	70,781,097
New York Times Co. - Class A		539,727	20,984,586
News Corp. - Class A		3,398,606	58,693,925
News Corp. - Class B		1,440,437	25,106,817
World Wrestling Entertainment Inc. - Class A		760,901	69,439,825

			245,006,250

Pharmaceuticals	12.3%
Bristol-Myers Squibb Co.		1,350,657	93,614,037
Johnson & Johnson		265,412	41,138,860
Novartis AG - REG		857,687	78,517,802

			213,270,699

Software	16.8%
Electronic Arts Inc.		544,670	65,605,501
Microsoft Corp.		177,532	51,182,476
Oracle Corp.		1,008,461	93,706,196
Salesforce Inc.(a)		404,115	80,734,095

			291,228,268

Textiles, Apparel & Luxury Goods	4.9%
Cie Financiere Richemont S.A. - Class A - REG		532,591	84,928,168

Tobacco	8.4%
British American Tobacco PLC		1,540,783	53,989,668
Philip Morris International Inc.		947,206	92,115,783

			146,105,451

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Toys/Games/Hobbies	3.9%
Nintendo Co. Ltd.		1,757,570	$67,920,103

TOTAL COMMON STOCKS (Cost $1,323,459,575)			1,687,353,304

TOTAL INVESTMENTS (Cost $1,323,459,575)	97.3%		1,687,353,304
NET OTHER ASSETS (LIABILITIES)	2.7%		47,073,497

NET ASSETS	100.0%		$1,734,426,801

(a)Non-income producing security.

Abbreviations:

REG – Registered

At March 31, 2023, the Fund’s investments were concentrated in the following countries:

Country Allocation	Percentage of Net Assets
United States	75.4%
Switzerland	9.4
Canada(b)	5.5
Japan	3.9
United Kingdom	3.1
Total	97.3%

(b)Ritchie Bros. Auctioneers is incorporated in Canada; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. Independent Franchise Partners, LLP therefore defines Ritchie Bros. Auctioneers as a United States equity, consistent with the terms set out in the prospectus.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $1,323,459,575)	$1,687,353,304
Cash	38,570,640
Receivable for dividends	3,837,999
Reclaims receivable	2,578,271
Receivable for capital shares sold	3,710,000
Prepaid expenses	47,937

Total Assets	1,736,098,151

Liabilities:
Securities purchased payable	86,474
Investment advisory fees payable	846,176
Accounting and Administration fees payable	675,984
Regulatory and Compliance fees payable	20,662
Risk Officer fees payable	1,613
Accrued expenses and other payables	40,441

Total Liabilities	1,671,350

Net Assets	$1,734,426,801

Net Assets	$1,734,426,801
Shares of common stock outstanding	96,638,533

Net asset value per share	$17.95

Net Assets:
Paid in capital	$1,382,266,096
Distributable earnings (loss)	352,160,705

Net Assets	$1,734,426,801

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $772,873)	$16,278,884
Operating expenses:
Investment advisory	4,955,002
Accounting and Administration	352,542
Regulatory and Compliance	82,977
Trustees	35,034
Legal	27,956
Risk Officer	14,959
Other	53,599

Total expenses	5,522,069

Net investment income	10,756,815

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(1,601,283)
Net realized gains from foreign currency transactions	42,770
Change in unrealized appreciation (depreciation) on investments	276,768,229
Change in unrealized appreciation (depreciation) on foreign currency	125,246

Net realized and unrealized gains from investment activities	275,334,962

Change in Net Assets Resulting from Operations	$286,091,777

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	Independent Franchise Partners US Equity Fund
	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income	$10,756,815	$19,641,833
Net realized gains (losses) from investment and foreign currency transactions	(1,558,513)	212,430,625
Change in unrealized appreciation (depreciation) on investments and foreign currency	276,893,475	(512,018,179)

Change in net assets resulting from operations	286,091,777	(279,945,721)

Dividends paid to shareholders:
From distributable earnings	(235,042,088)	(137,522,026)

Total dividends paid to shareholders	(235,042,088)	(137,522,026)

Capital Transactions:
Proceeds from sale of shares	46,469,374	63,964,242
Value of shares issued to shareholders in reinvestment of dividends	203,432,724	131,436,175
Value of shares redeemed	(56,743,745)	(315,038,992)

Change in net assets from capital transactions	193,158,353	(119,638,575)

Change in net assets	244,208,042	(537,106,322)
Net assets:
Beginning of period	1,490,218,759	2,027,325,081

End of period	$1,734,426,801	$1,490,218,759

Share Transactions:
Sold	2,621,201	3,008,252
Reinvested	11,882,753	6,238,072
Redeemed	(3,183,553)	(15,006,072)

Change	11,320,401	(5,759,748)

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Independent Franchise Partners US Equity Fund

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018

Net asset value, beginning of period	$17.47		$22.26	$19.72	$18.67		$18.55		$17.66

Income (loss) from operations:
Net investment income	0.11		0.23	0.31	0.37		0.30		0.28
Net realized and unrealized gains (losses) from investments	3.14		(3.52)	4.70	2.72		1.06		1.51

Total from investment operations	3.25		(3.29)	5.01	3.09		1.36		1.79

Less distributions paid:
From net investment income	(0.20)		(0.26)	(0.30)	(0.37)		(0.31)		(0.24)
From net realized gains on investments	(2.57)		(1.24)	(2.17)	(1.68)		(0.93)		(0.66)

Total distributions paid	(2.77)		(1.50)	(2.47)	(2.05)		(1.24)		(0.90)

Increase from redemption fees	—	(a)	— (a)	— (a)	0.01		—	(a)	—	(a)

Change in net asset value	0.48		(4.79)	2.54	1.05		0.12		0.89

Net asset value, end of period	$17.95		$17.47	$22.26	$19.72		$18.67		$18.55

Total return(b), (c)	19.38%		(15.93%)	27.34%	17.50	%(d)	8.67%		10.34%

Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,734,427		$1,490,219	$2,027,325	$1,677,925		$2,128,522		$2,125,045
Ratio of net expenses to average net assets	0.67	%(e)	0.68%	0.72%	0.76%		0.76%		0.76%
Ratio of net investment income to average net assets	1.30	%(e)	1.06%	1.42%	1.49%		1.62%		1.54%
Ratio of gross expenses to average net assets	0.67	%(e)	0.68%	0.72%	0.76%		0.76	%(f)	0.76	%(f)
Portfolio turnover rate(b), (g)	5.75%		25.80%	23.67%	43.46%		37.99%		38.63%

(a)	Redemption fees were less than $0.005 per share.

(b)	Not annualized for periods less than one year.

(c)	Total return excludes redemption fees.

(d)	During the period, the Adviser reimbursed the Fund for a loss realized in connection with a trade error. Such payment represented 0.02% to the Fund’s total return.

(e)	Annualized for periods less than one year.

(f)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(g)	Portfolio turnover rate includes applicable corporate action activity and securities trading as a result of investor subscription and redemption activity.

See Notes to Financial Statements.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 —quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Trustees have designated Independent Franchise Partners, LLP, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Independent Franchise Partners US Equity Fund
Common Stocks(1)	$1,687,353,304	$—	$—	$1,687,353,304

Total Investments	$1,687,353,304	$—	$—	$1,687,353,304

(1)	See investment industries in the Schedule of Investments.

As of March 31, 2023, there were no Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2023.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

REDEMPTION FEES

The Fund will charge a redemption fee of up to 0.25% of the total redemption amount if you sell your shares, regardless of the length of time you have held your shares and subject to certain exceptions and limitations described in the prospectus. The redemption fee is paid directly to the Fund and is intended to encourage long-term investment in the Fund, to facilitate portfolio management and to avoid (or compensate the Fund for the impact of) transaction and other Fund expenses incurred as a result of shareholder redemptions. Redemption fees charged for the six months ended March 31, 2023 and year ended September 30, 2022 were $64,643 and $450,889, respectively, and are reflected within the value of shares redeemed on the Statements of Changes in Net Assets.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2023, the Fund did not have material uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2019, 2020, 2021 and 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, and for the six months ended March 31, 2023, the Fund paid the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Adviser’s Assets Under Management(1)	Scale Discount for Assets in each Range(1)	Annualized Rate(1)	Effective Overall Annual Fee(1)
First $1 billion	—	0.80%	0.80%
$1 - 2 billion	0.10%	0.70%	at $2 billion 0.75%
$2 - 3 billion	0.20%	0.60%	at $3 billion 0.70%
$3 - 4 billion	0.30%	0.50%	at $4 billion 0.65%
$4 - 5 billion	0.40%	0.40%	at $5 billion 0.60%
Above $5 billion	—	—	0.60%

(1)

The Adviser’s total assets under management at the end of each calendar quarter are used to calculate the effective annual fee to be applied during the next calendar quarter. During the six months ended March 31, 2023, the effective annualized rate was 0.60% given the Adviser’s total assets under management were in excess of $5 billion during the period.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $175,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Carne Global Financial Services (US) LLC (“Carne”) provides risk management and oversight services for the Fund pursuant to a written agreement between the Trust, on behalf of the Fund, and Carne, including providing the Risk Officer to the Fund to administer the Fund’s risk program and oversee the analysis of investment performance and performance of service providers. The Fund has agreed to pay Carne an annual fee of $30,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Carne pursuant to this agreement are reflected as “Risk Officer” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, Carne or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2023, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2023, the aggregate Trustee compensation paid by the Trust was $218,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

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ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, fees and expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund until January 28, 2024. For the six months ended March 31, 2023, there were no expenses reduced by the Adviser. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

C.	Investment Transactions

For the six months ended March 31, 2023, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
Independent Franchise Partners US Equity Fund	$93,565,020	$159,947,824

D.	Federal Income Tax

As of March 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Independent Franchise Partners US Equity Fund	$1,341,235,374	$405,394,896	$(59,276,966)	$346,117,930

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2022 and September 30, 2021 for the Fund was as follows:

Independent Franchise Partners US Equity Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2022	$38,179,775	$99,342,251	$137,522,026	$—	$137,522,026
2021	43,931,463	169,039,186	212,970,649	—	212,970,649

As of the latest tax year ended September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings
Independent Franchise Partners US Equity Fund	$23,670,068	$204,471,984	$228,142,052	$ —	$ —	$72,968,964	$301,111,016

At September 30, 2022, the latest tax year end, the Fund had no capital loss carry-forwards available to offset future net capital gains.

E.	Concentration of Ownership Risk

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

11

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

F.	Other Risks

The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Fund’s investment return per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund’s investment portfolio, national and international economic conditions, disruptions to business operations and supply chains, staffing shortages, and general market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may be impacted by inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), climate change and climate-related events, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. These events can have a significant impact on the Fund’s operations and performance.

12

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

A.	Summary of Fund Holdings as of March 31, 2023

Market Exposure
Equity Securities	% of Net Assets

Software	16.8%
Internet Software & Services	15.2
Media	14.1
Pharmaceuticals	12.3
Tobacco	8.4
Commercial Services	8.2
Diversified Financials	6.2
Textiles, Apparel & Luxury Goods	4.9
Insurance	4.2
Toys/Games/Hobbies	3.9
Biotechnology	3.1
Total	97.3%

5 Largest Security Positions
Issuer	% of Net Assets

Ritchie Bros. Auctioneers Inc.	5.5%
Booking Holdings Inc.	5.4
Oracle Corp.	5.4
Bristol-Myers Squibb Co.	5.4
Philip Morris International Inc.	5.3
Total	27.0%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

	Expense Ratio	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid 10/1/22-3/31/23*
Actual	0.67%	$1,000.00	$1,193.80	$3.66
Hypothetical	0.67%	$1,000.00	$1,021.59	$3.38

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.	Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the Commission adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Programme Administrator Team as the administrator of the LRMP for the Fund on November 15, 2018. The Board approved the Fund’s LRMP at its regular board meeting on March 6, 2019. At the Board’s regular meeting on March 8-9, 2023, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2022. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

D.	Shareholder Meeting Results

A Meeting of Shareholders of the Fund was held on January 5, 2023 at 333 S. Wabash Street, Chicago, Illinois 60604. At the meeting, the following matter was voted upon and approved by the Shareholders: to approve a new investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser.

Fund:	Record Date Outstanding Shares	Total Voted Shares	% of Outstanding Shares Voted	% of Voted Shares “FOR” Proposal
Independent Franchise Partners US Equity Fund	85,441,314	57,309,995	67.075%	99.306%

E.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at Independent Franchise Partners US Equity Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-233-0437 (toll free); and (ii) on the U.S. Securities

14

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-233-0437 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 855-233-0437 (toll free).

15

Investment Adviser

Independent Franchise Partners, LLP

Level 1, 10 Portman Square

London, W1H 6AZ

United Kingdom

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-233-0437 or 312-557-7902

IFP 03/23

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SEMI-ANNUAL REPORT

March 31, 2023

This report is submitted for the general information of the shareholders of the Vontobel U.S. Equity Institutional Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

March 31, 2023 (Unaudited)

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

COMMON STOCKS	100.8%
Communication Services	9.1%
Alphabet, Inc. - Class A(a)		2,525	$261,918
Alphabet, Inc. - Class C(a)		7,654	796,016
Comcast Corp. - Class A		23,272	882,242

			1,940,176

Consumer Discretionary	7.5%
Amazon.com, Inc.(a)		7,255	749,369
Booking Holdings, Inc.(a)		92	244,022
Floor & Decor Holdings, Inc. - Class A(a)		653	64,138
Home Depot (The), Inc.		1,037	306,039
NIKE, Inc. - Class B		1,877	230,195

			1,593,763

Consumer Staples	17.6%
Casey’s General Stores, Inc.		2,996	648,514
Coca-Cola (The) Co.		13,212	819,540
Mondelez International, Inc. - Class A		15,714	1,095,580
PepsiCo, Inc.		3,872	705,866
Walmart, Inc.		3,324	490,124

			3,759,624

Financials	21.3%
Berkshire Hathaway, Inc. - Class B(a)		2,779	858,072
CME Group, Inc.		5,287	1,012,566
Intercontinental Exchange, Inc.		9,096	948,622
Mastercard, Inc. - Class A		2,390	868,550
Progressive (The) Corp.		1,639	234,475
Visa, Inc. - Class A		2,789	628,808

			4,551,093

Health Care	17.3%
Abbott Laboratories		6,532	661,430
Becton Dickinson and Co.		2,155	533,449
Boston Scientific Corp.(a)		15,925	796,728
Humana, Inc.		1,049	509,248
Intuitive Surgical, Inc.(a)		200	51,094
Thermo Fisher Scientific, Inc.		758	436,888
UnitedHealth Group, Inc.		1,499	708,412

			3,697,249

Industrials	5.0%
Copart, Inc.(a)		820	61,672
Graco, Inc.		2,892	211,145
Otis Worldwide Corp.		2,561	216,148
Ritchie Bros. Auctioneers, Inc.		10,237	576,241

			1,065,206

Information Technology	19.8%
Adobe, Inc.(a)		2,511	967,664

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value

Amphenol Corp. - Class A		3,363	$274,824
Intuit, Inc.		1,307	582,700
Keysight Technologies, Inc.(a)		1,625	262,405
KLA Corp.		434	173,240
Microsoft Corp.		4,330	1,248,339
ServiceNow, Inc.(a)		922	428,472
Synopsys, Inc.(a)		716	276,555

			4,214,199

Materials	3.2%
Sherwin-Williams (The) Co.		1,416	318,274
Vulcan Materials Co.		2,051	351,870

			670,144

TOTAL COMMON STOCKS (Cost $16,917,800)			21,491,454

SHORT-TERM INVESTMENTS	0.3%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 4.70%(b)		60,329	60,329

TOTAL SHORT-TERM INVESTMENTS (Cost $60,329)			60,329

TOTAL INVESTMENTS (Cost $16,978,129)	101.1%		21,551,783
NET OTHER ASSETS (LIABILITIES)	(1.1%)		(225,332)

NET ASSETS	100.0%		$21,326,451

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2023 is disclosed.

At March 31, 2023, the Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS

United States	98.1%
Canada	2.7

Total	100.8%

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

Vontobel U.S. Equity Institutional Fund

Assets:
Investments, at value (Cost: $16,978,129)	$21,551,783
Receivable for dividends	17,196
Reclaims receivable	3,130
Receivable for investments sold	54,027
Receivable from investment adviser	32,073
Prepaid expenses	31,020

Total Assets	21,689,229

Liabilities:
Securities purchased payable	53,442
Accounting and Administration fees payable	257,711
Regulatory and Compliance fees payable	24,247
Accrued expenses and other payables	27,378

Total Liabilities	362,778

Net Assets	$21,326,451

Class I Shares:
Net Assets	$21,326,451
Shares of common stock outstanding	1,552,413

Net asset value per share	$13.74

Net Assets:
Paid in capital	$16,865,126
Distributable earnings (loss)	4,461,325

Net Assets	$21,326,451

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

Vontobel U.S. Equity Institutional Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $3,189)	$155,352
Operating expenses:
Investment advisory	51,873
Accounting and Administration	80,280
Regulatory and Compliance	74,795
Trustees	35,034
Legal	22,755
Other	39,393

Total expenses before reductions	304,130
Expenses reduced by Adviser	(236,695)

Net expenses	67,435

Net investment income	87,917

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	35,565
Net realized losses from foreign currency transactions	(2)
Change in unrealized appreciation (depreciation) on investments	2,979,001
Change in unrealized appreciation (depreciation) on foreign currency	10

Net realized and unrealized gains from investment activities	3,014,574

Change in Net Assets Resulting from Operations	$3,102,491

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	Vontobel U.S. Equity Institutional Fund

	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income	$87,917	$117,348
Net realized gains (losses) from investment and foreign currency transactions	35,563	1,045,059
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,979,011	(4,711,952)

Change in net assets resulting from operations	3,102,491	(3,549,545)

Dividends paid to shareholders:
From distributable earnings	(982,720)	(2,462,623)

Total dividends paid to shareholders	(982,720)	(2,462,623)

Capital Transactions (Class I Shares):
Proceeds from sale of shares	844,327	1,562,920
Value of shares issued to shareholders in reinvestment of dividends	292,582	643,635
Value of shares redeemed	(1,276,987)	(850,379)

Change in net assets from capital transactions	(140,078)	1,356,176

Change in net assets	1,979,693	(4,655,992)
Net assets:
Beginning of period	19,346,758	24,002,750

End of period	$21,326,451	$19,346,758

Share Transactions (Class I Shares):
Sold	63,190	100,684
Reinvested	22,805	41,022
Redeemed	(95,440)	(57,551)

Change	(9,445)	84,155

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	I shares

Vontobel U.S. Equity Institutional Fund	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$12.39	$16.24	$13.77	$12.35	$11.16	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.06	0.08	0.05	0.07	0.09	0.05
Net realized and unrealized gains (losses) from investments and foreign currency	1.91	(2.29)	2.81	1.58	1.17	1.11

Total from investment operations	1.97	(2.21)	2.86	1.65	1.26	1.16

Less distributions paid:
From net investment income	(0.05)	(0.06)	(0.04)	(0.09)	(0.07)	—
From net realized gains	(0.57)	(1.58)	(0.35)	(0.14)	—	—

Total distributions paid	(0.62)	(1.64)	(0.39)	(0.23)	(0.07)	—

Change in net asset value	1.35	(3.85)	2.47	1.42	1.19	1.16

Net asset value, end of period	$13.74	$12.39	$16.24	$13.77	$12.35	$11.16

Total return(c)	16.25%	(15.76%)	21.18%	13.47%	11.46%	11.60%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$21,326	$19,347	$24,003	$19,816	$15,921	$11,427
Ratio of net expenses to average net assets(d)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(d)	0.85%	0.51%	0.34%	0.54%	0.82%	0.84%
Ratio of gross expenses to average net assets(d)	2.93%	2.74%	2.61%	3.33%	3.15%	2.93%
Portfolio turnover rate(c)	17.71%	50.11%	43.97%	57.97%	27.31%	20.78%

(a)	For the period from March 27, 2018, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See Notes to Financial Statements.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is a series of the Trust and commenced operations on March 27, 2018. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund. The investment objective of the Fund is to provide long-term capital appreciation.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.     Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

Level 1 —quoted prices in active markets for identical assets

Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Trustees have designated Vontobel Asset Management, Inc., as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an approved independent third party pricing service to fair value its international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing the Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Vontobel U.S. Equity Institutional Fund
Common Stocks*	$21,491,454	$—	$—	$21,491,454
Short-Term Investments	60,329	—	—	60,329

Total Investments	$21,551,783	$—	$—	$21,551,783

*See additional categories in the Schedule of Investments.

As of March 31, 2023 there were no Level 2 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the six months ended March 31, 2023.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (and losses) from investment activities on the Statements of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in Net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statement of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2023, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2022, 2021, 2020 and 2019 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

OTHER RISKS

The Fund is subject to market risk, which is the risk that the value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions, disruptions to business operations and supply chains, and staffing shortages. The net asset value of the Fund will fluctuate based on changes in the value of the securities in which the Fund invests. The price of securities may rise or fall because of economic or political changes. Security prices in general may decline over short or even extended periods of time. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Continuing uncertainties about interest rates, armed conflicts, rising government debt, political events, trade tensions and economic sanctions also contribute to market volatility. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, climate change or climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

B.     Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser” or “Vontobel”) to provide investment advisory services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets as set forth in the following table. The total fees incurred by the Fund pursuant to the Agreement is reflected as “Investment advisory” fees on the Statement of Operations. In addition, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Total Annual Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) exceed the rate in the table below.

Fund	Class	Advisory Fee	Expense Limitation
Vontobel U.S. Equity Institutional Fund	Class I	0.50% on first $500 million	0.65%
		0.45% on assets over $500 million

The expense limitation agreement is effective until January 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund’s registration statement, until such time as the Adviser provides written notice of non-renewal, and will terminate automatically upon termination of the Agreement.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

For the six months ended March 31, 2023, the Fund incurred advisory fees payable to Vontobel, expense waivers/reimbursements from Vontobel and paid expense recoupments to Vontobel as follows:

Fund	Advisory Fee to Vontobel	Expenses Reduced by Vontobel	Advisory Waivers Recouped by Vontobel
Vontobel U.S. Equity Institutional Fund	$51,873	$236,695	$—

The balances of recoverable expenses to Vontobel by the Fund at March 31, 2023 were as follows:

For the:	Expiring	Vontobel

Year Ended September 30, 2020	September 30, 2023	$467,284
Year Ended September 30, 2021	September 30, 2024	444,141
Year Ended September 30, 2022	September 30, 2025	481,888
Six months ended March 31, 2023	September 30, 2026	236,695

Balances of Recoverable Expenses to the Adviser		$1,630,008

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor $50,000 annually and reimburses for certain out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements with the Trust, on behalf of the Fund. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The Fund is subject to a minimum annual fee of $150,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund has agreed to pay Foreside a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $150,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2023, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2023, the aggregate Trustee compensation paid by the Trust was $218,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

C.     Investment Transactions

For the six months ended March 31, 2023, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales
Vontobel U.S. Equity Institutional Fund	$3,665,045	$4,500,692

D.     Federal Income Tax

As of March 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Vontobel U.S. Equity Institutional Fund	$17,116,991	$4,559,937	$(125,145)	$4,434,792

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals.

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2022 and September 30, 2021 for the Fund were as follows:

Vontobel U.S. Equity Institutional Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid
2022	$625,176	$1,837,447	$2,462,623	$—	$2,462,623
2021	94,303	472,296	566,599	—	566,599

As of the latest tax year ended September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

		Undistributed Long			Accumulated		Total
	Undistributed	Term Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
Fund	Ordinary Income	Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
Vontobel U.S. Equity Institutional Fund	$22,425	$827,359	$849,784	$ —	$ —	$1,491,770	$2,341,554

E.     Concentration by Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

In addition, as of March 31, 2023, the Adviser or Adviser affiliates held outstanding shares of the Fund as follows:

		%
Fund	Class	Ownership
Vontobel U.S. Equity Institutional Fund	I shares	79.7

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

A.     Summary of Fund Holdings as of March 31, 2023

Vontobel U.S. Equity Institutional Fund

Market Exposure

Equity Securities	% of Net Assets
Software	16.4%
Medical Equipment & Devices	11.6
Institutional Financial Services	9.3
Beverages	7.2
Technology Services	7.1
Internet Media & Services	6.1
Health Care Facilities & Services	5.7
Retail - Consumer Staples	5.3
Insurance	5.1
Food	5.1
Cable & Satellite	4.1
E-Commerce Discretionary	3.5
Electrical Equipment	3.5
Industrial Support Services	2.7
Retail - Discretionary	1.7
Construction Materials	1.7

Market Exposure

Equity Securities	% of Net Assets
Chemicals	1.5%
Apparel & Textile Products	1.1
Machinery	1.0
Semiconductors	0.8
Wholesale - Discretionary	0.3
Total	100.8%

Equity

Issuer	% of Net Assets
Microsoft Corp.	5.9%
Mondelez International, Inc. - Class A	5.1
CME Group, Inc.	4.8
Adobe, Inc.	4.5
Intercontinental Exchange, Inc.	4.5
Total	24.7%

B.     Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

		Beginning Account	Ending Account
	Expense	Value	Value	Expenses Paid
	Ratio	10/1/2022	3/31/2023	10/1/22-3/31/23*
Actual	0.65%	$1,000.00	$1,162.50	$3.50
Hypothetical	0.65%	$1,000.00	$1,021.69	$3.28

*Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.     Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on March 8, 2023.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process, the Adviser’s compliance program, pending material litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered with respect to the Fund or any other fund managed by the Adviser since the last renewal of the Agreement. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board considered the investment performance of the Fund. As part of this analysis, the Board reviewed an independent report prepared by FUSE Research Network, LLC (the “FUSE Report”). The FUSE Report consisted of comparisons of the Fund to 15 other large growth funds selected by FUSE with similar pricing characteristics (the “Peer Group”), and to the Peer Group and all other large growth funds with similar pricing features (the “Peer Universe”). The Board reviewed the methodology used to select the Peer Group and the Peer Universe. The Board also reviewed the performance of the Fund’s selected benchmark and other pooled investment vehicles and separately managed accounts advised by the Adviser with similar investment mandates (the “Similar Vontobel Accounts”) for one-year and three-year periods through December 31, 2022. The Board reviewed the investment performance of the Fund compared to the Fund’s Peer Group and Peer Universe for various periods ended December 31, 2022. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.50% of average daily net assets of the Fund. The Board reviewed the investment advisory fee paid by the Fund in comparison to the investment advisory fees paid by the funds within the Peer Group and Peer Universe, noting that the fee paid by the Fund was less than the median fee paid by the Peer Group and Peer Universe. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets of the Fund. The Board then reviewed the advisory fees paid by Similar Vontobel

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

Accounts. Noting that the advisory fee for the Fund was more than the advisory fees paid by the Similar Vontobel Accounts, the Board acknowledged that the difference was attributable to different services received by Similar Vontobel Accounts. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fee and expense ratio were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and the overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the Fund was not yet profitable for the Adviser given the Fund’s limited history of operations and asset size.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board considered the Adviser’s representations that it believed that additional breakpoints were not necessary at this time as the Fund was priced competitively. The Board recognized that the Adviser and its affiliates may derive other benefits from their relationship with the Fund, noting that, among other things, any brokerage commissions generated by the Fund’s investment activity would contribute to the Adviser’s soft-dollar commission pool. Additionally, the Board noted that the Adviser may enjoy enhanced name recognition as an adviser in the Trust, which may facilitate the procurement of additional mandates.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

D.     Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Management Group as the administrator of the LRMP for the Fund on March 6, 2019. The Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 8-9, 2023, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2022. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

ADVISERS INVESTMENT TRUST

VONTOBEL U.S. EQUITY INSTITUTIONAL FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

E.     Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 866-252-5393 (toll free).

Investment Adviser

Vontobel Asset Management, Inc.

1540 Broadway

38th Floor

New York, New York 10036

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Ernst & Young LLP

One Manhattan West

New York, New York 10001-8604

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-252-5393 (toll free) or 312-630-6583

VON 03/23

March 31, 2023

State Farm

State Farm Funds

SEMI-ANNUAL REPORT

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Advisers Investment Trust

State Farm Funds

March 31, 2023 (Unaudited)

Investors may obtain a copy of the proxy voting policies and procedures by writing to Advisers Investment Trust in the name of the respective Fund, P.O. Box 182330, Columbus, OH 43218-2330 or by calling the Fund at 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812. Information about how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov.

The Funds file their respective complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their respective reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling 800-477-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

MESSAGE TO SHAREHOLDERS

March 31, 2023

Dear Shareholders,

Thank you for investing with State Farm Funds®. We are pleased to present the Semi-Annual Report for the 6-month period ended March 31, 2023, for the State Farm Growth Fund, State Farm Balanced Fund, State Farm Interim Fund, and the State Farm Municipal Bond Fund (the “State Farm Funds” or the “Funds”), each a series of Advisers Investment Trust. We encourage your review and consideration of the entire report.

The State Farm Funds are advised by State Farm Investment Management Corp. with Northern Trust Investments, Inc. providing day-to-day portfolio management as the sub-adviser. The Northern Trust Company serves as the Funds’ administrator, fund accountant, custodian, and transfer agent.

State Farm Investment Management Corp., the Investment Adviser, has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.1 We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.2

Sincerely,

Sarah Mineau
Vice President
State Farm Investment Management Corp.

[1]	Investing involves risk, including potential for loss.

[2]	Asset allocation does not assure a profit or protect against loss.

1

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (98.88%)

Advertising & Marketing (0.31%)
Interpublic Group of Cos. Inc., The	528,100	$19,666,444

Aerospace & Defense (0.20%)
General Dynamics Corp.	50,000	11,410,500
Lockheed Martin Corp.	3,300	1,560,009

		12,970,509

Apparel & Textile Products (0.58%)
NIKE Inc., Class B	26,400	3,237,696
Ralph Lauren Corp.	113,900	13,288,713
Tapestry Inc.	473,900	20,429,829

		36,956,238

Asset Management (0.27%)
BlackRock Inc.	1,900	1,271,328
Invesco Ltd.	15,800	259,120
Janus Henderson Group PLC	584,200	15,563,088

		17,093,536

Automotive (0.71%)
Tesla Inc.(a)	217,600	45,143,296

Banking (1.83%)
Citigroup Inc.	170,200	7,980,678
Commerce Bancshares Inc.	61,100	3,565,185
First Hawaiian Inc.	445,400	9,188,602
M&T Bank Corp.	62,000	7,413,340
Pinnacle Financial Partners Inc.	700	38,612
Prosperity Bancshares Inc.	149,000	9,166,480
Wells Fargo & Co.	2,116,100	79,099,818

		116,452,715

Beverages (2.40%)
Coca-Cola Co., The	847,000	52,539,410
Constellation Brands Inc., Class A	40,600	9,171,134
PepsiCo Inc.	496,000	90,420,800

		152,131,344

Biotechnology & Pharmaceuticals (16.36%)
AbbVie Inc.	635,800	101,327,446
Amgen Inc.	176,485	42,665,249
Bristol-Myers Squibb Co.	18,800	1,303,028
Eli Lilly & Co.	795,700	273,259,294
Gilead Sciences Inc.	24,800	2,057,656
Johnson & Johnson	2,481,300	384,601,500
Maravai LifeSciences Holdings Inc., Class A(a)	129,800	1,818,498
Merck & Co. Inc.	82,250	8,750,577
Organon & Co.	17,103	402,263
Pfizer Inc.	2,214,832	90,365,146
Regeneron Pharmaceuticals Inc.(a)	17,800	14,625,726
Zoetis Inc.	705,396	117,406,110

		1,038,582,493

Cable & Satellite (0.17%)
Comcast Corp., Class A	84,300	3,195,813

	Shares	Value
Common Stocks (Cont.)

Cable & Satellite (Cont.)
DISH Network Corp., Class A(a)	69,000	$643,770
Sirius XM Holdings Inc.	1,795,000	7,126,150

		10,965,733

Chemicals (4.78%)
Air Products and Chemicals Inc.	829,800	238,326,858
Ashland Global Holdings Inc.	96,400	9,901,244
International Flavors &
Fragrances Inc.	524,541	48,236,790
Linde PLC	17,600	6,255,744
Sherwin-Williams Co., The	4,700	1,056,419

		303,777,055

Commercial Support Services (0.68%)
Cintas Corp.	14,900	6,893,932
H&R Block Inc.	547,700	19,306,425
Republic Services Inc.	28,200	3,813,204
Waste Management Inc.	78,600	12,825,162

		42,838,723

Construction Materials (2.81%)
Vulcan Materials Co.	1,039,200	178,285,152

Containers & Packaging (0.76%)
AptarGroup Inc.	409,497	48,398,450

Diversified Industrials (3.00%)
3M Co.	175,400	18,436,294
Emerson Electric Co.	126,400	11,014,496
Honeywell International Inc.	11,700	2,236,104
Illinois Tool Works Inc.	652,300	158,802,435

		190,489,329

E-Commerce Discretionary (0.38%)
Amazon.com Inc.(a)	216,600	22,372,614
Etsy Inc.(a)	17,000	1,892,610

		24,265,224

Electric Utilities (0.88%)
CMS Energy Corp.	13,200	810,216
Dominion Energy Inc.	56,100	3,136,551
Evergy Inc.	167,800	10,255,936
Hawaiian Electric Industries Inc.	253,100	9,719,040
IDACORP Inc.	95,500	10,345,515
Public Service Enterprise Group Inc.	165,000	10,304,250
WEC Energy Group Inc.	117,600	11,147,304

		55,718,812

Electrical Equipment (0.08%)
AMETEK Inc.	36,000	5,231,880

Entertainment Content (4.29%)
Electronic Arts Inc.	93,000	11,201,850
Walt Disney Co., The(a)	2,609,440	261,283,227

		272,485,077

2	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Food (1.36%)
General Mills Inc.	33,900	$2,897,094
Kellogg Co.	179,400	12,012,624
McCormick & Co. Inc.	856,600	71,277,686

		86,187,404

Gas & Water Utilities (0.10%)
American Water Works Co. Inc.	44,100	6,460,209

Health Care Facilities & Services (0.80%)
Cardinal Health Inc.	114,700	8,659,850
Chemed Corp.	20,500	11,023,875
IQVIA Holdings Inc.(a)	50,300	10,004,167
Quest Diagnostics Inc.	70,200	9,931,896
UnitedHealth Group Inc.	23,600	11,153,124

		50,772,912

Home & Office Products (0.63%)
HNI Corp.	1,439,200	40,067,328

Household Products (2.33%)
Clorox Co., The	32,200	5,095,328
Colgate-Palmolive Co.	466,300	35,042,445
Procter & Gamble Co., The	724,755	107,763,821

		147,901,594

Industrial Support Services (0.21%)
MSC Industrial Direct Co. Inc., Class A	123,700	10,390,800
Watsco Inc.	9,200	2,927,072

		13,317,872

Institutional Financial Services (0.21%)
Cboe Global Markets Inc.	85,000	11,410,400
Northern Trust Corp.	20,600	1,815,478

		13,225,878

Insurance (1.12%)
Aon PLC, Class A	41,300	13,021,477
Assurant Inc.	45,700	5,487,199
Berkshire Hathaway Inc., Class B(a)	23,800	7,348,726
Chubb Ltd.	71,300	13,845,034
Hanover Insurance Group Inc., The	75,100	9,650,350
Travelers Cos. Inc., The	66,700	11,433,047
Willis Towers Watson PLC	45,400	10,550,052

		71,335,885

Internet Media & Services (3.57%)
Alphabet Inc., Class A(a)	1,534,300	159,152,939
Alphabet Inc., Class C(a)	118,320	12,305,280
Booking Holdings Inc.(a)	400	1,060,964
Match Group Inc.(a)	25,600	982,784
Meta Platforms Inc., Class A(a)	152,270	32,272,104
Netflix Inc.(a)	61,400	21,212,472

		226,986,543

	Shares	Value
Common Stocks (Cont.)

Leisure Facilities & Services (1.34%)
Caesars Entertainment Inc.(a)	53,700	$2,621,097
Carnival Corp.(a)	247,100	2,508,065
Domino’s Pizza Inc.	21,100	6,960,257
Las Vegas Sands Corp.(a)	46,700	2,682,915
Madison Square Garden Sports Corp.	60,100	11,710,485
McDonald’s Corp.	57,300	16,021,653
MGM Resorts International	49,000	2,176,580
Norwegian Cruise Line Holdings Ltd.(a)	19,800	266,310
Royal Caribbean Cruises Ltd.(a)	40,800	2,664,240
Starbucks Corp.	283,800	29,552,094
Travel + Leisure Co.	141,600	5,550,720
Wynn Resorts Ltd.(a)	19,000	2,126,290

		84,840,706

Machinery (3.58%)
Caterpillar Inc.	892,321	204,198,738
IDEX Corp.	46,900	10,835,307
Nordson Corp.	44,900	9,979,474
Snap-on Inc.	9,400	2,320,766

		227,334,285

Medical Equipment & Devices (2.61%)
Abbott Laboratories	847,500	85,817,850
Agilent Technologies Inc.	548,071	75,820,142
QIAGEN NV(a)	87,000	3,995,910

		165,633,902

Metals & Mining (1.03%)
Freeport-McMoRan Inc.	268,400	10,980,244
Newmont Corp.	73,800	3,617,676
Rio Tinto PLC Sponsored ADR	739,300	50,715,980

		65,313,900

Oil & Gas Producers (4.06%)
APA Corp.	188,200	6,786,492
Cheniere Energy Inc.	35,500	5,594,800
Chevron Corp.	985,900	160,859,444
ConocoPhillips	26,000	2,579,460
Devon Energy Corp.	79,800	4,038,678
Diamondback Energy Inc.	24,200	3,271,114
EOG Resources Inc.	28,200	3,232,566
Exxon Mobil Corp.	265,600	29,125,696
Marathon Oil Corp.	104,600	2,506,216
Occidental Petroleum Corp.	197,500	12,329,925
Pioneer Natural Resources Co.	1,200	245,088
Targa Resources Corp.	108,200	7,893,190
Texas Pacific Land Corp.	11,400	19,391,628

		257,854,297

Oil, Gas Services & Equipment (0.00%)
Halliburton Co.	1,400	44,296

See accompanying notes to financial statements.	3

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Publishing & Broadcasting (0.35%)
Nexstar Media Group Inc., Class A	22,800	$3,936,648
World Wrestling Entertainment Inc., Class A	200,100	18,261,126

		22,197,774

Real Estate Investment Trusts (1.36%)
American Tower Corp.	4,900	1,001,266
Apartment Income REIT Corp.	305,100	10,925,631
AvalonBay Communities Inc.	65,900	11,075,154
Camden Property Trust	69,100	7,244,444
Equity Residential	154,100	9,246,000
Essex Property Trust Inc.	49,700	10,394,258
Iron Mountain Inc.	129,400	6,846,554
Lamar Advertising Co., Class A	120,400	12,026,756
Medical Properties Trust Inc.	195,400	1,606,188
Mid-America Apartment Communities Inc.	28,800	4,349,952
Public Storage	37,400	11,300,036

		86,016,239

Retail - Consumer Staples (2.47%)
Walmart Inc.	1,062,900	156,724,605

Retail - Discretionary (1.12%)
AutoZone Inc.(a)	4,700	11,553,305
Bath & Body Works Inc.	92,700	3,390,966
Best Buy Co. Inc.	109,000	8,531,430
Dick’s Sporting Goods Inc.	7,400	1,049,986
Home Depot Inc., The	90,147	26,604,183
Lowe’s Cos. Inc.	5,400	1,079,838
O’Reilly Automotive Inc.(a)	14,600	12,395,108
TJX Cos. Inc., The	9,700	760,092
Williams-Sonoma Inc.	49,100	5,973,506

		71,338,414

Semiconductors (5.56%)
Advanced Micro Devices Inc.(a)	3,600	352,836
Analog Devices Inc.	3,300	650,826
Applied Materials Inc.	6,900	847,527
ASML Holding NV NY Reg. Shares	334,633	227,788,029
Broadcom Inc.	20,000	12,830,800
KLA Corp.	33,000	13,172,610
Lam Research Corp.	14,600	7,739,752
Microchip Technology Inc.	133,600	11,193,008
NVIDIA Corp.	156,000	43,332,120
QUALCOMM Inc.	8,200	1,046,156
Texas Instruments Inc.	183,007	34,041,132

		352,994,796

Software (3.51%)
Adobe Inc.(a)	9,516	3,667,181
ANSYS Inc.(a)	24,000	7,987,200
Ceridian HCM Holding Inc.(a)	18,200	1,332,604

	Shares	Value
Common Stocks (Cont.)

Software (Cont.)
Microsoft Corp.	701,169	$202,147,022
Roper Technologies Inc.	17,100	7,535,799

		222,669,806

Specialty Finance (0.46%)
AGNC Investment Corp.	1,329,700	13,403,376
Ally Financial Inc.	16,200	412,938
Credit Acceptance Corp.(a)	6,700	2,921,468
OneMain Holdings Inc.	284,000	10,530,720
UWM Holdings Corp.	367,719	1,805,500

		29,074,002

Steel (1.18%)
Nucor Corp.	486,500	75,149,655

Technology Hardware (13.07%)
Apple Inc.	4,593,068	757,396,913
Cisco Systems Inc.	186,300	9,738,833
Corning Inc.	1,284,600	45,320,688
Seagate Technology Holdings PLC	83,700	5,534,244
Teledyne Technologies Inc.(a)	27,300	12,212,928

		830,203,606

Technology Services (2.09%)
Accenture PLC, Class A	23,500	6,716,535
Amdocs Ltd.	119,400	11,465,982
Automatic Data Processing Inc.	109,900	24,467,037
Broadridge Financial Solutions Inc.	79,300	11,623,001
CDW Corp.	27,400	5,339,986
DXC Technology Co.(a)	100	2,556
Genpact Ltd.	46,700	2,158,474
Jack Henry & Associates Inc.	5,300	798,816
Mastercard Inc., Class A	24,864	9,035,826
Paychex Inc.	93,400	10,702,706
Science Applications International Corp.	102,200	10,982,412
Thoughtworks Holding Inc.(a)	242,200	1,782,592
Verisk Analytics Inc.	44,200	8,480,212
Visa Inc., Class A	128,712	29,019,408

		132,575,543

Telecommunications (0.24%)
AT&T Inc.	119,700	2,304,225
Verizon Communications Inc.	327,100	12,720,919

		15,025,144

Tobacco & Cannabis (0.11%)
Altria Group Inc.	157,100	7,009,802

Transportation & Logistics (0.49%)
Delta Air Lines Inc.(a)	100	3,492
Landstar System Inc.	61,000	10,934,860
Norfolk Southern Corp.	49,100	10,409,200
Ryder System Inc.	31,000	2,766,440
Union Pacific Corp.	16,500	3,320,790

4	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Transportation & Logistics (Cont.)
United Airlines Holdings Inc.(a)	7,300	$323,025
United Parcel Service Inc., Class B	18,400	3,569,416

		31,327,223

Wholesale - Consumer Staples (3.43%)
Archer-Daniels-Midland Co.	2,733,954	217,786,776

Total Common Stocks (cost $1,769,516,192)		6,278,822,406

	Principal amount	Value
U.S. Treasury Obligations (0.09%)
U.S. Treasury Bill
4.460%, 05/11/2023(b),(c)	$5,735,000	5,706,855

Total U.S. Treasury Obligations (cost $5,706,594)		5,706,855

	Shares	Value
Short-term Investments (0.72%)
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(d)	45,839,067	45,839,067

Total Short-term Investments (cost $45,839,067)		45,839,067

TOTAL INVESTMENTS (99.69%) (cost $1,821,061,853)		6,330,368,328
OTHER ASSETS, NET OF LIABILITIES (0.31%)		19,948,693

NET ASSETS (100.00%)		$6,350,317,021

(a)	Non-income producing security.
(b)	Security pledged as collateral to cover margin requirements for open futures contracts.
(c)	Discount rate at the time of purchase.
(d)	Rate shown is the 7-day yield as of March 31, 2023.

PLC – Public Limited Company

ADR – American Depositary Receipt

At March 31, 2023, the Fund had open futures contracts as follows:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*
Long Contracts
E-Mini S&P 500	143	6/16/2023	USD	29,584,913	$1,520,994

* Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to financial statements.	5

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (68.88%)

Aerospace & Defense (0.12%)
General Dynamics Corp.	9,500	$2,167,995
Lockheed Martin Corp.	700	330,911

		2,498,906

Apparel & Textile Products (0.05%)
NIKE Inc., Class B	5,500	674,520
Tapestry Inc.	11,700	504,387

		1,178,907

Asset Management (0.06%)
BlackRock Inc.	1,800	1,204,416

Automotive (0.17%)
Tesla Inc.(a)	17,600	3,651,296

Banking (1.48%)
Citigroup Inc.	2,900	135,981
Commerce Bancshares Inc.	8,900	519,315
First Hawaiian Inc.	100,800	2,079,504
JPMorgan Chase & Co.	1,900	247,589
M&T Bank Corp.	19,000	2,271,830
Pinnacle Financial Partners Inc.	200	11,032
Prosperity Bancshares Inc.	35,300	2,171,656
Wells Fargo & Co.	659,300	24,644,634

		32,081,541

Beverages (0.97%)
Coca-Cola Co., The	177,257	10,995,252
Constellation Brands Inc., Class A	6,800	1,536,052
PepsiCo Inc.	46,400	8,458,720

		20,990,024

Biotechnology & Pharmaceuticals (11.25%)
AbbVie Inc.	50,000	7,968,500
Amgen Inc.	70,750	17,103,812
Bristol-Myers Squibb Co.	2,300	159,413
Eli Lilly & Co.	212,000	72,805,040
Gilead Sciences Inc.	11,000	912,670
Johnson & Johnson	417,500	64,712,500
Maravai LifeSciences Holdings Inc., Class A(a)	31,700	444,117
Merck & Co. Inc.	71,600	7,617,524
Moderna Inc.(a)	100	15,358
Organon & Co.	7,162	168,450
Pfizer Inc.	727,540	29,683,632
Regeneron Pharmaceuticals Inc.(a)	3,900	3,204,513
Zoetis Inc.	229,295	38,163,860

		242,959,389

Cable & Satellite (0.05%)
Charter Communications Inc., Class A(a)	1,200	429,132
Comcast Corp., Class A	14,800	561,068
DISH Network Corp., Class A(a)	100	933

		991,133

	Shares	Value
Common Stocks (Cont.)

Chemicals (3.76%)
Air Products and Chemicals Inc.	229,900	$66,029,579
Ashland Global Holdings Inc.	18,500	1,900,135
Dow Inc.	31,870	1,747,113
International Flavors & Fragrances Inc.	119,888	11,024,901
Linde PLC	1,500	533,160

		81,234,888

Commercial Support Services (0.26%)
Cintas Corp.	4,100	1,896,988
Republic Services Inc.	6,600	892,452
Waste Management Inc.	17,000	2,773,890

		5,563,330

Construction Materials (1.27%)
Vulcan Materials Co.	160,000	27,449,600

Consumer Services (0.01%)
Grand Canyon Education Inc.(a)	1,500	170,850
Service Corp. International	1,700	116,926

		287,776

Containers & Packaging (0.58%)
AptarGroup Inc.	106,800	12,622,692

Diversified Industrials (2.07%)
3M Co.	70,800	7,441,788
Emerson Electric Co.	62,400	5,437,536
Illinois Tool Works Inc.	130,400	31,745,880

		44,625,204

E-Commerce Discretionary (0.18%)
Amazon.com Inc.(a)	36,800	3,801,072

Electric Utilities (0.57%)
CMS Energy Corp.	3,200	196,416
Dominion Energy Inc.	13,200	738,012
Duke Energy Corp.	11,633	1,122,235
Evergy Inc.	40,400	2,469,248
Hawaiian Electric Industries Inc.	24,400	936,960
IDACORP Inc.	22,600	2,448,258
Public Service Enterprise Group Inc.	30,500	1,904,725
WEC Energy Group Inc.	25,300	2,398,187

		12,214,041

Electrical Equipment (0.06%)
AMETEK Inc.	8,600	1,249,838

Entertainment Content (4.18%)
Electronic Arts Inc.	17,700	2,131,965
Walt Disney Co., The(a)	879,595	88,073,847
Warner Bros Discovery Inc.(a)	100	1,510

		90,207,322

Food (0.59%)
General Mills Inc.	5,100	435,846

6	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Food (Cont.)
Kellogg Co.	132,500	$8,872,200
Nestle SA Sponsored ADR	27,900	3,395,151

		12,703,197

Gas & Water Utilities (0.10%)
American Water Works Co. Inc.	15,300	2,241,297

Health Care Facilities & Services (0.38%)
Chemed Corp.	4,800	2,581,200
IQVIA Holdings Inc.(a)	4,700	934,783
Quest Diagnostics Inc.	16,300	2,306,124
UnitedHealth Group Inc.	5,100	2,410,209

		8,232,316

Home & Office Products (0.21%)
HNI Corp.	160,000	4,454,400

Household Products (3.40%)
Clorox Co., The	6,900	1,091,856
Colgate-Palmolive Co.	27,300	2,051,595
Procter & Gamble Co., The	473,200	70,360,108

		73,503,559

Industrial Support Services (0.15%)
MSC Industrial Direct Co. Inc., Class A	30,100	2,528,400
Watsco Inc.	2,200	699,952

		3,228,352

Institutional Financial Services (0.13%)
Cboe Global Markets Inc.	18,100	2,429,744
Northern Trust Corp.	4,900	431,837

		2,861,581

Insurance (0.78%)
Allstate Corp., The	6,800	753,508
Aon PLC, Class A	9,800	3,089,842
Assurant Inc.	11,100	1,332,777
Berkshire Hathaway Inc., Class B(a)	5,700	1,759,989
Chubb Ltd.	10,800	2,097,144
Hanover Insurance Group Inc., The	17,900	2,300,150
Hartford Financial Services Group Inc., The	2,000	139,380
Travelers Cos. Inc., The	16,400	2,811,124
Willis Towers Watson PLC	10,900	2,532,942

		16,816,856

Internet Media & Services (3.46%)
Alphabet Inc., Class A(a)	516,440	53,570,321
Alphabet Inc., Class C(a)	71,180	7,402,720
Match Group Inc.(a)	100	3,839
Meta Platforms Inc., Class A(a)	64,830	13,740,070
Netflix Inc.(a)	100	34,548

		74,751,498

	Shares	Value
Common Stocks (Cont.)

Leisure Facilities & Services (0.64%)
Caesars Entertainment Inc.(a)	100	$4,881
Carnival Corp.(a)	100	1,015
Madison Square Garden Sports Corp.	14,600	2,844,810
McDonald’s Corp.	13,400	3,746,774
MGM Resorts International	100	4,442
Norwegian Cruise Line Holdings Ltd.(a)	100	1,345
Royal Caribbean Cruises Ltd.(a)	100	6,530
Starbucks Corp.	69,900	7,278,687
Wynn Resorts Ltd.(a)	100	11,191

		13,899,675

Machinery (3.90%)
Caterpillar Inc.	264,300	60,482,412
Deere & Co.	41,002	16,928,906
Donaldson Co. Inc.	36,517	2,386,021
IDEX Corp.	6,600	1,524,798
Nordson Corp.	10,600	2,355,956
Snap-on Inc.	2,200	543,158

		84,221,251

Medical Equipment & Devices (1.52%)
Abbott Laboratories	104,075	10,538,634
Agilent Technologies Inc.	143,587	19,863,826
Danaher Corp.	2,300	579,692
QIAGEN NV(a)	39,600	1,818,828

		32,800,980

Metals & Mining (0.68%)
Newmont Corp.	19,200	941,184
Rio Tinto PLC Sponsored ADR	200,000	13,720,000

		14,661,184

Oil & Gas Producers (3.61%)
APA Corp.	100	3,606
Cheniere Energy Inc.	8,200	1,292,320
Chevron Corp.	274,000	44,705,840
ConocoPhillips	800	79,368
Enbridge Inc.	54,858	2,092,833
EOG Resources Inc.	400	45,852
Exxon Mobil Corp.	271,000	29,717,860
Occidental Petroleum Corp.	100	6,243
Pioneer Natural Resources Co.	200	40,848

		77,984,770

Real Estate Investment Trusts (0.65%)
AvalonBay Communities Inc.	15,900	2,672,154
Camden Property Trust	15,800	1,656,472
Equity Residential	23,400	1,404,000
Essex Property Trust Inc.	12,300	2,572,422
Highwoods Properties Inc.	28,700	665,553
Medical Properties Trust Inc.	46,200	379,764
Mid-America Apartment Communities Inc.	8,300	1,253,632

See accompanying notes to financial statements.	7

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (Cont.)

Real Estate Investment Trusts (Cont.)
Prologis Inc.	2,600	$324,402
Public Storage	8,400	2,537,976
WP Carey Inc.	6,600	511,170

		13,977,545

Renewable Energy (0.00%)
SolarEdge Technologies Inc.(a)	100	30,395

Retail - Consumer Staples (0.64%)
Walmart Inc.	93,800	13,830,810

Retail - Discretionary (0.54%)
AutoZone Inc.(a)	1,100	2,703,965
Bath & Body Works Inc.	100	3,658
Home Depot Inc., The	18,760	5,536,451
O’Reilly Automotive Inc.(a)	3,700	3,141,226
TJX Cos. Inc., The	2,400	188,064

		11,573,364

Semiconductors (0.77%)
Advanced Micro Devices Inc.(a)	100	9,801
Applied Materials Inc.	100	12,283
ASML Holding NV NY Reg. Shares	14,821	10,088,803
Broadcom Inc.	2,000	1,283,080
Micron Technology Inc.	100	6,034
NVIDIA Corp.	1,800	499,986
ON Semiconductor Corp.(a)	100	8,232
Qorvo Inc.(a)	100	10,157
QUALCOMM Inc.	2,000	255,160
Skyworks Solutions Inc.	100	11,798
Texas Instruments Inc.	24,373	4,533,622

		16,718,956

Software (2.30%)
Adobe Inc.(a)	1,100	423,907
ANSYS Inc.(a)	5,700	1,896,960
Ceridian HCM Holding Inc.(a)	100	7,322
Microsoft Corp.	157,321	45,355,644
Oracle Corp.	1,800	167,256
Roper Technologies Inc.	4,100	1,806,829

		49,657,918

Specialty Finance (0.28%)
AGNC Investment Corp.	319,000	3,215,520
Credit Acceptance Corp.(a)	1,600	697,664
GATX Corp.	4,200	462,084
OneMain Holdings Inc.	36,900	1,368,252
UWM Holdings Corp.	85,270	418,676

		6,162,196

Steel (3.12%)
Nucor Corp.	436,500	67,426,155

Technology Hardware (9.39%)
Apple Inc.	1,138,804	187,788,780
Cisco Systems Inc.	5,700	297,967

	Shares	Value
Common Stocks (Cont.)

Technology Hardware (Cont.)
Corning Inc.	335,292	$11,829,102
Teledyne Technologies Inc.(a)	6,700	2,997,312

		202,913,161

Technology Services (1.49%)
Accenture PLC, Class A	4,000	1,143,240
Amdocs Ltd.	21,400	2,055,042
Automatic Data Processing Inc.	38,600	8,593,518
Broadridge Financial Solutions Inc.	19,300	2,828,801
CDW Corp.	9,700	1,890,433
DXC Technology Co.(a)	100	2,556
Genpact Ltd.	12,900	596,238
Mastercard Inc., Class A	5,239	1,903,905
Paychex Inc.	15,300	1,753,227
Science Applications International Corp.	22,000	2,364,120
Thoughtworks Holding Inc.(a)	57,300	421,728
Verisk Analytics Inc.	13,500	2,590,110
Visa Inc., Class A	27,130	6,116,730

		32,259,648

Telecommunications (0.13%)
AT&T Inc.	29,800	573,650
Verizon Communications Inc.	57,490	2,235,786

		2,809,436

Tobacco & Cannabis (0.07%)
Altria Group Inc.	36,000	1,606,320

Transportation & Logistics (0.36%)
American Airlines Group Inc.(a)	100	1,475
Expeditors International of Washington Inc.	4,800	528,576
Landstar System Inc.	11,700	2,097,342
Norfolk Southern Corp.	11,700	2,480,400
Union Pacific Corp.	12,066	2,428,403
United Parcel Service Inc., Class B	1,100	213,389

		7,749,585

Transportation Equipment (0.00%)
Westinghouse Air Brake Technologies Corp.	676	68,317

Wholesale - Consumer Staples (2.50%)
Archer-Daniels-Midland Co.	677,561	53,974,509

Total Common Stocks (cost $347,164,600)		1,487,930,606

	Principal amount	Value
Corporate Bonds (9.76%)

Aerospace & Defense (0.33%)
Boeing (The) Co.
2.850%, 10/30/2024	$1,000,000	965,609
2.250%, 06/15/2026	500,000	459,619

8	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Aerospace & Defense (Cont.)
General Dynamics Corp.
2.375%, 11/15/2024	$500,000	$482,714
2.125%, 08/15/2026	500,000	468,166
2.625%, 11/15/2027	500,000	463,257
3.750%, 05/15/2028	200,000	195,136
Northrop Grumman Corp.
2.930%, 01/15/2025	1,000,000	968,274
3.250%, 01/15/2028	500,000	475,082
Precision Castparts Corp.
3.250%, 06/15/2025	1,000,000	975,871
Raytheon Technologies Corp.
3.125%, 05/04/2027	500,000	474,454
2.250%, 07/01/2030	1,500,000	1,284,912

		7,213,094

Apparel & Textile Products (0.02%)
NIKE Inc.
2.375%, 11/01/2026	500,000	469,690

		469,690

Asset Management (0.08%)
Charles Schwab (The) Corp.
3.750%, 04/01/2024	1,140,000	1,119,586
OWL Rock Core Income Corp.
7.750%, 09/16/2027(b)	250,000	246,284
BlackRock Inc.
2.400%, 04/30/2030	250,000	219,318
Ameriprise Financial Inc.
4.500%, 05/13/2032	250,000	239,349

		1,824,537

Automotive (0.16%)
Toyota Motor Credit Corp.
2.900%, 04/17/2024	1,000,000	978,672
3.050%, 01/11/2028	500,000	471,801
3.650%, 01/08/2029	1,000,000	961,948
American Honda Finance Corp.
2.300%, 09/09/2026	500,000	463,961
3.500%, 02/15/2028	500,000	478,990

		3,355,372

Banking (1.83%)
JPMorgan Chase & Co.
3.625%, 05/13/2024	500,000	493,652
3.125%, 01/23/2025	1,000,000	968,045
1.561%, 12/10/2025	1,000,000	937,789
3.300%, 04/01/2026	1,000,000	964,283
4.080%, 04/26/2026	1,000,000	981,785
3.702%, 05/06/2030	1,000,000	929,586
4.565%, 06/14/2030	1,000,000	973,441
2.739%, 10/15/2030	1,000,000	872,969
1.953%, 02/04/2032	1,000,000	804,501
2.580%, 04/22/2032	1,000,000	841,652
2.545%, 11/08/2032	500,000	414,547
2.963%, 01/25/2033	1,000,000	855,050

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
4.586%, 04/26/2033	$1,000,000	$968,325
4.912%, 07/25/2033	1,000,000	993,945
5.717%, 09/14/2033	250,000	256,090
HSBC U.S.A. Inc.
3.750%, 05/24/2024	500,000	487,514
Bank of Montreal
4.250%, 09/14/2024	250,000	246,945
HSBC Holdings PLC(Variable, ICE LIBOR USD 3M + 1.21%)(c)
3.803%, 03/11/2025	1,000,000	977,845
5.210%, 08/11/2028	250,000	247,451
5.402%, 08/11/2033	1,000,000	988,405
6.254%, 03/09/2034	250,000	261,371
Bank of America Corp.(Variable, U.S. SOFR + 0.69%)(c)
0.976%, 04/22/2025	1,000,000	952,741
3.384%, 04/02/2026	1,000,000	958,761
4.827%, 07/22/2026	250,000	247,085
5.080%, 01/20/2027	250,000	249,225
1.734%, 07/22/2027	500,000	448,355
2.087%, 06/14/2029	1,000,000	861,212
3.974%, 02/07/2030	1,000,000	934,680
3.194%, 07/23/2030	1,000,000	888,770
2.572%, 10/20/2032	500,000	408,656
2.972%, 02/04/2033	500,000	421,021
4.571%, 04/27/2033	1,000,000	951,900
5.015%, 07/22/2033	1,000,000	988,927
2.482%, 09/21/2036	1,000,000	759,427
3.846%, 03/08/2037	1,000,000	852,489
PNC Bank N.A.
3.250%, 06/01/2025	500,000	477,184
3.100%, 10/25/2027	1,000,000	933,460
KeyBank N.A.
4.150%, 08/08/2025	250,000	236,367
5.850%, 11/15/2027	250,000	245,814
Wells Fargo & Co.
3.000%, 04/22/2026	1,000,000	944,584
4.540%, 08/15/2026	250,000	245,391
3.000%, 10/23/2026	1,500,000	1,403,224
3.584%, 05/22/2028	364,000	342,945
4.150%, 01/24/2029	636,000	607,439
3.350%, 03/02/2033	500,000	433,375
4.897%, 07/25/2033	1,000,000	976,121
U.S. Bancorp
2.375%, 07/22/2026	1,000,000	917,355
3.150%, 04/27/2027	1,000,000	933,745
3.900%, 04/26/2028	1,000,000	955,870
Banco Santander SA
5.294%, 08/18/2027	200,000	196,849
Toronto-Dominion Bank (The)
4.693%, 09/15/2027	250,000	247,504
Royal Bank of Canada
6.000%, 11/01/2027	250,000	260,783

See accompanying notes to financial statements.	9

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Banking (Cont.)
Citigroup Inc.(Variable, U.S. SOFR + 1.28%)(c)
3.070%, 02/24/2028	$1,000,000	$929,710
2.561%, 05/01/2032	500,000	414,828
3.057%, 01/25/2033	500,000	423,133
3.785%, 03/17/2033	1,000,000	896,307
4.910%, 05/24/2033	1,000,000	981,533
Deutsche Bank AG
3.742%, 01/07/2033(c)	250,000	180,877

		39,572,838

Beverages (0.24%)
PepsiCo Inc.
3.500%, 07/17/2025	500,000	492,944
2.850%, 02/24/2026	500,000	483,847
1.400%, 02/25/2031	1,500,000	1,234,744
Coca-Cola (The) Co.
2.900%, 05/25/2027	500,000	478,193
2.125%, 09/06/2029	1,000,000	897,625
2.000%, 03/05/2031	1,000,000	856,168
1.375%, 03/15/2031	1,000,000	815,613

		5,259,134

Biotechnology & Pharmaceuticals (0.68%)
Novartis Capital Corp.
3.400%, 05/06/2024	1,500,000	1,480,797
3.000%, 11/20/2025	1,000,000	968,418
Pfizer Inc.
3.400%, 05/15/2024	1,000,000	986,434
3.450%, 03/15/2029	1,000,000	966,487
Amgen Inc.
3.625%, 05/22/2024	1,000,000	985,845
2.600%, 08/19/2026	500,000	470,849
3.200%, 11/02/2027	500,000	472,722
Eli Lilly & Co.
2.750%, 06/01/2025	472,000	456,747
3.100%, 05/15/2027	500,000	480,162
3.375%, 03/15/2029	407,000	389,554
AstraZeneca PLC
3.375%, 11/16/2025	1,000,000	977,654
1.375%, 08/06/2030	1,000,000	815,185
Johnson & Johnson
2.450%, 03/01/2026	500,000	480,380
2.900%, 01/15/2028	500,000	479,021
1.300%, 09/01/2030	1,000,000	837,020
GlaxoSmithKline Capital Inc.
3.875%, 05/15/2028	1,000,000	980,925
Sanofi
3.625%, 06/19/2028	500,000	488,126
Merck & Co. Inc.
3.400%, 03/07/2029	1,000,000	961,568
1.450%, 06/24/2030	500,000	413,334
Bristol-Myers Squibb Co.
3.400%, 07/26/2029	619,000	588,857

		14,680,085

	Principal amount	Value
Corporate Bonds (Cont.)
Cable & Satellite (0.08%)
Comcast Corp.
2.350%, 01/15/2027	$1,000,000	$931,482
1.500%, 02/15/2031	1,000,000	802,982

		1,734,464

Chemicals (0.17%)
Linde Inc.
3.200%, 01/30/2026	500,000	488,578
Ecolab Inc.
2.700%, 11/01/2026	500,000	473,954
3.250%, 12/01/2027	500,000	476,461
1.300%, 01/30/2031	1,000,000	793,154
PPG Industries Inc.
3.750%, 03/15/2028	500,000	480,506
E.I. du Pont de Nemours and Co.
2.300%, 07/15/2030	1,000,000	860,114

		3,572,767

Diversified Industrials (0.19%)
Emerson Electric Co.
3.150%, 06/01/2025	500,000	485,104
1.950%, 10/15/2030	500,000	420,078
3M Co.
3.000%, 08/07/2025	500,000	480,664
2.250%, 09/19/2026	500,000	461,508
3.375%, 03/01/2029	500,000	470,816
Dover Corp.
3.150%, 11/15/2025	1,000,000	965,854
Honeywell International Inc.
2.500%, 11/01/2026	500,000	474,620
1.950%, 06/01/2030	500,000	428,034

		4,186,678

E-Commerce Discretionary (0.02%)
Amazon.com Inc.
3.150%, 08/22/2027	500,000	481,728

		481,728

Electric Utilities (1.01%)
Florida Power & Light Co.
3.250%, 06/01/2024	1,000,000	982,865
3.125%, 12/01/2025	1,000,000	968,507
Interstate Power and Light Co.
3.250%, 12/01/2024	500,000	485,652
2.300%, 06/01/2030	500,000	418,214
DTE Electric Co.
3.375%, 03/01/2025	1,000,000	972,805
Arizona Public Service Co.
3.150%, 05/15/2025	500,000	479,968
Pacific Gas and Electric Co.
3.500%, 06/15/2025	1,000,000	953,310
3.450%, 07/01/2025	500,000	476,532
3.300%, 12/01/2027	500,000	450,256
3.750%, 07/01/2028	500,000	460,056

10	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electric Utilities (Cont.)
Duke Energy Progress LLC
3.250%, 08/15/2025	$500,000	$484,528
Louisville Gas and Electric Co.
3.300%, 10/01/2025	1,000,000	958,820
Virginia Electric and Power Co.
3.150%, 01/15/2026	500,000	483,815
3.800%, 04/01/2028	1,000,000	968,765
Georgia Power Co.
3.250%, 04/01/2026	500,000	477,091
San Diego Gas & Electric Co.
2.500%, 05/15/2026	500,000	468,099
Evergy Kansas Central Inc.
2.550%, 07/01/2026	1,000,000	937,552
3.100%, 04/01/2027	500,000	476,180
CenterPoint Energy Houston Electric LLC
2.400%, 09/01/2026	500,000	465,294
Duke Energy Carolinas LLC
2.950%, 12/01/2026	500,000	472,119
AEP Transmission Co. LLC
3.100%, 12/01/2026	500,000	475,347
Public Service Electric and Gas Co.
3.000%, 05/15/2027	500,000	472,328
3.700%, 05/01/2028	1,000,000	963,431
Commonwealth Edison Co.
2.950%, 08/15/2027	500,000	468,412
Southern California Edison Co.
3.650%, 03/01/2028	500,000	472,228
Ameren Illinois Co.
3.800%, 05/15/2028	500,000	485,806
Indiana Michigan Power Co.
3.850%, 05/15/2028	500,000	483,141
AEP Texas Inc.
3.950%, 06/01/2028	500,000	481,193
Duke Energy Ohio Inc.
3.650%, 02/01/2029	500,000	473,574
Union Electric Co.
3.500%, 03/15/2029	500,000	471,846
MidAmerican Energy Co.
3.650%, 04/15/2029	1,000,000	953,800
Alabama Power Co.
1.450%, 09/15/2030	500,000	400,987
Public Service Co. of Colorado
1.875%, 06/15/2031	3,000,000	2,450,498

		21,893,019

Electric, Gas Marketing & Trading (0.13%)
PECO Energy Co.
3.150%, 10/15/2025	1,000,000	964,634
Consolidated Edison Co. of New York Inc.
3.125%, 11/15/2027	500,000	467,517

	Principal amount	Value
Corporate Bonds (Cont.)
Electric, Gas Marketing & Trading (Cont.)
3.800%, 05/15/2028	$1,000,000	$964,141
Evergy Metro Inc.
2.250%, 06/01/2030	500,000	423,621

		2,819,913

Electrical Equipment (0.07%)
ABB Finance U.S.A. Inc.
3.800%, 04/03/2028	1,000,000	986,371
Rockwell Automation Inc.
3.500%, 03/01/2029	500,000	477,189

		1,463,560

Food (0.31%)
J.M. Smucker (The) Co.
3.500%, 03/15/2025	1,000,000	975,294
3.375%, 12/15/2027	500,000	475,469
Hershey (The) Co.
3.200%, 08/21/2025	1,000,000	970,062
2.300%, 08/15/2026	500,000	473,617
General Mills Inc.
3.200%, 02/10/2027	500,000	480,609
4.200%, 04/17/2028	1,000,000	989,171
Kellogg Co.
3.400%, 11/15/2027	500,000	476,269
4.300%, 05/15/2028	1,000,000	987,142
2.100%, 06/01/2030	500,000	418,510
Campbell Soup Co.
4.150%, 03/15/2028	500,000	489,767

		6,735,910

Gas & Water Utilities (0.13%)
Southern California Gas Co.
3.200%, 06/15/2025	500,000	485,205
Southwest Gas Corp.
3.700%, 04/01/2028	1,000,000	941,879
2.200%, 06/15/2030	500,000	412,601
Atmos Energy Corp.
2.625%, 09/15/2029	1,000,000	894,995

		2,734,680

Health Care Facilities & Services (0.18%)
UnitedHealth Group Inc.
5.000%, 10/15/2024	500,000	503,409
5.150%, 10/15/2025	250,000	254,715
3.700%, 05/15/2027	250,000	244,534
5.250%, 02/15/2028	250,000	259,957
4.000%, 05/15/2029	250,000	244,435
5.300%, 02/15/2030	250,000	263,457
4.200%, 05/15/2032	250,000	245,031
Elevance Health Inc.
5.350%, 10/15/2025	250,000	252,192
4.900%, 02/08/2026	500,000	499,247
5.500%, 10/15/2032	250,000	262,943
4.750%, 02/15/2033	250,000	251,256

See accompanying notes to financial statements.	11

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care Facilities & Services (Cont.)
Humana Inc.
5.750%, 03/01/2028	$250,000	$259,635
3.700%, 03/23/2029	250,000	235,205
Centene Corp.
2.450%, 07/15/2028	250,000	217,500

		3,993,516

Household Products (0.34%)
Unilever Capital Corp.
3.100%, 07/30/2025	1,000,000	965,476
2.000%, 07/28/2026	500,000	466,858
2.900%, 05/05/2027	500,000	474,196
3.500%, 03/22/2028	1,000,000	964,471
1.375%, 09/14/2030	500,000	407,050
Kimberly-Clark Corp.
3.050%, 08/15/2025	500,000	483,057
2.750%, 02/15/2026	500,000	481,743
Procter & Gamble (The) Co.
2.700%, 02/02/2026	500,000	483,772
Clorox (The) Co.
3.100%, 10/01/2027	500,000	471,790
3.900%, 05/15/2028	500,000	486,592
Estee Lauder (The) Cos. Inc.
2.375%, 12/01/2029	1,000,000	883,847
1.950%, 03/15/2031	1,000,000	839,283

		7,408,135

Institutional Financial Services (1.04%)
Citigroup Global Markets Holdings Inc.
0.750%, 06/07/2024	1,000,000	939,842
Goldman Sachs Group (The) Inc.
5.700%, 11/01/2024	250,000	251,771
1.757%, 01/24/2025	250,000	241,955
3.500%, 04/01/2025	1,000,000	971,003
2.640%, 02/24/2028	1,000,000	912,134
3.615%, 03/15/2028	1,000,000	945,963
4.482%, 08/23/2028	250,000	244,513
2.615%, 04/22/2032	500,000	416,495
2.383%, 07/21/2032	500,000	405,942
3.102%, 02/24/2033	500,000	429,385
State Street Corp.
3.300%, 12/16/2024	1,000,000	968,753
3.550%, 08/18/2025	500,000	481,973
2.650%, 05/19/2026	1,000,000	937,436
Blackstone Private Credit Fund
4.700%, 03/24/2025	250,000	239,471
7.050%, 09/29/2025	500,000	493,029
3.250%, 03/15/2027	500,000	424,525
4.000%, 01/15/2029	250,000	208,354
Morgan Stanley(Variable, U.S. SOFR + 1.16%)(c)
3.620%, 04/17/2025	250,000	245,419
0.790%, 05/30/2025	1,000,000	946,570
1.164%, 10/21/2025	1,000,000	933,852

	Principal amount	Value
Corporate Bonds (Cont.)
Institutional Financial Services (Cont.)
4.679%, 07/17/2026	$250,000	$246,705
5.050%, 01/28/2027	250,000	249,302
1.512%, 07/20/2027	250,000	222,168
4.210%, 04/20/2028	1,000,000	970,455
4.431%, 01/23/2030	1,000,000	964,516
2.699%, 01/22/2031	1,000,000	861,205
2.239%, 07/21/2032	500,000	401,179
2.943%, 01/21/2033	250,000	211,791
4.889%, 07/20/2033	1,000,000	982,919
6.342%, 10/18/2033	500,000	546,095
2.484%, 09/16/2036	1,000,000	759,699
Bank of New York Mellon (The) Corp.
2.800%, 05/04/2026	500,000	470,053
2.450%, 08/17/2026	500,000	461,640
3.400%, 01/29/2028	2,000,000	1,892,178
Intercontinental Exchange Inc.
4.000%, 09/15/2027	250,000	247,124
4.350%, 06/15/2029	250,000	246,955
4.600%, 03/15/2033	250,000	247,548
Nomura Holdings Inc.
5.842%, 01/18/2028	500,000	504,109
6.181%, 01/18/2033	250,000	254,370

		22,378,396

Insurance (0.16%)
Berkshire Hathaway Finance Corp.
2.300%, 03/15/2027	250,000	236,694
Progressive (The) Corp.
2.500%, 03/15/2027	250,000	230,474
Aon Corp./Aon Global Holdings PLC
2.850%, 05/28/2027	250,000	232,128
5.350%, 02/28/2033	250,000	258,951
Willis North America Inc.
4.650%, 06/15/2027	250,000	245,997
F&G Annuities & Life Inc.
7.400%, 01/13/2028(b)	250,000	251,523
Corebridge Financial Inc.(b)
3.850%, 04/05/2029	250,000	228,113
3.900%, 04/05/2032	250,000	216,335
6.875%, 12/15/2052	250,000	222,863
MetLife Inc.
4.550%, 03/23/2030	250,000	246,984
Aflac Inc.
3.600%, 04/01/2030	250,000	235,185
American International Group Inc.
5.125%, 03/27/2033	250,000	248,501
Allstate (The) Corp.
5.250%, 03/30/2033	250,000	252,761
Prudential Financial Inc.(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.16%)(c)
5.125%, 03/01/2052	250,000	220,273
6.000%, 09/01/2052	250,000	234,450

		3,561,232

12	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Internet Media & Services (0.02%)
Alphabet Inc.
1.998%, 08/15/2026	$500,000	$468,335

		468,335

Leisure Facilities & Services (0.07%)
McDonald’s Corp.
3.250%, 06/10/2024	500,000	492,102
3.800%, 04/01/2028	1,000,000	981,211

		1,473,313

Machinery (0.24%)
Caterpillar Inc.
3.400%, 05/15/2024	1,000,000	988,688
2.600%, 09/19/2029	1,000,000	912,606
John Deere Capital Corp.
3.350%, 06/12/2024	1,000,000	984,614
3.050%, 01/06/2028	500,000	475,109
2.450%, 01/09/2030	1,000,000	889,295
Caterpillar Financial Services Corp.
3.250%, 12/01/2024	500,000	488,453
Eaton Corp.
3.103%, 09/15/2027	500,000	472,193

		5,210,958

Medical Equipment & Devices (0.18%)
Stryker Corp.
3.375%, 05/15/2024	1,000,000	980,758
3.500%, 03/15/2026	500,000	484,783
3.650%, 03/07/2028	500,000	480,893
Abbott Laboratories
2.950%, 03/15/2025	1,000,000	976,890
Thermo Fisher Scientific Inc.
2.600%, 10/01/2029	1,000,000	901,811

		3,825,135

Oil & Gas Producers (0.38%)
Exxon Mobil Corp.
2.709%, 03/06/2025	1,000,000	970,684
3.482%, 03/19/2030	1,000,000	955,460
Shell International Finance B.V.
3.250%, 05/11/2025	1,000,000	977,435
2.875%, 05/10/2026	500,000	478,342
2.750%, 04/06/2030	1,000,000	912,139
Chevron Corp.
3.326%, 11/17/2025	1,000,000	980,767
TransCanada PipeLines Ltd.
4.875%, 01/15/2026	1,000,000	996,823
4.250%, 05/15/2028	500,000	485,137
TotalEnergies Capital International S.A.
3.455%, 02/19/2029	1,000,000	953,675
Equinor ASA
2.375%, 05/22/2030	500,000	441,593

		8,152,055

	Principal amount	Value
Corporate Bonds (Cont.)
Oil, Gas Services & Equipment (0.06%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.337%, 12/15/2027	$500,000	$468,514
Schlumberger Investment S.A.
2.650%, 06/26/2030	1,000,000	884,153

		1,352,667

Real Estate Investment Trusts (0.21%)
Realty Income Corp.
5.050%, 01/13/2026	250,000	249,058
4.850%, 03/15/2030	250,000	246,293
5.625%, 10/13/2032	250,000	259,599
Prologis L.P.
3.250%, 06/30/2026	250,000	240,421
3.375%, 12/15/2027	250,000	237,507
4.000%, 09/15/2028	250,000	243,119
1.750%, 07/01/2030	250,000	202,928
Public Storage
1.500%, 11/09/2026	250,000	224,306
Boston Properties L.P.
6.750%, 12/01/2027	250,000	247,359
Digital Realty Trust L.P.
5.550%, 01/15/2028	250,000	249,031
Hudson Pacific Properties L.P.
5.950%, 02/15/2028	250,000	189,335
Brandywine Operating Partnership L.P.
7.550%, 03/15/2028	250,000	224,206
Extra Space Storage L.P.
5.700%, 04/01/2028	250,000	251,695
3.900%, 04/01/2029	250,000	230,101
Kimco Realty OP LLC
3.200%, 04/01/2032	250,000	210,141
Welltower OP LLC
3.850%, 06/15/2032	250,000	220,819
Healthpeak OP LLC
5.250%, 12/15/2032	250,000	250,729
Sun Communities Operating L.P.
5.700%, 01/15/2033	250,000	250,164
Simon Property Group L.P.
5.500%, 03/08/2033	250,000	248,684

		4,475,495

Retail - Consumer Staples (0.16%)
Walmart Inc.
3.300%, 04/22/2024	500,000	493,729
Costco Wholesale Corp.
2.750%, 05/18/2024	1,000,000	981,412
3.000%, 05/18/2027	500,000	481,855
Target Corp.
3.500%, 07/01/2024	1,000,000	986,504
2.500%, 04/15/2026	500,000	479,986

		3,423,486

See accompanying notes to financial statements.	13

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Retail - Discretionary (0.18%)
Home Depot (The) Inc.
3.350%, 09/15/2025	$1,000,000	$978,099
3.000%, 04/01/2026	500,000	484,714
Lowe’s Cos. Inc.
3.375%, 09/15/2025	1,000,000	969,068
2.500%, 04/15/2026	500,000	471,224
TJX (The) Cos. Inc.
2.250%, 09/15/2026	1,000,000	939,224

		3,842,329

Semiconductors (0.09%)
Intel Corp.
3.700%, 07/29/2025	1,000,000	985,845
QUALCOMM Inc.
3.250%, 05/20/2027	500,000	483,735
Texas Instruments Inc.
2.900%, 11/03/2027	500,000	475,931

		1,945,511

Software (0.09%)
Oracle Corp.
2.650%, 07/15/2026	500,000	467,148
3.250%, 11/15/2027	500,000	469,989
Microsoft Corp.
2.400%, 08/08/2026	500,000	475,859
3.300%, 02/06/2027	500,000	490,507

		1,903,503

Specialty Finance (0.06%)
American Express Co.
3.950%, 08/01/2025	1,000,000	980,555
Air Lease Corp.
5.300%, 02/01/2028	250,000	246,761

		1,227,316

Technology Hardware (0.05%)
Cisco Systems Inc.
3.500%, 06/15/2025	500,000	490,315
2.950%, 02/28/2026	500,000	483,640

		973,955

Technology Services (0.32%)
Automatic Data Processing Inc.
3.375%, 09/15/2025	1,000,000	980,125
Visa Inc.
3.150%, 12/14/2025	1,000,000	971,199
1.100%, 02/15/2031	1,000,000	798,286
Mastercard Inc.
2.950%, 11/21/2026	500,000	477,285
RELX Capital Inc.
4.000%, 03/18/2029	1,000,000	963,682
3.000%, 05/22/2030	500,000	446,702
S&P Global Inc.
2.500%, 12/01/2029	1,000,000	887,272

	Principal amount	Value
Corporate Bonds (Cont.)
Technology Services (Cont.)
1.250%, 08/15/2030	$1,000,000	$802,586
International Business Machines Corp.
1.950%, 05/15/2030	600,000	501,276

		6,828,413

Telecommunications (0.13%)
AT&T Inc.
1.650%, 02/01/2028	1,000,000	878,545
4.350%, 03/01/2029	500,000	489,524
Verizon Communications Inc.
4.329%, 09/21/2028	1,012,000	1,000,415
3.875%, 02/08/2029	500,000	483,089

		2,851,573

Transportation & Logistics (0.31%)
Burlington Northern Santa Fe LLC
3.750%, 04/01/2024	1,000,000	986,281
Union Pacific Corp.
3.250%, 08/15/2025	500,000	485,667
2.750%, 03/01/2026	500,000	477,149
3.000%, 04/15/2027	500,000	477,004
3.950%, 09/10/2028	500,000	493,885
3.700%, 03/01/2029	500,000	485,291
Canadian National Railway Co.
2.750%, 03/01/2026	500,000	479,195
Norfolk Southern Corp.
2.900%, 06/15/2026	500,000	475,184
3.150%, 06/01/2027	500,000	470,489
United Parcel Service Inc.
2.400%, 11/15/2026	500,000	469,847
3.050%, 11/15/2027	500,000	475,860
2.500%, 09/01/2029	1,000,000	895,937

		6,671,789

Wholesale - Consumer Staples (0.04%)
Sysco Corp.
3.300%, 07/15/2026	500,000	480,241
3.250%, 07/15/2027	500,000	473,710

		953,951

Total Corporate Bonds (cost $220,104,230)		210,918,532

Foreign Government Bonds (0.17%)
Mexico Government International Bond
2.659%,05/24/2031	1,000,000	834,551
Province of Quebec Canada
2.500%,04/20/2026	1,000,000	956,667

14	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Principal amount	Value
Foreign Government Bonds (Cont.)
Province of Ontario Canada
2.500%,04/27/2026	$1,000,000	$955,081
Svensk Exportkredit AB
4.625%,11/28/2025	1,000,000	1,010,290

Total Foreign Government Bonds (cost $3,802,480)		3,756,589

Agency Securities (d) (0.66%)
Federal Farm Credit Banks
1.990%, 03/17/2031	500,000	423,908
1.125%, 01/06/2025	2,000,000	1,887,405
0.570%, 08/12/2025	1,000,000	921,337
2.900%, 05/09/2025	1,000,000	974,914
4.250%, 09/30/2025	1,050,000	1,054,775

Federal Home Loan Banks
2.875%, 09/13/2024	5,000,000	4,903,571
1.000%, 06/26/2026	3,000,000	2,719,205
0.400%, 06/28/2024	255,000	241,888
Federal National Mortgage Association
0.875%, 08/05/2030	1,500,000	1,224,486

Total Agency Securities (cost $15,348,041)		14,351,489

U.S. Treasury Obligations (18.62%)
U.S. Treasury Bill
4.470%, 05/11/2023(e),(f)	1,650,000	1,641,902

U.S. Treasury Notes
2.500%, 04/30/2024	8,000,000	7,823,750
0.250%, 06/15/2024	15,000,000	14,264,062
1.750%, 06/30/2024	3,000,000	2,902,734
3.000%, 07/31/2024	15,000,000	14,726,953
3.250%, 08/31/2024	5,000,000	4,924,219
4.375%, 10/31/2024	1,000,000	1,001,172
1.500%, 11/30/2024	10,000,000	9,564,062
4.500%, 11/30/2024	5,000,000	5,019,531
1.000%, 12/15/2024	2,000,000	1,895,234
4.250%, 12/31/2024	3,000,000	3,002,695
1.375%, 01/31/2025	15,000,000	14,275,195
1.125%, 02/28/2025	19,500,000	18,438,164
2.875%, 04/30/2025	10,000,000	9,766,016
2.875%, 05/31/2025	10,000,000	9,762,109
2.750%, 06/30/2025	10,000,000	9,732,031
4.250%, 10/15/2025	3,000,000	3,023,203
4.500%, 11/15/2025	5,000,000	5,073,828
4.000%, 12/15/2025	2,000,000	2,007,813
0.375%, 12/31/2025	7,000,000	6,380,391
4.000%, 02/15/2026	2,000,000	2,008,281
0.500%, 02/28/2026	10,000,000	9,088,672
0.750%, 03/31/2026	10,000,000	9,148,828
0.750%, 04/30/2026	10,000,000	9,116,406
0.750%, 05/31/2026	10,000,000	9,096,094
0.875%, 06/30/2026	10,000,000	9,118,359
0.625%, 07/31/2026	10,000,000	9,020,313

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.125%, 10/31/2026	$5,000,000	$4,560,352
1.125%, 02/28/2027	10,000,000	9,075,391
0.625%, 03/31/2027	10,000,000	8,865,625
0.500%, 04/30/2027	10,000,000	8,804,297
3.250%, 06/30/2027	10,000,000	9,827,344
0.375%, 09/30/2027	10,000,000	8,647,266
4.125%, 10/31/2027	1,000,000	1,019,180
0.625%, 11/30/2027	5,000,000	4,358,398
3.875%, 11/30/2027	1,000,000	1,010,391
0.625%, 12/31/2027	5,000,000	4,348,438
3.875%, 12/31/2027	2,000,000	2,021,016
1.125%, 02/29/2028	5,000,000	4,440,430
4.000%, 02/29/2028	1,500,000	1,527,070
3.625%, 03/31/2028	1,000,000	1,001,641
1.250%, 04/30/2028	5,000,000	4,451,758
1.250%, 05/31/2028	5,000,000	4,445,898
1.000%, 07/31/2028	5,000,000	4,370,313
1.125%, 08/31/2028	10,000,000	8,780,859
1.375%, 10/31/2028	5,000,000	4,436,133
1.500%, 11/30/2028	5,000,000	4,459,961
1.750%, 01/31/2029	10,000,000	9,026,953
1.875%, 02/28/2029	5,000,000	4,542,383
2.375%, 03/31/2029	5,000,000	4,667,773
3.250%, 06/30/2029	5,000,000	4,902,148
3.125%, 08/31/2029	5,000,000	4,866,992
3.875%, 09/30/2029	2,000,000	2,032,813
4.000%, 10/31/2029	1,500,000	1,536,152
3.875%, 11/30/2029	3,000,000	3,051,914
3.875%, 12/31/2029	2,000,000	2,036,094
3.500%, 01/31/2030	2,000,000	1,991,875
4.000%, 02/28/2030	1,000,000	1,026,406
3.625%, 03/31/2030	1,000,000	1,004,688
0.625%, 05/15/2030	12,000,000	9,823,594
0.625%, 08/15/2030	15,000,000	12,223,242
1.125%, 02/15/2031	5,000,000	4,210,352
2.875%, 05/15/2032	5,000,000	4,758,203
2.750%, 08/15/2032	18,500,000	17,410,234
4.125%, 11/15/2032	6,000,000	6,304,688
3.500%, 02/15/2033	4,500,000	4,507,031

Total U.S. Treasury Obligations (cost $400,113,643)		402,197,313

	Shares	Value
Short-term Investments (1.12%)
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(g)	24,255,086	24,255,086

Total Short-term Investments (cost $24,255,086)		24,255,086

See accompanying notes to financial statements.	15

ADVISERS INVESTMENT TRUST

STATE FARM BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

Foreign Issuer Bonds (0.67%)
Banking (0.04%)
Westpac Banking Corp.
5.350%, 10/18/2024	$250,000	$251,750
5.457%, 11/18/2027	250,000	258,961
National Australia Bank Ltd.
5.132%, 11/22/2024	250,000	251,605

		762,316

Governmental Banks (0.22%)
Kreditanstalt fuer Wiederaufbau
1.625%, 05/10/2024	1,000,000	967,204
3.375%, 08/23/2024	1,000,000	985,406
1.250%, 01/31/2025	1,000,000	947,871
3.125%, 06/10/2025	1,000,000	979,706
0.375%, 07/18/2025	1,000,000	920,925

		4,801,112

Specialty Finance (0.07%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.650%, 10/29/2024	500,000	467,719
1.750%, 01/30/2026	250,000	223,853
2.450%, 10/29/2026	500,000	448,856
3.300%, 01/30/2032	500,000	414,214

		1,554,642

Supranationals (0.34%)
International Bank for Reconstruction & Development
0.625%, 04/22/2025	1,000,000	931,981
0.375%, 07/28/2025	1,000,000	920,464
1.375%, 04/20/2028	1,000,000	893,142
1.125%, 09/13/2028	1,000,000	872,286
1.625%, 11/03/2031	500,000	425,952
2.500%, 03/29/2032	1,000,000	911,993
European Investment Bank
3.250%, 11/15/2027	1,000,000	981,500
1.750%, 03/15/2029	1,000,000	899,640
Inter-American Development Bank
1.125%, 01/13/2031	500,000	414,071

		7,251,029

Total Foreign Issuer Bonds (cost $ 14,247,686)		14,369,099

TOTAL INVESTMENTS (99.88%) (cost $ 1,025,035,766)		2,157,778,714
OTHER ASSETS, NET OF LIABILITIES (0.12%)		2,499,319

NET ASSETS (100.00%)		$2,160,278,033

(a)	Non-income producing security.
(b)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of these securities amounted to $1,658,146 or 0.08% of net assets.

(c)	Floating rate security. The rate presented is the rate in effect at March 31, 2023, and the related index and spread are shown parenthetically for each security.
(d)

The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

(e)	Security pledged as collateral to cover margin requirements for open futures contracts.
(f)	Discount rate at the time of purchase.
(g)	Rate shown is the 7-day yield as of March 31, 2023.

PLC – Public Limited Company

ADR – American Depositary Receipt

LLC – Limited Liability Company

ASA – Aksjeselskap (Norway: usb Stock Company)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Unrealized Appreciation (Depreciation)*

Long Contracts
E-Mini S&P 500	51	6/16/2023	USD	10,551,263	$543,416

*Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

16	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM INTERIM FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (99.18%)
U.S. Treasury Notes
2.000%, 04/30/2024	$3,300,000	$3,209,379
2.500%, 04/30/2024	2,000,000	1,955,938
0.250%, 05/15/2024	4,000,000	3,814,375
2.500%, 05/15/2024	3,513,000	3,435,604
2.500%, 05/31/2024	4,884,000	4,774,492
2.000%, 06/30/2024	2,500,000	2,425,781
1.750%, 06/30/2024	2,000,000	1,935,156
0.375%, 07/15/2024	5,000,000	4,749,219
1.750%, 07/31/2024	4,000,000	3,863,125
3.000%, 07/31/2024	3,119,000	3,062,224
0.375%, 08/15/2024	4,804,000	4,549,913
2.375%, 08/15/2024	4,264,000	4,150,404
3.250%, 08/31/2024	4,500,000	4,431,797
1.250%, 08/31/2024	4,000,000	3,830,156
1.500%, 09/30/2024	5,000,000	4,797,461
4.250%, 09/30/2024	4,000,000	3,995,469
0.625%, 10/15/2024	4,908,000	4,641,894
1.500%, 10/31/2024	2,168,000	2,076,876
4.375%, 10/31/2024	2,000,000	2,002,344
2.250%, 10/31/2024	1,500,000	1,453,594
2.250%, 11/15/2024	3,939,000	3,815,445
0.750%, 11/15/2024	3,425,000	3,237,829
1.500%, 11/30/2024	3,000,000	2,869,219
4.500%, 11/30/2024	2,000,000	2,007,813
2.125%, 11/30/2024	1,000,000	966,445
1.000%, 12/15/2024	4,100,000	3,885,230
2.250%, 12/31/2024	3,022,000	2,923,077
1.750%, 12/31/2024	2,000,000	1,918,750
4.250%, 12/31/2024	1,500,000	1,501,348
1.125%, 01/15/2025	3,707,000	3,513,107
4.125%, 01/31/2025	2,500,000	2,499,316
1.375%, 01/31/2025	2,165,000	2,060,387
2.000%, 02/15/2025	4,592,000	4,414,777
1.500%, 02/15/2025	3,735,000	3,558,171
1.125%, 02/28/2025	2,395,000	2,264,585
4.625%, 02/28/2025	1,000,000	1,009,727
1.750%, 03/15/2025	3,502,000	3,349,608
0.500%, 03/31/2025	2,000,000	1,865,391
2.625%, 04/15/2025	3,249,000	3,157,368
2.125%, 05/15/2025	6,157,000	5,918,897
2.750%, 05/15/2025	4,000,000	3,895,000
2.875%, 06/15/2025	3,079,000	3,006,355
2.750%, 06/30/2025	3,259,000	3,171,669
3.000%, 07/15/2025	6,550,000	6,409,533
2.000%, 08/15/2025	6,699,000	6,408,797
3.125%, 08/15/2025	5,440,000	5,337,788
0.250%, 09/30/2025	4,500,000	4,118,027
4.250%, 10/15/2025	4,000,000	4,030,938
2.250%, 11/15/2025	8,500,000	8,155,684
4.500%, 11/15/2025	3,500,000	3,551,680
4.000%, 12/15/2025	1,500,000	1,505,859
2.625%, 12/31/2025	4,409,000	4,267,258
0.375%, 12/31/2025	1,000,000	911,484
3.875%, 01/15/2026	1,000,000	1,000,313
2.625%, 01/31/2026	7,000,000	6,770,859
1.625%, 02/15/2026	6,000,000	5,642,812

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
4.000%, 02/15/2026	$1,000,000	$1,004,141
0.500%, 02/28/2026	700,000	636,207
2.250%, 03/31/2026	5,000,000	4,781,836
2.375%, 04/30/2026	1,000,000	959,141
1.625%, 05/15/2026	5,000,000	4,681,445
1.875%, 06/30/2026	4,500,000	4,239,141
1.875%, 07/31/2026	5,338,000	5,021,890
0.750%, 08/31/2026	5,712,000	5,162,220
1.375%, 08/31/2026	4,000,000	3,692,344
1.625%, 09/30/2026	3,564,000	3,317,165
0.875%, 09/30/2026	3,500,000	3,169,688
1.125%, 10/31/2026	5,857,000	5,341,996
1.625%, 10/31/2026	4,275,000	3,971,241
1.250%, 11/30/2026	6,485,000	5,932,255
1.250%, 12/31/2026	5,580,000	5,096,981
1.500%, 01/31/2027	6,896,000	6,348,630
1.875%, 02/28/2027	8,222,000	7,671,833
2.500%, 03/31/2027	7,611,000	7,269,100
2.750%, 04/30/2027	3,426,000	3,301,941
2.625%, 05/31/2027	8,792,000	8,430,017
3.250%, 06/30/2027	6,500,000	6,387,773
2.750%, 07/31/2027	3,500,000	3,370,664
3.125%, 08/31/2027	7,000,000	6,846,875
4.125%, 09/30/2027	6,212,000	6,328,960
4.125%, 10/31/2027	5,000,000	5,095,898
3.875%, 11/30/2027	6,000,000	6,062,344
3.875%, 12/31/2027	4,650,000	4,698,861
3.500%, 01/31/2028	7,000,000	6,963,359
4.000%, 02/29/2028	8,500,000	8,653,398
3.625%, 03/31/2028	5,000,000	5,008,203

Total U.S. Treasury Obligations (cost $359,032,846)		343,521,294

	Shares	Value
Short-term Investments (0.21%)
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(a)	741,585	741,585

Total Short-term Investments (cost $741,585)		741,585

TOTAL INVESTMENTS (99.39%) (cost $359,774,431)		344,262,879
OTHER ASSETS, NET OF LIABILITIES (0.61%)		2,115,878

NET ASSETS (100.00%)		$346,378,757

(a)	Rate shown is the 7-day yield as of March 31, 2023.

See accompanying notes to financial statements.	17

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (93.02%)
Alabama (1.75%)
City of Athens, Alabama, Electric Revenue Warrants	3.250%	06/01/2025	$600,000	$603,247
City of Athens, Alabama, Electric Revenue Warrants	3.500%	06/01/2026	220,000	221,716
City of Athens, Alabama, Electric Revenue Warrants	3.750%	06/01/2027	645,000	654,221
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.000%	05/01/2028	980,000	977,569
City of Athens, Alabama, Electric Revenue Warrants	4.000%	06/01/2028	665,000	674,378
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2028	2,165,000	2,223,687
City of Athens, Alabama, Water and Sewer Revenue Refunding Warrants	3.130%	05/01/2029	1,010,000	1,009,365
Orange Beach Water Sewer & Fire Protection Authority Revenue Bonds	4.000%	05/15/2035	1,000,000	1,056,068
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2035	215,000	225,782
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2036	310,000	321,195
Mobile County Board of School Commissioners Special Tax Warrants, Series B	5.000%	03/01/2037	1,000,000	1,122,826
Madison Water and Wastewater Board Revenue Refunding Bonds	4.000%	12/01/2037	270,000	276,631
Black Belt Energy Gas District Revenue Bonds, Series C-1(a)	5.250%	02/01/2053	1,000,000	1,053,301

				10,419,986

Alaska (1.45%)
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.250%	09/01/2028	1,095,000	1,122,389
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.250%	09/01/2028	1,050,000	1,076,264
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2029	1,390,000	1,434,025
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2029	1,090,000	1,124,523
Municipality of Anchorage, Alaska, General Obligation Bonds, Series A	3.500%	09/01/2030	1,440,000	1,484,351
Municipality of Anchorage, Alaska, General Obligation Bonds, Series B	3.500%	09/01/2030	1,125,000	1,159,649
Borough of Matanuska-Susitna, Alaska, General Obligation Bonds, Series A	5.000%	08/01/2031	1,225,000	1,233,824

				8,635,025

Arizona (1.50%)
Maricopa County Elementary School District No. 79 Litchfield Elementary, General Obligation Bonds, Project of 2009, Series A	5.000%	07/01/2023	1,000,000	1,005,731
Maricopa County Unified School District No. 69 Paradise Valley, General Obligation Bonds, Project of 2009, Series A	3.000%	07/01/2023	1,255,000	1,256,204
Maricopa County Union High School District No. 210 Phoenix, General Obligation Bonds, Series A	4.000%	07/01/2024	1,165,000	1,166,268
County of Pima, Arizona, General Obligation Bonds, Series A	4.000%	07/01/2026	2,000,000	1,999,958
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2026	555,000	558,113
Maricopa County Unified School District No. 93 Cave Creek, Arizona, General Obligation Bonds, Project of 2014, Series A	4.000%	07/01/2027	1,100,000	1,137,548
Pima County Unified School District No. 10 Amphitheater, Arizona, General Obligation Bonds, Project of 2007, Series D	5.000%	07/01/2027	400,000	402,243
Kyrene Elementary School District No. 28, General Obligation Bonds, Series C	5.000%	07/01/2034	710,000	834,242
Gilbert Water Resource Municipal Property Corporation Revenue Bonds	5.000%	07/15/2036	500,000	588,820

				8,949,127

Arkansas (1.45%)
State of Arkansas, General Obligation Refunding Bonds	4.000%	06/01/2027	3,000,000	3,047,021
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(b)	5.000%	11/01/2028	365,000	378,428
Rogers School District No. 30, General Obligation Refunding Bonds	3.130%	02/01/2030	2,880,000	2,880,338
University of Arkansas Revenue Bonds (Prerefunded to 11-01-2024 @ 100)(b)	5.000%	11/01/2030	785,000	813,879
Rogers School District No. 30, General Obligation Refunding Bonds	3.000%	02/01/2033	1,500,000	1,487,598

				8,607,264

California (6.06%)
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2025	225,000	231,995
Atascadero Unified School District, General Obligation Bonds, Election of 2010, Series B	5.000%	08/01/2027	1,080,000	1,112,147
East Side Union High School District, General Obligation Refunding Bonds	3.500%	08/01/2027	1,000,000	1,020,647

18	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

California (Cont.)
Newark Unified School District, General Obligation Bonds, Election of 2011, Series C	3.000%	08/01/2028	$750,000	$760,092
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2028	1,565,000	1,597,446
Campbell Union High School District, General Obligation Refunding Bonds	3.250%	08/01/2029	1,965,000	1,988,620
City of La Mesa, California, General Obligation Refunding Bonds	3.500%	08/01/2029	1,190,000	1,221,099
Santee School District, General Obligation Refunding Bonds	3.500%	08/01/2029	1,725,000	1,756,925
Sonoma County Junior College District, General Obligation Refunding Bonds	3.250%	08/01/2029	2,835,000	2,885,782
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2030	540,000	565,318
Marin Community College District, General Obligation Bonds, Election of 2016, Series A (Prerefunded to 08-01-2026 @ 100)(b)	4.000%	08/01/2030	1,095,000	1,159,971
Sonoma County Junior College District, General Obligation Bonds, Election of 2014, Series A	4.000%	08/01/2030	1,600,000	1,680,764
Sequoia Union High School District, General Obligation Bonds, Election of 2014	3.000%	07/01/2031	2,000,000	2,023,399
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2031	400,000	418,844
Redondo Beach Unified School District, General Obligation Refunding Bonds, Election of 2008, Series D	3.000%	08/01/2031	750,000	756,965
City of La Mesa, California, General Obligation Refunding Bonds	4.000%	08/01/2032	500,000	523,230
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2032	510,000	542,035
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	4.000%	08/01/2033	385,000	408,401
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	550,000	583,534
Tustin Unified School District, General Obligation Refunding Bonds	4.000%	08/01/2033	600,000	636,583
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Series A	5.000%	10/01/2033	1,000,000	1,110,383
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2034	200,000	211,756
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2035	1,150,000	1,099,211
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2035	300,000	286,751
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2035	1,000,000	955,836
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2035	355,000	374,814
State of California, General Obligation Bonds	5.000%	09/01/2035	3,000,000	3,579,840
Antioch Unified School District, General Obligation Bonds, Election of 2008, Series E	3.000%	08/01/2036	600,000	559,215
Contra Costa Community College District, General Obligation Bonds, Election of 2014, Series C	3.000%	08/01/2036	1,875,000	1,773,469
Gavilan Joint Community College District, General Obligation Bonds, Series B	3.000%	08/01/2036	1,000,000	932,025
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2036	400,000	421,074
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C	5.000%	07/01/2037	1,000,000	1,166,976
Central Unified School District, General Obligation Bonds, Election of 2016, Series C	3.000%	08/01/2037	755,000	685,664
Kentfield School District, General Obligation Bonds, Election of 2014, Series B	5.000%	08/01/2037	500,000	524,849
Mountain View-Whisman School District, General Obligation Bonds, Series B	4.000%	09/01/2038	500,000	522,605

				36,078,265

Colorado (3.00%)
Arapahoe County School District No. 5 Cherry Creek, General Obligation Bonds, Series B	3.000%	12/15/2023	3,300,000	3,300,956
El Paso County School District No. 20 Academy, General Obligation Refunding Bonds	4.000%	12/15/2025	1,000,000	1,024,025
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, General Obligation Refunding Bonds, Series B	2.500%	12/15/2027	3,000,000	3,010,964
Eagle River Water and Sanitation District, General Obligation Bonds	4.000%	12/01/2030	465,000	489,531
Gunnison Watershed School District No. RE-1J, General Obligation Refunding Bonds, Series A (Prerefunded to 12-01-2024 @ 100)(b)	4.000%	12/01/2031	1,000,000	1,024,339
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2034	1,805,000	1,930,294
Adams 12 Five Star Schools, General Obligation Refunding Bonds, Series B	5.000%	12/15/2034	2,500,000	2,696,904
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2035	980,000	1,038,307
Town of Estes Park Colorado Power & Communications Enterprise Revenue Refunding Bonds, Series A	4.000%	11/01/2036	1,000,000	1,053,431
City of Westminster, Colorado Water and Wastewater Utility Enterprise Water and Wastewater Revenue Bonds, Series 2019	4.000%	12/01/2036	1,000,000	1,054,416

See accompanying notes to financial statements.	19

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Colorado (Cont.)
Rangeview Library District, Certificate of Participation, Series A	5.000%	12/15/2037	$650,000	$719,155
Gunnison Watershed School District No. Re 1J, General Obligation Bonds	5.000%	12/01/2038	450,000	516,559

				17,858,881

Connecticut (0.92%)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A(a)	2.000%	07/01/2042	5,700,000	5,471,344

District of Columbia (0.50%)
District of Columbia, General Obligation Bonds, Series C	5.000%	06/01/2038	1,500,000	1,530,533
District of Columbia Revenue Bonds, Series A	5.000%	07/01/2039	1,250,000	1,442,131

				2,972,664

Florida (2.61%)
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(b)	5.000%	10/01/2026	400,000	404,756
City of Pembroke Pines, Florida, General Obligation Refunding Bonds	5.000%	09/01/2031	2,100,000	2,212,863
Florida Municipal Loan Council Revenue Bonds, Series A	3.000%	08/01/2032	520,000	513,337
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	4.000%	09/01/2032	540,000	571,674
County of Lee County Water & Sewer Revenue Bonds, Series A (Prerefunded to 10-01-2023 @ 100)(b)	5.000%	10/01/2032	750,000	758,917
Collier County Water-Sewer District Revenue Bonds	3.000%	07/01/2033	5,080,000	5,080,436
Florida Municipal Loan Council Revenue Bonds, Series A	3.250%	08/01/2033	535,000	536,241
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2033	750,000	827,517
Florida Municipal Loan Council Revenue Bonds, Series A	4.000%	08/01/2034	555,000	584,909
City of Miami Beach, Florida, Water & Sewer Revenue Refunding Bonds	5.000%	09/01/2034	750,000	823,031
City of Tampa, Florida, Revenue Refunding Bonds	5.000%	04/01/2035	1,000,000	1,093,247
Florida Department of Management Services, Certificate of Participation, Series A	3.000%	11/01/2035	1,000,000	954,322
County of Sarasota Utility System Revenue Bonds	5.250%	10/01/2039	1,000,000	1,170,596

				15,531,846

Georgia (0.61%)
Bartow County Development Authority Revenue Refunding Bonds	1.800%	09/01/2029	1,000,000	851,424
Harris County School District, General Obligation Bonds	3.000%	03/01/2035	250,000	241,404
Coweta County Public Facilities Authority Revenue Bonds	5.000%	09/01/2035	550,000	652,278
Classic Center Authority for Clarke County Revenue Bonds	4.000%	05/01/2037	400,000	408,635
Georgia Ports Authority Revenue Bonds	5.250%	07/01/2039	1,250,000	1,467,100

				3,620,841

Idaho (1.08%)
Nez Perce County Independent School District No 1., General Obligation Bonds	4.000%	09/15/2031	2,880,000	3,062,907
Boise State University Revenue Bonds, Series A	4.000%	04/01/2032	445,000	473,481
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2033	545,000	545,590
Idaho State University Revenue Bonds	4.000%	04/01/2033	180,000	188,421
Idaho Health Facilities Authority Revenue Refunding Bonds	4.000%	03/01/2034	400,000	413,360
Boise State University Revenue Bonds, Series A	5.000%	04/01/2034	240,000	265,331
Idaho State University Revenue Bonds	4.000%	04/01/2034	255,000	265,733
Boise State University Revenue Bonds, Series A	5.000%	04/01/2035	250,000	274,654
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2035	300,000	291,511
Idaho State University Revenue Bonds	4.000%	04/01/2035	175,000	180,385
Idaho State University Revenue Bonds	4.000%	04/01/2036	200,000	204,425
Boise State University Revenue Refunding Bonds, Series A	3.000%	04/01/2037	310,000	288,384

				6,454,182

20	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Illinois (1.75%)
DeWitt Ford & Livingston Etc. Counties Community College District No. 540 Heartland, General Obligation Refunding Bonds	3.000%	12/01/2032	$1,500,000	$1,478,762
County of Sangamon, Illinois, General Obligation Refunding Bonds	3.000%	12/15/2033	800,000	767,701
Cook County Community Consolidated School District No. 64 Park Ridge-Niles, General Obligation Bonds	3.000%	12/01/2034	1,000,000	985,906
Sangamon County School District No. 186 Springfield, General Obligation Bonds	3.000%	02/01/2035	1,000,000	940,141
Chicago O’Hare International Airport Revenue Refunding Bonds, Series C	5.000%	01/01/2038	1,050,000	1,085,037
Illinois State Toll Highway Authority Revenue Bonds, Series B	5.000%	01/01/2038	1,000,000	1,010,346
Lake County Community Consolidated School District No. 73 Hawthorn, General Obligation Bonds	4.000%	01/01/2038	2,000,000	2,028,318
Illinois Finance Authority Revenue Refunding Bonds	4.000%	08/01/2038	1,000,000	981,225
Cook County Community Consolidated School District No. 65 Evanston Revenue Bonds	5.000%	12/01/2039	1,000,000	1,119,410

				10,396,846

Indiana (3.63%)
East Noble School Building Corporation Revenue Bonds	2.000%	01/15/2027	1,205,000	1,169,528
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.000%	07/15/2027	1,190,000	1,226,197
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds, Series G	4.500%	07/15/2028	500,000	520,876
Warsaw Multi-School Building Corporation Revenue Bonds	4.000%	07/15/2028	1,000,000	1,037,265
City of West Lafayette, Indiana, Sewer Revenue Bonds	3.750%	07/01/2029	220,000	225,610
Valparaiso Multi-Schools Building Corporation Revenue Bonds	5.000%	07/15/2029	3,000,000	3,194,355
City of West Lafayette, Indiana, Sewer Revenue Bonds	4.000%	07/01/2030	750,000	769,643
Munster School Building Corporation Revenue Bonds	3.380%	01/15/2031	1,095,000	1,127,687
Munster School Building Corporation Revenue Bonds	4.000%	07/15/2032	2,285,000	2,423,498
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2033	650,000	640,716
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2034	865,000	893,097
Borden-Henryville Multi-School Building Corporation Revenue Bonds	5.000%	07/15/2034	1,270,000	1,470,148
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2034	335,000	373,474
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2034	675,000	649,556
City of Lebanon, Indiana, Sewage Works Revenue Bonds	4.000%	07/01/2035	895,000	918,438
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2035	600,000	664,146
City of Fort Wayne, Indiana, Waterworks Utility Revenue Bonds, Series A	3.000%	12/01/2035	700,000	659,380
Hamilton Southeastern Consolidated School Building Corporation Revenue Bonds	5.000%	07/15/2036	700,000	769,368
Tippecanoe Valley Akron School Building Corporation Revenue Bonds	5.000%	07/15/2039	1,000,000	1,108,238
Indiana Finance Authority Revenue Refunding Bonds	4.000%	10/01/2039	1,750,000	1,761,871

				21,603,091

Iowa (2.06%)
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(b)	3.000%	06/01/2025	2,370,000	2,371,094
Johnston Community School District, General Obligation Refunding Bonds (Prerefunded to 06-01-2023 @ 100)(b)	3.000%	06/01/2026	2,445,000	2,446,129
Des Moines Metropolitan Wastewater Reclamation Authority Revenue Refunding Bonds, Series E	3.000%	06/01/2027	1,610,000	1,610,648
Waukee Community School District, General Obligation Refunding Bonds, Series B	2.000%	06/01/2027	2,100,000	2,032,149
City of Cedar Rapids Water Revenue Refunding Bonds, Series D	3.000%	06/01/2029	950,000	948,733
City of Council Bluffs, Iowa, General Obligation Refunding Bonds, Series A	3.000%	06/01/2029	1,050,000	1,057,439
City of West Des Moines, Iowa, General Obligation Bonds, Series D	3.000%	06/01/2031	1,770,000	1,771,484

				12,237,676

Kansas (2.23%)
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(b)	3.000%	09/01/2026	2,740,000	2,751,371
Johnson County Unified School District No. 233 Olathe, General Obligation Bonds, Series A (Prerefunded to 09-01-2024 @ 100)(b)	3.000%	09/01/2027	1,490,000	1,496,184

See accompanying notes to financial statements.	21

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Kansas (Cont.)
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Refunding Bonds, Series A	3.000%	10/01/2027	$1,000,000	$1,005,445
Johnson County Water District No. 1 Revenue Refunding Bonds, Series A	3.000%	01/01/2032	2,500,000	2,512,080
State of Kansas Department of Transportation Revenue Bonds, Series A	5.000%	09/01/2033	5,000,000	5,503,612

				13,268,692

Kentucky (3.29%)
Northern Kentucky Water District Revenue Bonds, Series A	4.000%	02/01/2028	1,110,000	1,114,927
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.250%	09/15/2029	1,735,000	1,748,410
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.000%	10/01/2029	1,060,000	1,065,535
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.380%	09/15/2030	1,800,000	1,822,820
Lexington-Fayette Urban County Government, General Obligation Bonds, Series A	3.130%	10/01/2030	1,095,000	1,101,769
Northern Kentucky Water District Revenue Refunding Bonds	3.000%	02/01/2031	3,660,000	3,670,931
City of Owensboro, Kentucky, Water Revenue Refunding Bonds	3.500%	09/15/2031	1,860,000	1,885,362
Kenton County School District Finance Corporation Revenue Bonds	2.000%	12/01/2031	1,565,000	1,419,594
Kenton County School District Finance Corporation Revenue Bonds	2.000%	02/01/2032	1,770,000	1,591,908
City of Bowling Green, Kentucky, Water & Sewer System Revenue Bonds	3.000%	06/01/2033	3,115,000	3,074,124
Woodford County School District Finance Corporation Revenue Bonds, Series A	5.000%	08/01/2039	1,000,000	1,105,343

				19,600,723

Louisiana (0.61%)
St. John the Baptist Parish School District No. 1, General Obligation Bonds(c)	5.250%	03/01/2037	1,500,000	1,662,338
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds	5.000%	08/15/2037	1,000,000	1,048,642
City of West Monroe, Louisiana, Sales & Use Tax Revenue Bonds, Series A	5.000%	12/01/2039	830,000	917,913

				3,628,893

Maine (0.44%)
Maine State Housing Authority Revenue Refunding Bonds, Series 1	5.000%	06/15/2034	2,265,000	2,629,537

Maryland (0.69%)
County of Caroline, Maryland, General Obligation Refunding Bonds	3.000%	01/15/2032	1,150,000	1,150,393
City of Baltimore Revenue Bonds, Series A	5.000%	07/01/2035	1,000,000	1,177,970
County of Baltimore, General Obligation Bonds	4.000%	03/01/2038	1,750,000	1,790,979

				4,119,342

Massachusetts (0.34%)
Town of Swampscott, Massachusetts, General Obligation Bonds	3.000%	03/01/2034	1,000,000	983,605
Commonwealth of Massachusetts, General Obligation Bonds, Series J	5.000%	12/01/2038	1,000,000	1,064,959

				2,048,564

Michigan (5.21%)
Hudsonville Public Schools, General Obligation Refunding Bonds	4.000%	05/01/2026	1,290,000	1,295,340
Plymouth-Canton Community School District, General Obligation Bonds, Series A (Prerefunded to 05-01-2023 @ 100)(b)	4.000%	05/01/2026	3,850,000	3,854,054
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(b)	5.000%	05/01/2027	1,000,000	1,024,716
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2027	500,000	514,810
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(b)	5.000%	05/01/2027	1,005,000	1,056,660
East Grand Rapids Public School District, General Obligation Refunding Bonds, Series A (Prerefunded to 05-01-2024 @ 100)(b)	5.000%	05/01/2028	765,000	783,908
Hamilton Community School District, General Obligation Refunding Bonds	4.000%	05/01/2028	300,000	308,583
Mattawan Consolidated School District, General Obligation Bonds, Series I (Prerefunded to 05-01-2025 @ 100)(b)	5.000%	05/01/2028	600,000	630,842
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2029	700,000	731,204

22	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Michigan (Cont.)
Zeeland Public Schools, General Obligation Bonds, Series A	5.000%	05/01/2030	$1,100,000	$1,148,582
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2032	595,000	635,321
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2033	630,000	667,795
City of Grosse Pointe, Michigan, General Obligation Bonds	4.000%	10/01/2034	670,000	708,742
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2035	400,000	420,338
Rockford Public Schools, General Obligation Bonds, Series I	4.000%	05/01/2035	1,755,000	1,841,256
Great Lakes Water Authority Water Supply System Revenue Bonds, Series A	5.000%	07/01/2035	750,000	866,294
Van Buren Public Schools, General Obligation Refunding Bonds	4.000%	11/01/2035	1,515,000	1,572,575
Grosse Pointe Public School System, General Obligation Refunding Bonds	5.000%	05/01/2036	1,635,000	1,829,267
Lowell Area Schools, General Obligation Bonds	4.000%	05/01/2036	865,000	903,535
West Bloomfield School District, General Obligation Bonds	3.000%	05/01/2036	3,825,000	3,542,383
Dundee Community Schools, General Obligation Bonds	5.000%	05/01/2037	1,000,000	1,140,163
Fowlerville Community Schools, General Obligation Refunding Bonds	4.000%	05/01/2038	1,470,000	1,506,697
Portage Public Schools, General Obligation Bonds	3.000%	11/01/2038	1,000,000	885,069
Wayne-Westland Community Schools, General Obligation Bonds	4.000%	11/01/2038	1,000,000	1,022,167
Lake Orion Community School District, General Obligation Bonds	4.000%	05/01/2039	1,000,000	1,015,359
Michigan State Building Authority Revenue Bonds, Series I	5.000%	10/15/2039	1,000,000	1,134,013

				31,039,673

Minnesota (3.76%)
Shakopee Independent School District No. 720, General Obligation Bonds, Series A(b)	3.250%	02/01/2026	3,860,000	3,872,098
Minnesota Housing Finance Agency Revenue Bonds	5.000%	08/01/2030	1,175,000	1,368,788
City of Eagan, Minnesota, General Obligation Bonds, Series A	3.250%	02/01/2032	1,245,000	1,263,678
Metropolitan Council, General Obligation Bonds, Series C	3.750%	03/01/2032	5,500,000	5,584,440
Big Lake Independent School District No. 727, General Obligation Bonds, Series A	3.000%	02/01/2033	570,000	570,097
North St. Paul-Maplewood-Oakdale Independent School District No. 622, General Obligation Bonds, Series B	3.000%	02/01/2034	3,300,000	3,265,645
Red Rock Central Independent School District No. 2884, General Obligation Bonds, Series A	3.000%	02/01/2034	1,000,000	989,589
City of Minneapolis, Minnesota, General Obligation Bonds	3.000%	12/01/2035	2,000,000	1,918,124
Red Lake County Central Independent School District No. 2906, General Obligation Bonds	4.000%	02/01/2039	500,000	522,054
Minnesota Municipal Gas Agency Revenue Bonds, Series A(a)	4.000%	12/01/2052	3,000,000	3,037,070

				22,391,583

Mississippi (0.92%)
State of Mississippi, General Obligation Bonds, Series F	3.000%	11/01/2026	3,000,000	3,030,437
Mississippi Development Bank Revenue Bonds (Prerefunded to 12-01-2025 @ 100)(b)	4.250%	12/01/2028	2,305,000	2,417,199

				5,447,636

Missouri (1.92%)
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2027	465,000	471,114
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2028	400,000	404,969
Fort Zumwalt School District, General Obligation Refunding Bonds	4.000%	03/01/2029	425,000	430,127
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2033	1,000,000	1,029,804
Liberty Public School District No. 53, General Obligation Bonds	4.000%	03/01/2034	2,500,000	2,567,934
St. Charles County School District No. R-IV Wentzville, General Obligation Refunding Bonds	4.000%	03/01/2034	3,000,000	3,130,205
City of Columbia Water & Electric System Revenue Refunding Bonds, Series B	3.000%	10/01/2035	2,520,000	2,381,505
Jackson County Reorganized School District No. 7, General Obligation Bonds	5.000%	03/01/2036	1,000,000	1,020,207

				11,435,865

Montana (3.27%)
Hellgate School District No. 4, General Obligation Bonds	3.500%	06/15/2025	860,000	874,122
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2032	945,000	1,027,636
Missoula High School District No. 1, General Obligation Bonds	4.000%	07/01/2032	1,010,000	1,067,102
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2033	1,005,000	1,091,637
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2033	520,000	549,467
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	4.500%	07/01/2033	560,000	609,555

See accompanying notes to financial statements.	23

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Montana (Cont.)
Hellgate School District No. 4, General Obligation Bonds	5.000%	06/15/2034	$505,000	$548,951
Cascade County High School District A Great Falls, General Obligation Bonds	5.000%	07/01/2034	725,000	806,920
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2034	565,000	595,473
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2034	1,000,000	1,068,435
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2034	805,000	902,235
Hellgate School District No. 4, General Obligation Bonds	5.250%	06/15/2035	880,000	964,147
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2035	845,000	885,685
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2035	750,000	793,470
Lewis & Clark County K-12 School District No. 9 East Helena, General Obligation Bonds	5.000%	07/01/2035	1,925,000	2,144,912
Montana State Board of Regents Revenue Refunding Bonds	3.000%	11/15/2035	3,660,000	3,479,042
Flathead County School District No. 44 Whitefish, General Obligation Bonds	4.000%	07/01/2036	585,000	609,853
Flathead County School District No. 6 Columbia Falls, General Obligation Bonds	4.000%	07/01/2036	965,000	1,009,463
Broadwater County K-12 School District No. 1 Townsend, General Obligation Bonds	3.000%	07/01/2037	465,000	426,804

				19,454,909

Nebraska (1.41%)
Gretna Public Schools, General Obligation Refunding Bonds	3.000%	12/15/2024	145,000	145,851
Gretna Public Schools, General Obligation Refunding Bonds	4.000%	12/15/2025	180,000	186,783
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2028	150,000	157,275
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(b)	5.000%	12/15/2028	250,000	267,212
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2029	250,000	261,547
Gretna Public Schools, General Obligation Refunding Bonds (Prerefunded to 12-15-2025 @ 100)(b)	5.000%	12/15/2029	260,000	277,901
City of Columbus, Nebraska, Combined Utilities System Revenue Refunding Bonds	4.000%	12/15/2030	325,000	339,257
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(b)	5.000%	12/15/2030	700,000	728,390
Grand Island Public Schools, General Obligation Bonds (Prerefunded to 12-15-2024 @ 100)(b)	5.000%	12/15/2032	565,000	587,915
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2034	1,105,000	1,102,944
City of Kearney, Nebraska, General Obligation Bonds	4.000%	05/15/2035	500,000	510,294
City of Lincoln Sanitary Sewer Revenue Bonds	3.000%	06/15/2035	1,140,000	1,117,701
Omaha Public Power District Revenue Bonds, Series A	5.000%	02/01/2036	750,000	875,540
County of Sarpy, Nebraska, General Obligation Bonds	3.500%	06/01/2037	1,000,000	1,000,868
City of La Vista, Nebraska, General Obligation Bonds	3.000%	09/15/2041	1,000,000	841,270

				8,400,748

Nevada (0.87%)
Nevada System of Higher Education Revenue Refunding Bonds	4.000%	07/01/2030	3,045,000	3,166,270
Clark County School District, General Obligation Refunding Bonds, Series C	4.000%	06/15/2037	2,000,000	2,018,638

				5,184,908

New Jersey (1.09%)
Hopewell Valley Regional School District, General Obligation Bonds	3.500%	01/15/2027	3,330,000	3,395,428
Livingston Township School District, General Obligation Refunding Bonds	4.000%	07/15/2029	1,000,000	1,029,632
Hopewell Valley Regional School District, General Obligation Bonds	4.000%	01/15/2032	2,000,000	2,068,205

				6,493,265

New Mexico (3.51%)
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.000%	08/15/2023	1,030,000	1,026,972
County of Bernalillo, New Mexico, General Obligation Refunding Bonds, Series A	2.250%	08/15/2024	1,050,000	1,044,958
County of Bernalillo, New Mexico, General Obligation Bonds	3.000%	08/15/2025	1,235,000	1,236,704
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2026	225,000	226,121
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2027	700,000	703,540
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.250%	08/01/2027	900,000	915,783
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.000%	08/01/2027	1,515,000	1,533,407
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2028	725,000	728,668
Las Cruces School District No. 2, General Obligation Bonds, Series C	3.500%	08/01/2028	900,000	919,273

24	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

New Mexico (Cont.)
Rio Rancho Public School District No. 94, General Obligation Bonds, Series A	3.130%	08/01/2028	$1,515,000	$1,532,987
City of Santa Fe, New Mexico, General Obligation Bonds	4.000%	08/01/2029	750,000	753,766
Santa Fe Public School District, General Obligation Bonds	3.630%	08/01/2029	3,075,000	3,168,499
Santa Fe Public School District, General Obligation Bonds	4.000%	08/01/2030	1,000,000	1,048,843
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2034	1,800,000	2,014,932
City of Albuquerque Gross Receipts Tax Revenue Bonds, Series B	5.000%	07/01/2035	1,000,000	1,182,438
Albuquerque Municipal School District No. 12, General Obligation Bonds	5.000%	08/01/2035	2,600,000	2,886,208

				20,923,099

New York (2.47%)
Port Authority of New York & New Jersey Revenue Bonds, Series 179	5.000%	12/01/2032	3,000,000	3,045,802
New York City Housing Development Corporation Revenue Bonds, Series 2022	2.750%	11/01/2033	1,500,000	1,386,357
State of New York Mortgage Agency Revenue Refunding Bonds, Series 220	2.400%	10/01/2034	1,000,000	865,954
New York State Urban Development Corporation Revenue Refunding Bonds, Series A	5.000%	03/15/2035	2,000,000	2,094,012
City of New York, General Obligation Bonds, Subseries D-1	5.000%	05/01/2035	1,000,000	1,180,722
New York City Water & Sewer System Revenue Bonds, Series DD	5.000%	06/15/2035	2,500,000	2,561,591
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B-1	5.250%	11/01/2036	1,500,000	1,776,513
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J(a)	1.100%	11/01/2061	2,000,000	1,817,774

				14,728,725

North Carolina (1.69%)
Buncombe County Metropolitan Sewerage District Revenue Refunding Bonds	4.000%	07/01/2027	1,210,000	1,214,089
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2028	700,000	734,393
City of Gastonia, North Carolina, Combined Utilities System Revenue Bonds	5.000%	05/01/2029	265,000	277,782
County of Union, North Carolina, Enterprise System Revenue Bonds	3.000%	06/01/2031	2,850,000	2,853,424
County of Forsyth, North Carolina, General Obligation Bonds, Series B	3.000%	03/01/2032	1,000,000	1,005,597
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2033	750,000	865,587
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2035	1,000,000	1,142,762
City of Salisbury, North Carolina, Combined Enterprise System Revenue Refunding Bonds	5.000%	02/01/2037	1,000,000	1,117,328
Town of Clayton NC Water & Sewer Revenue Bonds	5.000%	08/01/2039	725,000	830,977

				10,041,939

North Dakota (1.41%)
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.130%	05/01/2028	845,000	845,244
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series L	3.250%	05/01/2029	835,000	835,291
Bismarck Public School District No. 1, General Obligation Bonds	3.130%	05/01/2030	1,695,000	1,726,486
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2031	1,015,000	1,020,869
City of Bismarck, North Dakota, General Obligation Refunding Bonds, Series M	3.130%	05/01/2032	1,060,000	1,065,374
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2033	1,350,000	1,357,441
City of Fargo, North Dakota, General Obligation Refunding Bonds, Series A	3.000%	05/01/2034	1,550,000	1,541,162

				8,391,867

Ohio (3.54%)
Lake Local School District/Stark County, General Obligation Bonds	3.000%	12/01/2025	190,000	190,077
Lake County Community College District, General Obligation Bonds, Series A	3.000%	12/01/2026	355,000	361,750
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	5.000%	12/01/2027	175,000	177,683
Perrysburg Exempted Village School District, General Obligation Bonds (Prerefunded to 12-01- 2024 @ 100)(b)	4.000%	12/01/2027	1,250,000	1,280,423
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(b)	5.000%	12/01/2028	225,000	228,494
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(b)	5.000%	11/01/2029	800,000	811,100
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds (Prerefunded to 12-01-2023 @ 100)(b)	5.000%	12/01/2029	200,000	203,106

See accompanying notes to financial statements.	25

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Ohio (Cont.)
Fairfield City School District, General Obligation Bonds (Prerefunded to 11-01-2023 @ 100)(b)	5.000%	11/01/2030	$1,335,000	$1,353,524
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2030	235,000	250,471
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2030	750,000	782,267
Northwest Local School District/Hamilton & Butler Counties, General Obligation Bonds	4.000%	12/01/2030	365,000	368,626
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2031	220,000	234,171
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2031	350,000	364,971
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2032	220,000	232,976
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2032	315,000	324,370
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2032	1,750,000	1,814,559
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2032	375,000	390,914
Lakewood City School District, General Obligation Refunding Bonds, Series B	4.000%	11/01/2033	370,000	389,505
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2033	235,000	241,414
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2033	500,000	534,599
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2033	400,000	416,944
Worthington City School District, General Obligation Bonds	4.000%	12/01/2033	790,000	844,667
City of Toledo, Ohio, General Obligation Bonds	5.250%	12/01/2034	1,000,000	1,175,935
Cuyahoga Community College District, General Obligation Bonds	4.000%	12/01/2034	1,000,000	1,032,173
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2034	500,000	530,506
Hudson City School District, Ohio, General Obligation Bonds	4.000%	12/01/2034	875,000	904,489
City of Marysville, Ohio, Water System Revenue Bonds	4.000%	12/01/2035	1,870,000	1,906,300
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2035	500,000	525,603
Worthington City School District, General Obligation Bonds	4.000%	12/01/2035	475,000	499,323
Dublin City School District, General Obligation Bonds, Series A	4.000%	12/01/2036	1,000,000	1,041,651
Ohio Water Development Authority Revenue Bonds, Series A	5.000%	12/01/2039	1,470,000	1,666,967

				21,079,558

Oklahoma (1.57%)
City of Tulsa, Oklahoma, General Obligation Bonds	3.000%	04/01/2028	3,000,000	3,000,588
Grand River Dam Authority Revenue Bonds, Series A	5.000%	06/01/2031	1,835,000	1,880,794
Edmond Public Works Authority Revenue Bonds	5.000%	07/01/2032	1,500,000	1,659,110
Oklahoma County Finance Authority Revenue Bonds	5.000%	09/01/2036	2,500,000	2,794,625

				9,335,117

Oregon (0.94%)
State of Oregon, General Obligation Refunding Bonds, Series J	2.800%	06/01/2025	155,000	155,159
Clackamas County School District No. 12 North Clackamas, General Obligation Refunding Bonds (Prerefunded to 06-15-2024 @ 100)(b)	5.000%	06/15/2028	2,500,000	2,571,911
Deschutes County Administrative School District No. 1 Bend-La Pine, General Obligation Bonds	3.000%	06/15/2035	2,865,000	2,837,555

				5,564,625

Pennsylvania (2.16%)
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2028	340,000	355,998
Township of Upper St. Clair, Pennsylvania, General Obligation Refunding Bonds, Series A	4.000%	06/01/2029	305,000	318,821
West View Municipal Authority Water Revenue Bonds (Prerefunded to 11-15-2024 @ 100)(b)	5.000%	11/15/2031	1,365,000	1,417,521
Pennsylvania Housing Finance Agency Revenue Bonds, Series 137	2.200%	04/01/2033	2,785,000	2,399,949
Pennsylvania Housing Finance Agency Revenue Bonds, Series 138A	2.700%	04/01/2033	1,500,000	1,371,795
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2033	400,000	387,874
Twin Valley School District, General Obligation Bonds, Series B	3.000%	04/01/2034	1,300,000	1,242,955
Bethlehem Authority Revenue Refunding Bonds	5.000%	11/15/2034	1,000,000	1,150,623
Delaware River Port Authority Revenue Bonds	5.000%	01/01/2037	1,000,000	1,013,191
County of Jefferson, Pennsylvania, General Obligation Refunding Bonds	3.000%	12/15/2037	770,000	693,824
Manheim Central School District, General Obligation Bonds, Series B	4.000%	05/01/2038	1,350,000	1,380,342
Southeastern Pennsylvania Transportation Authority Revenue Bonds	5.000%	06/01/2038	1,000,000	1,139,609

				12,872,502

26	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Rhode Island (0.11%)
Rhode Island Housing and Mortgage Finance Corporation Revenue Bonds, Series 76-A	2.200%	10/01/2033	$780,000	$678,201

South Carolina (0.88%)
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series C	2.750%	03/01/2024	1,000,000	997,053
Town of Fort Mill Water & Sewer System Revenue Bonds	3.500%	12/01/2027	380,000	381,443
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2028	520,000	524,206
City of Columbia Waterworks & Sewer System Revenue Refunding Bonds, Series B	4.000%	02/01/2029	1,045,000	1,100,416
Town of Fort Mill Water & Sewer System Revenue Bonds	4.000%	12/01/2030	535,000	538,716
City of Columbia Waterworks & Sewer System Revenue Bonds, Series A	3.000%	02/01/2035	1,750,000	1,692,069

				5,233,903

Tennessee (0.87%)
City of Knoxville Water System Revenue Refunding Bonds, Series BB	3.000%	03/01/2025	1,170,000	1,170,126
County of Washington, Tennessee, General Obligation Bonds, Series B	3.000%	06/01/2030	850,000	851,022
Harpeth Valley Utilities District of Davidson and Williamson Counties Revenue Bonds	5.000%	09/01/2031	1,065,000	1,097,342
County of Knox, Tennessee, General Obligation Refunding Bonds, Series B	3.000%	06/01/2032	1,105,000	1,104,648
City of Memphis Electric System Revenue Bonds, Series A	3.000%	12/01/2035	1,000,000	946,219

				5,169,357

Texas (4.24%)
Eanes Independent School District, General Obligation Bonds, Series A	3.500%	08/01/2026	1,670,000	1,689,824
Upper Brushy Creek Water Control and Improvement District, General Obligation Bonds	3.000%	08/15/2031	1,000,000	1,003,148
State of Texas, General Obligation Refunding Bonds, Series B	2.250%	08/01/2032	750,000	679,922
Lake Travis Independent School District, General Obligation Refunding Bonds	4.000%	02/15/2033	1,000,000	1,048,526
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	5.000%	03/01/2033	200,000	218,797
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2034	280,000	290,142
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2035	200,000	206,094
Klein Independent School District, General Obligation Bonds	5.000%	08/01/2035	1,000,000	1,178,338
Texas State Technical College Revenue Bonds	5.250%	08/01/2035	1,000,000	1,178,054
Richardson Independent School District, General Obligation Bonds, Series A	5.000%	02/15/2036	1,000,000	1,169,236
City of Laredo, Texas, Waterworks & Sewer System Revenue Bonds	4.000%	03/01/2036	325,000	332,317
Texas A&M University Revenue Bonds	5.250%	05/15/2036	1,000,000	1,194,030
Trinity River Authority Central Regional Wastewater System Revenue Bonds	3.500%	08/01/2036	1,000,000	1,001,001
Texas Water Development Board Revenue Bonds	4.450%	10/15/2036	1,000,000	1,106,908
Texas Water Development Board Revenue Bonds	4.000%	10/15/2036	1,000,000	1,024,586
City of Cedar Park, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,128,260
Waller Consolidated Independent School District, General Obligation Bonds	5.000%	02/15/2037	1,000,000	1,154,334
City of Sugar Land, General Obligation Bonds	5.000%	02/15/2038	635,000	708,903
Sanger Independent School District, General Obligation Bonds	4.000%	08/15/2038	1,250,000	1,289,404
Aubrey Independent School District, General Obligation Bonds	5.000%	02/15/2039	1,000,000	1,140,746
City of Pflugerville, General Obligation Bonds	4.000%	08/01/2039	1,580,000	1,597,128
Florence Independent School District, General Obligation Bonds	5.000%	08/15/2039	570,000	640,033
Harlandale Independent School District, General Obligation Bonds, Series A	5.250%	08/15/2039	1,000,000	1,165,935
Permanent University Fund - University of Texas System Revenue Refunding Bonds, Series A(c)	5.000%	07/01/2040	1,750,000	2,018,754
Tarrant County Cultural Education Facilities Finance Corporation Revenue Bonds(a)	5.000%	11/15/2052	1,000,000	1,057,641

				25,222,061

Utah (1.37%)
Snyderville Basin Special Recreation District, General Obligation Bonds, Series A	3.000%	12/15/2025	1,260,000	1,270,736
Central Utah Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	2,500,000	2,629,752
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2033	1,000,000	1,056,234
Wasatch County School District Local Building Authority Revenue Bonds	5.000%	06/01/2034	750,000	881,501
Jordan Valley Water Conservancy District Revenue Refunding Bonds, Series B	4.000%	10/01/2034	1,000,000	1,050,107
Duchesne County School District Revenue Bonds	5.000%	06/01/2036	1,150,000	1,243,057

				8,131,387

See accompanying notes to financial statements.	27

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Vermont (0.58%)
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2032	$175,000	$197,068
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2033	190,000	213,431
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2034	255,000	285,372
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2034	410,000	458,834
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2035	265,000	295,955
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2035	435,000	485,812
City of Burlington, Vermont, General Obligation Bonds, Series B	5.000%	11/01/2036	910,000	1,014,222
City of Burlington, Vermont, General Obligation Bonds, Series A	5.000%	11/01/2037	440,000	489,510

				3,440,204

Virginia (0.48%)
County of Stafford, Virginia, General Obligation Bonds	4.000%	07/01/2030	1,205,000	1,208,625
City of Danville, General Obligation Bonds	4.000%	09/01/2039	1,625,000	1,674,349

				2,882,974

Washington (6.20%)
City of Spokane, Washington, General Obligation Bonds	3.000%	12/01/2025	1,295,000	1,303,161
King County School District No 414 Lake Washington, General Obligation Refunding Bonds	3.500%	12/01/2025	1,000,000	1,027,638
State of Washington, General Obligation Refunding Bonds, Series A	4.000%	07/01/2026	2,500,000	2,508,216
Clark County School District No. 98 Hockinson, General Obligation Bonds	4.000%	12/01/2027	1,090,000	1,122,044
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	4.000%	12/01/2028	1,050,000	1,092,594
City of Tacoma, Washington, Sewer Revenue Refunding Bonds, Series A	3.250%	12/01/2028	350,000	357,731
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2029	1,000,000	1,017,675
City of Camas, Washington, Water & Sewer Revenue Refunding Bonds	3.130%	12/01/2029	2,000,000	2,042,725
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2030	985,000	1,000,897
Energy Northwest Revenue Refunding Bonds	5.000%	07/01/2030	5,000,000	5,266,577
Public Utility District No. 1 of Cowlitz County, Washington, Revenue Refunding Bonds	5.000%	09/01/2030	2,100,000	2,136,738
King County School District No 414 Lake Washington, General Obligation Bonds	4.000%	12/01/2033	5,000,000	5,227,121
King County School District No. 405 Bellevue, General Obligation Bonds	3.000%	12/01/2033	5,095,000	5,084,024
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2033	840,000	882,478
Clark County Public Utility District No. 1 Revenue Refunding Bonds	5.000%	01/01/2034	1,010,000	1,086,056
State of Washington, General Obligation Bonds, Series E	4.000%	02/01/2034	1,000,000	1,000,526
City of Shoreline, Washington, General Obligation Refunding Bonds	4.000%	12/01/2034	1,000,000	1,069,182
Kitsap County School District No. 303 Bainbridge Island, General Obligation Bonds, Series A	4.000%	12/01/2034	510,000	531,326
Yakima & Kittitas Counties School District No. 119 Selah, General Obligation Bonds	4.375%	12/01/2034	1,040,000	1,113,283
Lakehaven Water & Sewer District Revenue Bonds	3.000%	10/01/2035	700,000	690,277
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2035	500,000	530,099
Okanogan County Public Utility District No. 1 Revenue Bonds, Series A	4.000%	12/01/2037	800,000	827,161

				36,917,529

West Virginia (0.06%)
Braxton County Board of Education, General Obligation Refunding Bonds	4.000%	05/01/2026	250,000	260,458
Braxton County Board of Education, General Obligation Refunding Bonds	2.250%	05/01/2026	125,000	123,536

				383,994

Wisconsin (6.52%)
Milwaukee Metropolitan Sewerage District, General Obligation Refunding Bonds, Series C	2.500%	10/01/2024	2,000,000	1,997,726
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(b)	4.000%	04/01/2027	340,000	344,766
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(b)	4.000%	04/01/2028	275,000	278,855
Ellsworth Community School District, Wisconsin, General Obligation Bonds (Prerefunded to 04-01-2024 @ 100)(b)	4.000%	04/01/2029	400,000	405,607
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2029	1,000,000	1,035,219
Wisconsin-Dells School District, General Obligation Bonds	3.130%	03/01/2030	1,595,000	1,602,613
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2030	2,000,000	2,070,437

28	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2023 (Unaudited)

	Coupon rate	Maturity date	Principal amount	Value
Long-term Municipal Bond (Cont.)

Wisconsin (Cont.)
City of Fond Du Lac, Wisconsin, General Obligation Refunding Bonds, Series A	2.000%	03/01/2031	$895,000	$821,421
County of Waupaca, Wisconsin, General Obligation Bonds, Series A	3.250%	03/01/2031	1,160,000	1,168,939
Wisconsin-Dells School District, General Obligation Bonds	3.250%	03/01/2031	1,395,000	1,409,345
Burlington Area School District, General Obligation Bonds	3.130%	04/01/2031	1,000,000	1,004,164
D. C. Everest Area School District, General Obligation Bonds	3.380%	04/01/2031	3,900,000	3,948,250
Poynette School District, General Obligation Bonds	3.000%	04/01/2031	850,000	843,817
Western Technical College District, General Obligation Bonds, Series C	4.000%	04/01/2031	1,000,000	1,067,215
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2031	300,000	317,923
Central Brown County Water Authority Revenue Refunding Bonds, Series A	5.000%	11/01/2031	2,200,000	2,277,481
Burlington Area School District, General Obligation Bonds	3.250%	04/01/2032	1,120,000	1,124,014
Hamilton School District, Wisconsin, General Obligation Bonds	3.250%	04/01/2032	3,390,000	3,435,632
Poynette School District, General Obligation Bonds	3.130%	04/01/2032	1,520,000	1,517,788
Western Technical College District, General Obligation Refunding Bonds, Series F	3.000%	04/01/2032	2,240,000	2,243,529
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2032	675,000	714,634
Muskego-Norway School District, General Obligation Refunding Bonds	4.000%	04/01/2033	1,000,000	1,069,638
City of Muskego, Wisconsin, General Obligation Refunding Bonds, Series A	4.000%	06/01/2034	1,390,000	1,460,343
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2035	1,405,000	1,323,187
Sun Prairie Area School District, Wisconsin, General Obligation Refunding Bonds	3.000%	03/01/2036	1,535,000	1,433,202
Platteville School District, General Obligation Refunding Bonds	4.000%	03/01/2038	775,000	791,141
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	07/01/2038	1,000,000	1,042,216
Two Rivers Public School District, General Obligation Refunding Bonds	4.000%	03/01/2039	1,000,000	1,014,629
Wisconsin Health & Educational Facilities Authority Revenue Refunding Bonds	5.000%	11/15/2039	1,000,000	1,035,007

				38,798,738

Total Long-term Municipal Bond (cost $556,634,518)				553,777,156

			Shares	Value
Short-term Investments (6.75%)
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(d)			40,213,786	40,213,786

Total Short-term Investments (cost $40,213,786)				40,213,786

TOTAL INVESTMENTS (99.77%) (cost $596,848,304)				593,990,942

OTHER ASSETS, NET OF LIABILITIES (0.23%)				1,360,792

NET ASSETS (100.00%)				$595,351,734

(a)	Rate shown is fixed until mandatory tender date of July 1, 2026.
(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.
(c)	Security purchased on a “when-issued” basis.
(d)	Rate shown is the 7-day yield as of March 31, 2023.

See accompanying notes to financial statements.	29

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2023 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,821,061,853	1,025,035,766	359,774,431	596,848,304

Investments in securities at market value	$6,330,368,328	2,157,778,714	344,262,879	593,990,942
Foreign currency (Cost: $0, $18, $0, and $0, respectively)	—	19	—	—
Receivables:
Dividends and interest	7,877,373	5,835,283	1,786,773	5,851,650
Reclaims	1,082,048	441,482	—	—
Securities sold	132,841,381	26,075,272	4,898,226	—
Shares of the Fund sold	3,857,870	34,469	1,121,496	2,627
Variation margin on futures contracts	412,912	147,262	—	—
Prepaid expenses	270,000	98,292	34,182	30,878

Total assets	6,476,709,912	2,190,410,793	352,103,556	599,876,097

Liabilities and Net Assets
Cash overdraft	—	—	18,598	47,210
Distributions to shareholders	—	—	—	302,833
Payables:
Securities purchased	119,024,449	27,730,558	5,010,770	3,584,702
Shares of the Fund redeemed	2,995,518	471,609	262,662	79,453
Investment advisory fees	521,125	197,121	35,198	55,192
Accounting and Administration fees	3,751,251	1,493,549	373,402	427,974
Regulatory and Compliance fees	44,615	15,187	2,470	4,172
Registration fees	6,524	3,039	—	—
Due to broker	—	192,125	—	—
Accrued expenses and other payables	49,409	29,572	21,699	22,827

Total liabilities	126,392,891	30,132,760	5,724,799	4,524,363

Net assets applicable to shares outstanding of common stock	$6,350,317,021	2,160,278,033	346,378,757	595,351,734

Fund shares outstanding (no par value, unlimited number of shares authorized)	63,907,709	26,448,458	36,314,538	72,317,202
Net asset value, offering price and redemption price per share	$99.37	81.68	9.54	8.23

Analysis of Net Assets
Paid-in-capital	$1,850,462,134	1,013,607,106	369,698,595	609,248,618
Total distributable earnings (loss)	4,499,854,887	1,146,670,927	(23,319,838)	(13,896,884)

Net assets applicable to shares outstanding	$6,350,317,021	2,160,278,033	346,378,757	595,351,734

30	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF OPERATIONS

6-month period ended March 31, 2023 (Unaudited)

	State Farm Growth Fund	State Farm Balanced Fund	State Farm Interim Fund	State Farm Municipal Bond Fund
Investment Income:
Dividends	$60,248,786	13,987,696	14,838	521,291
Interest	103,020	12,014,607	3,450,881	8,577,840

	60,351,806	26,002,303	3,465,719	9,099,131
Less: foreign withholding taxes	(76,498)	(2,449)	—	—

Total investment income	60,275,308	25,999,854	3,465,719	9,099,131

Expenses:
Investment advisory fees	3,115,802	1,174,199	213,840	324,617
Accounting and Administration fees	1,461,703	580,571	145,510	166,774
Trustees’ fees and expenses	50,015	17,139	2,880	4,745
Insurance fees	36,144	12,855	2,407	3,811
Regulatory and Compliance fees	135,225	46,482	7,862	12,981
Registration fees	14,592	13,090	12,439	10,841
Other	94,157	48,323	25,284	26,840

Total expenses	4,907,638	1,892,659	410,222	550,609
Less: expense reductions from Service Providers	(1,168,638)	(398,225)	(125,105)	(78,438)

Net expenses	3,739,000	1,494,434	285,117	472,171

Net investment income	56,536,308	24,505,420	3,180,602	8,626,960

Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	(23,653,658)	16,969,626	(3,763,286)	(3,182,847)
Net realized gain (loss) on futures contracts	(1,847,206)	(159,988)	—	—
Net realized gain (loss) on foreign currency transactions	(2)	13	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	763,398,937	175,684,570	10,005,220	32,115,178
Change in net unrealized appreciation (depreciation) on futures contracts	5,666,403	1,432,558	—	—

Net realized and unrealized gain (loss) on investments	743,564,474	193,926,779	6,241,934	28,932,331

Net change in net assets resulting from operations	$800,100,782	218,432,199	9,422,536	37,559,291

See accompanying notes to financial statements.	31

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	State Farm Growth Fund
6-month period ended March 31, 2023 (Unaudited) and year ended September 30, 2022	2023	2022

From operations:
Net investment income	$56,536,308	108,219,435
Net realized gain (loss)	(25,500,866)	(17,456,138)
Change in net unrealized appreciation or depreciation	769,065,340	(639,229,389)

Net change in net assets resulting from operations	800,100,782	(548,466,092)
Distributions to shareholders from:
Distributable earnings (Net investment income, Net realized gain)	(59,028,058)	(977,372,639)

Total distributions to shareholders	(59,028,058)	(977,372,639)
From Fund share transactions:
Proceeds from shares sold	85,245,492	269,135,832
Reinvestment of distributions	54,494,094	913,433,616
Less payments for shares redeemed	(238,451,811)	(537,745,932)

Net increase (decrease) in net assets from Fund share transactions	(98,712,225)	644,823,516

Total increase (decrease) in net assets	642,360,499	(881,015,215)

Net assets:
Beginning of period	5,707,956,522	6,588,971,737

End of period	$6,350,317,021	5,707,956,522

Share Information
Sold	878,279	2,564,044
Issued in reinvestment of distributions	559,521	8,649,458
Redeemed	(2,455,957)	(5,105,548)

Net increase (decrease)	(1,018,157)	6,107,954

32	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

State Farm Balanced Fund		State Farm Interim Fund		State Farm Municipal Bond Fund
2023	2022	2023	2022	2023	2022

24,505,420	37,575,119	3,180,602	3,981,455	8,626,960	16,029,369
16,809,651	(3,366,774)	(3,763,286)	(3,877,824)	(3,182,847)	(7,856,828)
177,117,128	(234,842,330)	10,005,220	(29,731,655)	32,115,178	(71,463,953)

218,432,199	(200,633,985)	9,422,536	(29,628,024)	37,559,291	(63,291,412)

(22,946,436)	(214,292,681)	(3,180,602)	(4,203,011)	(8,626,674)	(16,706,754)

(22,946,436)	(214,292,681)	(3,180,602)	(4,203,011)	(8,626,674)	(16,706,754)

36,155,503	119,468,092	18,536,772	82,629,066	10,483,593	41,897,137
21,665,960	203,958,348	3,156,762	4,172,888	6,927,366	13,676,775
(100,892,819)	(260,859,337)	(49,750,725)	(131,751,080)	(31,299,336)	(98,411,611)

(43,071,356)	62,567,103	(28,057,191)	(44,949,126)	(13,888,377)	(42,837,699)

152,414,407	(352,359,563)	(21,815,257)	(78,780,161)	15,044,240	(122,835,865)

2,007,863,626	2,360,223,189	368,194,014	446,974,175	580,307,494	703,143,359

2,160,278,033	2,007,863,626	346,378,757	368,194,014	595,351,734	580,307,494

448,699	1,394,136	1,965,136	8,398,828	1,291,697	4,908,002
270,531	2,348,663	334,582	426,714	854,840	1,619,903
(1,257,420)	(3,042,227)	(5,278,118)	(13,358,520)	(3,862,818)	(11,615,394)

(538,190)	700,572	(2,978,400)	(4,532,978)	(1,716,281)	(5,087,489)

See accompanying notes to financial statements.	33

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021. Because each Fund is a continuation of its respective Predecessor Fund, the following financial information includes results of each Fund’s respective Predecessor Fund for periods prior to August 23, 2021. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM GROWTH FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2023		Year ended September 30,	10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2022	2021		2020	2019	2018

Net asset value, beginning of period	$ 87.92		112.02	97.62		89.37	81.06	80.41

Income from Investment Operations
Net investment income(a)	0.88		1.70	1.67		1.99	2.13	1.93
Net gain (loss) on investments (both realized and unrealized)	11.49		(9.06)	15.56		9.22	9.30	1.51

Total from invesment operations	12.37		(7.36)	17.23		11.21	11.43	3.44

Less Distributions
Net investment income	(0.92)		(1.83)	(1.97)		(2.11)	(2.09)	(1.90)
Net realized gain	—		(14.91)	(0.86)		(0.85)	(1.03)	(0.89)

Total distributions	(0.92)		(16.74)	(2.83)		(2.96)	(3.12)	(2.79)

Net asset value, end of period	$ 99.37		87.92	112.02		97.62	89.37	81.06

Total Return	14.10	%(b)	(8.99)%	17.89	%(b)	12.96%	14.91%	4.41%

Ratios/Supplemental Data
Net assets, end of period (millions)	$6,350.3		5,708.0	6,589.0		5,819.8	5,502.5	4,992.6

Average net asset ratios
Expenses, net of waivers and reimbursements	0.12	%(c)	0.12%	0.12	%(c)	0.12%	0.12%	0.12%
Expenses, gross of waivers and reimburements	0.16	%(c)	0.16%	0.13	%(c)	0.12%	0.12%	0.12%
Net investment income, net of waivers and reimbursements	1.81	%(c)	1.63%	1.81	%(c)	2.29%	2.62%	2.42%

Portfolio turnover rate	13	%(b)	28%	23	%(b),(d),(e)	0%	1%	0	%(f)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

(f)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2018.

34	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM BALANCED FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2023		Year ended September 30,	10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2022	2021		2020	2019	2018

Net asset value, beginning of period	$ 74.40		89.79	81.66		75.35	68.52	68.84

Income from Investment Operations
Net investment income(a)	0.92		1.39	1.41		1.69	1.81	1.70
Net gain (loss) on investments (both realized and unrealized)	7.22		(8.53)	9.03		6.62	7.30	(0.03)

Total from invesment operations	8.14		(7.14)	10.44		8.31	9.11	1.67

Less Distributions
Net investment income	(0.86)		(1.50)	(1.68)		(1.78)	(1.79)	(1.68)
Net realized gain	—		(6.75)	(0.63)		(0.22)	(0.49)	(0.31)

Total distributions	(0.86)		(8.25)	(2.31)		(2.00)	(2.28)	(1.99)

Net asset value, end of period	$ 81.68		74.40	89.79		81.66	75.35	68.52

Total Return	10.97	%(b)	(9.20)%	12.95	%(b)	11.31%	13.82%	2.49%

Ratios/Supplemental Data
Net assets, end of period (millions)	$ 2,160.3		2,007.9	2,360.2		2,251.1	2,121.8	1,935.4

Average net asset ratios
Expenses, net of waivers and reimbursements	0.14	%(c)	0.14%	0.13	%(c)	0.14%	0.13%	0.13%
Expenses, gross of waivers and reimburements	0.18	%(c)	0.18%	0.14	%(c)	0.14%	0.13%	0.13%
Net investment income, net of waivers and reimbursements	2.30	%(c)	1.63%	1.90	%(c)	2.27%	2.59%	2.50%

Portfolio turnover rate	10	%(b)	40%	22	%(b),(d),(e)	3%	4%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	The portfolio turnover rate excludes securities delivered from processing redemptions in-kind.
(e)

The portfolio turnover rate increased due to certain investment activity in connection with the Reorganization of the Fund from the State Farm Associates’ Fund Trust into the Advisers Investment Trust.

See accompanying notes to financial statements.	35

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM INTERIM FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2023		Year ended September 30,	10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2022	2021		2020	2019	2018

Net asset value, beginning of period	$9.37		10.20	10.36		10.10	9.76	9.87

Income from Investment Operations
Net investment income	0.08		0.10	0.09		0.14	0.17	0.14
Net gain (loss) on investments (both realized and unrealized)	0.17		(0.83)	(0.16)		0.26	0.34	(0.11)

Total from invesment operations	0.25		(0.73)	(0.07)		0.40	0.51	0.03

Less Distributions
Net investment income	(0.08)		(0.10)	(0.09)		(0.14)	(0.17)	(0.14)
Net realized gain	—		—	—		—	—	—

Total distributions	(0.08)		(0.10)	(0.09)		(0.14)	(0.17)	(0.14)

Net asset value, end of period	$9.54		9.37	10.20		10.36	10.10	9.76

Total Return	2.72	%(a)	(7.17)%	(0.71	)%(a)	4.02%	5.26%	0.33%

Ratios/Supplemental Data
Net assets, end of period (millions)	$346.4		368.2	447.0		495.2	350.7	337.9

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(b)	0.16%	0.16	%(b)	0.16%	0.17%	0.17%
Expenses, gross of waivers and reimburements	0.23	%(b)	0.22%	0.18	%(b)	0.16%	0.17%	0.17%
Net investment income, net of waivers and reimbursements	1.78	%(b)	0.99%	1.02	%(b)	1.38%	1.71%	1.45%

Portfolio turnover rate	18	%(a)	45%	36	%(a)	20%	20%	16%

(a)	Not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

36	See accompanying notes to financial statements.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

FINANCIAL HIGHLIGHTS (continued)

STATE FARM MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

	6-month period ended March 31, 2023		Year ended September 30,	10-month period ended September 30,		Year ended November 30,
	(Unaudited)		2022	2021		2020	2019	2018

Net asset value, beginning of period	$7.84		8.89	9.04		8.80	8.44	8.61

Income from Investment Operations
Net investment income	0.12		0.21	0.18		0.23	0.24	0.25
Net gain (loss) on investments (both realized and unrealized)	0.39		(1.04)	(0.14)		0.24	0.36	(0.17)

Total from invesment operations	0.51		(0.83)	0.04		0.47	0.60	0.08

Less Distributions
Net investment income	(0.12)		(0.21)	(0.18)		(0.23)	(0.24)	(0.25)
Net realized gain(a)	—		(0.01)	(0.01)		—	—	—

Total distributions	(0.12)		(0.22)	(0.19)		(0.23)	(0.24)	(0.25)

Net asset value, end of period	$8.23		7.84	8.89		9.04	8.80	8.44

Total Return	6.51	%(b)	(9.51)%	0.37	%(b)	5.40%	7.19%	0.99%

Ratios/Supplemental Data
Net assets, end of period (millions)	$595.4		580.3	703.1		741.0	710.9	675.4

Average net asset ratios
Expenses, net of waivers and reimbursements	0.16	%(c)	0.16%	0.17	%(c)	0.16%	0.16%	0.16%
Expenses, gross of waivers and reimburements	0.19	%(c)	0.18%	0.18	%(c)	0.16%	0.16%	0.16%
Net investment income, net of waivers and reimbursements	2.92	%(c)	2.47%	2.34	%(c)	2.53%	2.74%	2.93%

Portfolio turnover rate	7	%(b)	31%	11	%(b)	10%	14%	12%

(a)	Net realized gain distributions represent less than $0.01 per share for the years ended November 30, 2020, 2019 and 2018.
(b)	Not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	37

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Advisers Investment Trust (the “Trust” or “AIT”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, and the State Farm Municipal Bond Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “State Farm Funds”) are each a diversified fund and are each a series of the Trust. These financial statements and notes only relate to the State Farm Funds.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to August 23, 2021, each State Farm Fund operated as a series of State Farm Associates’ Funds Trust (each a “Predecessor Fund” and together the “Predecessor Funds”). On August 23, 2021, the Predecessor Funds were reorganized into the Trust, pursuant to an Agreement and Plan of Reorganization approved by the State Farm Associates’ Funds’ Board of Trustees on March 11, 2021 and by the Predecessor Funds’ shareholders on June 17, 2021 (each a "Reorganization" and collectively, the "Reorganizations").

At the time of the Reorganizations, each Predecessor Fund transferred all of its assets to its corresponding State Farm Fund in exchange for shares of the corresponding State Farm Fund and the assumption of all of the liabilities of the Predecessor Fund by the corresponding State Farm Fund. Upon closing of the Reorganizations, holders of a Predecessor Fund’s shares received shares of the corresponding State Farm Fund’s shares. The Reorganizations were tax-free for U.S federal income tax purposes.

Prior to the Reorganizations, the State Farm Funds had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Changes in Net Assets and Financial Highlights prior to the Reorganization represents the operations and changes in net assets of each Predecessor Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding Fund for accounting and tax purposes.

As part of each Reorganization, the Board approved a September 30 fiscal year end for each State Farm Fund. Prior to each Reorganization, each Predecessor Fund had a November 30 fiscal year end.

1. Investment Objective

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital, which may be supplemented by income. For information on the specific strategies of the Growth Fund, please refer to the Fund’s Prospectus.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital while providing some current income. For information on the specific strategies of the Balanced Fund, please refer to the Fund’s Prospectus.

The State Farm Interim Fund (the “Interim Fund”) seeks to provide investment results approximating the performance of the Bloomberg 1-5 Year U.S. Treasury Index. For information on the specific strategies of the Interim Fund, please refer to the Fund’s Prospectus.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high rate of income exempt from federal income taxes as is consistent with prudent investment management. For information on the specific strategies of the Municipal Bond Fund, please refer to the Fund’s Prospectus.

2. Significant Accounting Policies

Investment Valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Investment Valuation.

When-Issued Securities

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2023, the Municipal Bond Fund

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

had commitments of $3,584,702 (representing 0.60% of net assets) for when-issued securities. These commitments are included within the Payable for Securities Purchased line on the Statements of Assets and Liabilities.

Futures Contracts

Certain Funds invest in stock index futures contracts for hedging purposes to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline.A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts in Change in net unrealized appreciation (depreciation) on futures contracts.

Further information on the impact of these positions on the Funds’ financial statements can be found in Note 7.

Currency Transactions

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in Net realized and unrealized gains (losses) from investment activities on the Statements of Operations.

Investment Transactions and Income

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

Expense Allocations

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis, based on relative net assets, or another reasonable basis.

Dividends and Distributions

Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Growth Fund and Balanced Fund declare and pay dividends, and capital gain distributions, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily and pay them monthly on the last business day of the month. Shares of the Interim Fund and Municipal Bond Fund begin to earn dividends on the day after they are purchased. The Interim Fund and Municipal Bond Fund distribute net realized capital gain, if any, at least annually.

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

Federal Income Tax Information

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

The Funds analyzed all open tax years, as defined by the Statute of Limitations, for all major jurisdictions that remain subject to examination. The Funds’ Federal tax returns for the tax years ended November 30, 2019 through November 30, 2020 and September 30, 2021 and 2022, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

3. Investment Valuation

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 - quoted prices in active markets for identical assets
●	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The Trustees have designated State Farm Investment Management Corp., as investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1	Level 2	Level 3	Total

State Farm Growth Fund

Investments in Securities:

Common Stocks (a)	$6,278,822,406	$—	$—	$6,278,822,406

U.S. Treasury Obligations	—	5,706,855	—	5,706,855

Short-term Investments	45,839,067	—	—	45,839,067

Total Investments in Securities	6,324,661,473	5,706,855	—	6,330,368,328

Other Financial Instruments

Assets:

Futures Contracts	1,520,994	—	—	1,520,994

State Farm Balanced Fund

Investments in Securities:

Common Stocks (a)	1,487,930,606	—	—	1,487,930,606

Corporate Bonds (a)	—	210,918,532	—	210,918,532

Foreign Government Bonds	—	3,756,589	—	3,756,589

Agency Securities	—	14,351,489	—	14,351,489

U.S. Treasury Obligations	—	402,197,313	—	402,197,313

Short-term Investments	24,255,086	—	—	24,255,086

Foreign Issuer Bonds	—	14,369,099	—	14,369,099

Total Investments in Securities	1,512,185,692	645,593,022	—	2,157,778,714

Other Financial Instruments

Assets:

Futures Contracts	543,416	—	—	543,416

State Farm Interim Fund

Investments in Securities:

U.S. Treasury Obligations	—	343,521,294	—	343,521,294

Short-term Investments	741,585	—	—	741,585

Total Investments in Securities	741,585	343,521,294	—	344,262,879

State Farm Municipal Bond Fund

Investments in Securities:

Long-term Municipal Bonds	—	553,777,156	—	553,777,156

Short-term Investments	40,213,786	—	—	40,213,786

Total Investments in Securities	40,213,786	553,777,156	—	593,990,942

      (a) Industry classification is disclosed in the Schedules of Investments.

As of March 31, 2023, there were no Level 3 securities held by the Funds. There were no transfers to or from Level 3 during the 6-month period ended March 31, 2023.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

4. Federal Income Tax

As of March 31, 2023, each Fund’s aggregate unrealized gains and losses for all investments based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

State Farm Growth Fund	$1,822,582,847	$4,522,836,538	$(13,530,063)	$4,509,306,475

State Farm Balanced Fund	1,025,579,432	1,148,602,784	(15,860,086)	1,132,742,698

State Farm Interim Fund	359,776,880	622,160	(16,136,161)	(15,514,001)

State Farm Municipal Bond Fund	596,848,304	5,665,397	(8,522,759)	(2,857,362)

As of the latest tax period ended September 30, 2022, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains realized after September 30, 2022, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the capital losses will carryforward indefinitely as follows:

		Unused Non Expiring Capital Loss Carryforwards

Fund	Loss Carryforwards Utilized in 2022	Short-term	Long-term	Total

State Farm Growth Fund	$—	$(19,956,804)	$ —	$(19,956,804)

State Farm Municipal Bond Fund	—	(5,998,647)	(1,858,181)	(7,856,828)

As of the latest tax period ended September 30, 2022, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Fund	Capital and/or Ordinary Losses

State Farm Balanced Fund	$17,275,319

State Farm Interim Fund	4,042,540

As of the latest tax period ended September 30, 2022, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total

State Farm Growth Fund	$ —	$32,842,700	$—	$3,745,896,267	$(19,956,804)	$3,758,782,163

State Farm Balanced Fund	—	11,407,735	—	957,052,748	(17,275,319)	951,185,164

State Farm Interim Fund	—	2,715	—	(25,519,221)	(4,045,266)	(29,561,772)

State Farm Municipal Bond Fund	261,165	2,029	—	(34,972,542)	(8,120,153)	(42,829,501)

The tax character of distributions was designated as follows for the latest tax periods ended September 30, 2022 and September 30, 2021:

2022	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total

State Farm Growth Fund	$ —	$112,654,247	$864,718,392	$977,372,639

State Farm Balanced Fund	—	42,657,973	171,634,708	214,292,681

State Farm Interim Fund	—	3,981,466	221,545	4,203,011

State Farm Municipal Bond Fund	15,860,525	197,664	648,565	16,706,754

2021	Tax-Exempt Income	Ordinary Income	Long-term Capital Gain	Total

State Farm Growth Fund	$ —	$116,584,350	$50,874,602	$167,458,952

State Farm Balanced Fund	—	45,173,359	17,279,367	62,452,726

State Farm Interim Fund	—	4,057,461	—	4,057,461

State Farm Municipal Bond Fund	14,224,490	16,404	671,779	14,912,673

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

5. Fees and Transactions with Affiliates and Other Parties

Investment Adviser

The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with State Farm Investment Management Corp. (the “Adviser” or “State Farm”) to provide investment advisory services to the Funds, including oversight of Northern Trust Investments, Inc. (the “Sub-Adviser” or “NTI”). Total fees incurred pursuant to the Advisory Agreement are reflected as “Investment advisory” fees on the Statements of Operations. Under the terms of the Advisory Agreement, the Funds pay the Adviser a monthly fee based on each Fund’s daily net assets at the following annualized rates:

Fund	Management Fee (as percentage of average daily net assets)

State Farm Growth Fund	0.10%

State Farm Balanced Fund	0.11%

State Farm Interim Fund	0.12%

State Farm Municipal Bond Fund	0.11%

The Advisory Agreement continues for an initial term of two years, and on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of each Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the Advisory Agreement nor interested persons, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice, without the payment of any penalty, by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of such Fund) or by the Adviser. In the event of its assignment, the Advisory Agreement will terminate automatically.

Expense Limitation Agreement

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses of each Fund (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to amounts specified in the table below:

Fund	Expense Limitation

State Farm Growth Fund	0.12%

State Farm Balanced Fund	0.14%

State Farm Interim Fund	0.16%

State Farm Municipal Bond Fund	0.16%

The expense limitation agreement is effective until January 28, 2025 for the Funds at which time it will be subject to automatic renewal upon the effective date of the Funds’ registration statement. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (excluding brokerage costs, interest, taxes, dividends and other expenses in connection with the short sale of securities, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the lesser of the current expense limitation or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Advisory Agreement.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

The balances of recoverable expenses to State Farm by the Funds at March 31, 2023 were as follows:

	Expiring

Fund	2023	2024	2025	2026

State Farm Growth Fund	$—	$267,169	$2,447,711	$1,168,638

State Farm Balanced Fund	—	99,813	837,229	398,225

State Farm Interim Fund	—	41,335	241,310	125,105

State Farm Municipal Bond Fund	—	28,333	127,994	78,438

Investment Sub-Adviser

NTI serves as the Sub-Adviser to the Funds. For its services to the Funds, NTI does not directly receive a fee from the Funds. NTI receives a fee from the Adviser which is computed and accrued daily and paid monthly as follows:

Management Fee
Fund	(as percentage of average daily net assets)

State Farm Growth Fund	0.085%

State Farm Balanced Fund	0.080%

State Farm Interim Fund	0.075%

State Farm Municipal Bond Fund	0.080%

The Sub-Adviser is responsible for the day-to-day investment management of the Funds’ assets, including making investment decisions and placing orders for the purchase and sale of securities for the Funds directly with the issuers or with brokers or dealers selected by the Sub-Adviser in its discretion. The investment advisory services of the Sub-Adviser are not exclusive under the terms of its sub-advisory agreement. The Sub-Adviser is free to render investment advisory services to others. The Sub-Adviser also furnishes to the Adviser and to the Board, which has overall responsibility for the business and affairs of the Trust, periodic reports on its services and the investment performance of the Funds.

Distribution Agreement

Foreside Financial Services, LLC (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor, and its officers, have no role in determining each Fund’s investment policies or which securities to buy or sell. The Adviser, at its own expense, pays the Distributor a fee for distribution-related services.

Custody, Transfer Agency, and Fund Administration and Accounting Services Agreements with the Northern Trust Company

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian, and fund accounting agent for the Funds pursuant to written agreements between the Trust, on behalf of the Funds, and Northern Trust. The Funds have agreed to pay Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on each Fund’s daily net assets, subject to a minimum annual fee relating to these services, and reimburse for certain expenses incurred on behalf of the Funds as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statements of Operations.

Services Agreement with Foreside Fund Officer Services, LLC

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds, including providing certain officers to the Funds. The Funds pay Foreside an annual base fee, a basis-point fee based on each Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to this agreement are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Trustee Compensation

Officers of the Trust receive no compensation directly from the Funds for serving in their respective roles. The Trust has no retirement or pension plans. Through March 31, 2023, the Trust paid an annual retainer of $125,000 and reimbursement for certain expenses to each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”). Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the 6-month period ended March 31, 2023, the aggregate Independent Trustee compensation paid by the Trust

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

was $218,750. The amount of total Trustee compensation and reimbursement of out-of pocket expenses allocated from the Trust to the Funds are reflected as “Trustees’ fees and expenses” on the Statements of Operations.

6. Investment Transactions

For the 6-month period ended March 31, 2023, investment transactions (exclusive of futures contracts and short-term instruments) were as follows:

Fund	Purchases (excluding U.S. Government Obligations)	Sales/Maturities (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales/Maturities of U.S. Government Obligations

State Farm Growth Fund	$804,753,503	$903,968,170	$ —	$ —

State Farm Balanced Fund	151,975,058	198,087,418	57,102,217	52,970,645

State Farm Interim Fund	—	—	64,703,510	92,881,513

State Farm Municipal Bond Fund	39,317,523	65,458,019	—	—

7. Derivative Instruments

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of March 31, 2023:

		Assets		Liabilities

Fund	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value

State Farm Growth Fund	Equity risk	Net Assets - Net unrealized appreciation	$1,520,994*	Net Assets - Net unrealized depreciation	$—

State Farm Balanced Fund	Equity risk	Net Assets - Net unrealized appreciation	543,416*	Net Assets - Net unrealized depreciation	—

*Includes cumulative appreciation/depreciation on future contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is separately reported within the Statements of Assets and Liabilities.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the 6-month period ended March 31, 2023:

		Amount of Realized Gain (Loss) on Derivative Contracts

Fund	Contract Type	Statements of Operations Location	Value

State Farm Growth Fund	Equity risk	Net realized gain (loss) on futures contracts	$(1,847,206)

State Farm Balanced Fund	Equity risk	Net realized gain (loss) on futures contracts	(159,988)

		Change in Unrealized Appreciation (Depreciation) on Derivative Contracts

Fund	Contract Type	Statements of Operations Location	Value

State Farm Growth Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	$5,666,403

State Farm Balanced Fund	Equity risk	Change in net unrealized appreciation (depreciation) on futures contracts	1,432,558

Volume of derivative activity for the 6-month period ended March 31, 2023:*

	Equity Contracts

Fund	Number of Trades	Average Notional Amount

State Farm Growth Fund	10	$14,090,176

State Farm Balanced Fund	11	4,910,077

*Activity for the fiscal year is measured by number of trades during the fiscal year and average notional amount for futures equity contracts.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

8. Principal Investment Risks

Investing in a Fund may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

Management Risk

The assessment by the Sub-Adviser of the securities to be purchased or sold by the Funds may prove incorrect, resulting in losses or poor performance, even in a rising market. This may be as a result of the factors used by the Sub-Adviser in building a multifactor quantitative model. Whenever a model is used, there is also a risk that the model will not work as planned. In addition, there may be periods when quality investing is out of favor and during which time the Funds’ performance may suffer.

Market Risk

The risk that the value of the Funds’ investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics (including COVID-19), epidemics, climate change and climate-related events, terrorism, regulatory events and governmental or quasi-governmental actions.

Tracking Risk

The Sub-Adviser invests in fixed income securities to try to duplicate the investment composition and performance of a Fund’s respective index. There is a risk that a Fund’s performance may vary substantially from the performance of its respective index as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Liquidity Risk

The Sub-Adviser may have difficulty selling securities the Funds hold at the time it would like to sell, and at the value the Funds have placed on those securities.

High Yield Risk

High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call, and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments and may be more volatile than higher-rated securities of similar maturity.

Long-term Ownership Strategy Risk

The Funds’ investment approach generally emphasizes buying and holding securities over long periods. As such, the Funds could continue to hold certain securities through adverse cycles for those securities rather than selling them, which could cause the Funds to underperform compared to a fund that has invested in similar securities but actively shifts its portfolio assets to take advantage of market opportunities and that does not seek reduced portfolio turnover.

Tax Risk

The Funds’ long-term ownership strategy historically has resulted in a low rate of turnover in its portfolio. Therefore, the Funds have accumulated a large amount of unrealized capital gains, and distribution of such gains to shareholders may be larger than the capital gain distributions made by other similar mutual funds. Should the Sub-Adviser sell any appreciated assets in the Funds, shareholders generally will receive their proportional share of the resulting realized capital gains regardless of how long they owned such shares. As a result, unless you are purchasing shares of the Funds through a tax-advantaged account (such as an IRA), buying shares at a time when the Funds have unrealized gains might eventually cost you money in taxes.

Large Cap Risk

The risk that returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Mid Cap Stock Risk

The risk that stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies, and may lack sufficient market liquidity. Generally, the smaller the company size, the greater the risk.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

Interest Rate Risk

The risk that during periods of rising interest rates, the Funds’ yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Funds’ yield (and the market value of its securities) will tend to be higher. Securities with longer maturities tend to be more sensitive to changes in interest rates, causing them to be more volatile than securities with shorter maturities. Securities with shorter maturities tend to provide lower returns and be less volatile than securities with longer maturities.

Prepayment (or Call) Risk

The risk that an issuer could exercise its right to pay principal on an obligation held by the Funds (such as an asset-backed security) earlier than expected. The exercise of such right may result in a decreased rate of return and a decline in value of those obligations and, accordingly, a decline in the Funds’ net asset value.

U.S. Government Securities Risk

The risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Funds are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States.

Municipal Securities Risks

The municipal market can be significantly affected by adverse tax, legislative, political or public health changes and the financial condition of issuers of municipal securities. In recent years an increasing number of municipal issuers have defaulted on obligations, been downgraded or commenced insolvency proceedings. The Funds may be more sensitive to adverse economic, business, political or public health developments if it invests more than 25% of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the Fund’s investments in municipal securities. For example, the novel coronavirus (COVID-19) has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations and could adversely impact the value of its bonds, which in turn could negatively impact the performance of the Funds. The secondary market for municipal obligations also tends to be less well developed and less liquid than many other securities markets, which may limit the Funds’ ability to sell its municipal obligations at attractive prices.

Credit (or Default) Risk

The risk that the inability or unwillingness of an issuer or a counterparty to meet its principal or interest payments or other financial obligations will adversely affect the value of the Funds’ investments and their returns. The credit quality of a debt security or of the issuer of a debt security held by the Funds could deteriorate rapidly, which may impair the Funds’ liquidity or cause a deterioration in the Funds’ net asset value.

Debt Extension Risk

The risk that an issuer will exercise its right to pay principal on an obligation held by the Funds later than expected. Under these circumstances, the value of the obligation will decrease.

Inflation Risk

The risk that the value of the assets or income from an investment will be worth less in the future as inflation decreases the value of money.

Income Risk

The risk that the income from the bonds the Funds holds will decline. This risk applies when the Funds invest the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Valuation Risk

The risk that the sale price the Funds could receive for a portfolio security may differ from the Funds’ valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Fair valuation of the Funds’ investments involves subjective judgment. The Funds’ ability to value their investments may be impacted by technological issues and/or errors by pricing services

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

March 31, 2023 (Unaudited)

or other third-party service providers. In addition, the value of the securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or sell the Funds’ shares.

Stock Index Futures Risk

The risk arising from the Funds’ use of futures and includes: the risk that there will be imperfect correlation between the change in market value of the Funds’ securities and the price of futures contracts; the possible inability of the Funds to close a futures contract when desired; losses due to unanticipated market movements, which potentially are unlimited; and the possible inability of the Funds’ investment sub-adviser to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Geographic and Sector Risk

The risk that if a Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector,an adverse economic, business or political development affecting that state, region or sector may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such geographic region or economic sector.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY

March 31, 2023 (Unaudited)

State Farm Growth Fund

Fund Composition*

*	Illustrated by Sector and based on total net assets as of March 31, 2023. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

State Farm Balanced Fund

Fund Composition*

*	Illustrated by Type of Security and based on total net assets as of March 31, 2023. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

PORTFOLIO SUMMARY (continued)

March 31, 2023 (Unaudited)

State Farm Interim Fund

Fund Composition*

*	Illustrated by Maturity and based on total net assets as of March 31, 2023. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.
**	Includes a 0.61% allocation for net other assets/liabilities.

State Farm Municipal Bond Fund

Fund Composition*

*	Illustrated by Maturity and based on total net assets as of March 31, 2023. Please refer to the Schedule of Investments in this report for details concerning Fund holdings.
**	Includes a 0.23% allocation for net other assets/liabilities

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

EXPENSE EXAMPLES

March 31, 2023 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Annualized Expense Ratio Based on the Period October 1, 2022 to March 31, 2023	Expenses Paid During Period October 1, 2022 to March 31, 2023*
State Farm Growth Fund

Actual	$1,000.00	$1,141.00	0.12%	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61
State Farm Balanced Fund

Actual	$1,000.00	$1,109.70	0.14%	$0.74

Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.14%	$0.71
State Farm Interim Fund

Actual	$1,000.00	$1,027.20	0.16%	$0.81

Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81
State Farm Municipal Bond Fund

Actual	$1,000.00	$1,065.10	0.16%	$0.82

Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.16%	$0.81

*

Expenses are calculated using the applicable Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

March 31, 2023 (Unaudited)

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the SEC adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Risk Management Committee as the administrator of the LRMP for the Funds on June 10, 2021. The Board approved the Funds’ LRMP at its regular board meeting on March 11, 2021. At the Board’s regular meeting on March 8-9, 2023, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Funds’ liquidity risks for the twelve-month period ended December 31, 2022. During this period, each Fund held no less than 50% of its total net assets in highly liquid investments. Because the Funds consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Funds, and the Funds were well under their illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

March 31, 2023 (Unaudited)

Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Funds and their shareholders. The Board considered and approved the Agreement for the Funds at an in-person meeting held on December 15, 2022.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Adviser to the Funds; (ii) the expected investment performance of the Funds and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.

The Board examined the nature, extent, and quality of the advisory services expected to be provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last approval of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. Taking into account the personnel providing services to the Funds, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services to be received from the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee to be paid by the Funds and the total operating expenses of each Fund. The Board noted that the Adviser would receive an advisory fee of 0.10% of the State Farm Growth Fund’s average daily net assets, 0.11% of the State Farm Balanced Fund’s average daily net assets, 0.12% of the State Farm Interim Fund’s daily net assets, and 0.11% of the State Farm Municipal Bond Fund’s average daily net assets. The Board reviewed the investment advisory fees to be paid by the Funds in comparison to the average investment advisory fee paid by the funds within the appropriate peer group, noting that the fees that would be paid by each Fund were competitive with the fees paid by it respective peers. The Board then considered the expense cap in place for the Funds, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.12%, 0.14%, 0.16%, and 0.16% annually for the State Farm Growth Fund, the State Farm Balanced Fund, the State Farm Interim Fund, the State Farm Municipal Bond Fund, respectively. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Funds. Referring to information provided by the Adviser, the Board determined that the profit estimated to be earned by the Adviser for management of the Funds was not expected to be excessive.

In considering the economies of scale for the Funds, the Board noted that no marketing or distribution of the State Farm Funds was expected to occur because the State Farm Funds are offered to only State Farm employees and their families. The Board also considered capacity and breakeven points for each of the State Farm Funds. The Board noted than other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

Board Approval of Investment Sub-Advisory Agreement

The 1940 Act requires that the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser with respect to the Funds be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Sub-Advisory Agreement for the Funds at an in-person meeting held on December 15, 2022.

The Board requested, and the Sub-Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services expected to be provided by the Sub-Adviser to the Funds; (ii) the investment

ADVISERS INVESTMENT TRUST

STATE FARM FUNDS

BOARD APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (continued)

March 31, 2023 (Unaudited)

performance of the Funds and the Sub-Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders.

The Board examined the nature, extent, and quality of the sub-advisory services provided by the Sub-Adviser. The Board considered the terms of the Sub-Advisory Agreement, information and reports provided by the Sub-Adviser regarding its business, personnel and operations, and advisory services to be provided to the Funds. The Board reviewed the Sub-Adviser’s investment philosophy and portfolio construction processes, the Sub-Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Sub-Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Sub-Advisory Agreement and that there had been no material compliance issues in the past 36 months with respect to any other fund managed by the Sub-Adviser. The Board then considered key risks associated with the Funds and ways in which those risks would be mitigated. Taking into account the personnel involved in servicing the Funds, as well as the materials provided by the Sub-Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services from the Sub-Adviser.

The Board next considered the performance of each State Farm Fund, both in absolute terms and as compared to a benchmark and a representative group of investment companies with comparable objectives and strategies that were deemed to be competitors (the “Peer Group”). The Board reviewed the performance of the benchmarks and Peer Group for each of the State Farm Funds. The Board noted that the Sub-Adviser managed similar funds and separate accounts and the Board reviewed the performance of those similarly managed funds and separate accounts, the Peer Group, Morningstar categories, and benchmarks for the one-year, five-year, and ten-year periods, as applicable, and expressed satisfaction with the performance of the Funds and the Sub-Adviser.

The Board reviewed the cost of services provided and the profits realized by the Sub-Adviser, including assertions related to compensation and profitability. The Board discussed the sub-advisory fee to be paid by the Funds and the total operating expenses of the Funds. The Board noted that the Sub-Adviser would receive a sub-advisory fee of 0.085% of the State Farm Growth Fund’s average daily net assets, 0.08% of the State Farm Balanced Fund’s average daily net assets, 0.075% of the State Farm Interim Fund’s average daily net assets, and 0.08% of the State Farm Municipal Bond Fund’s average daily net assets. The Board reviewed the investment sub-advisory fees paid by the Funds in comparison to the investment advisory fees paid by the funds within the appropriate Peer Group, noting that the fees paid by each Fund were competitive with the fees paid by it respective peers. After considering the comparative data provided by the Sub-Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board considered the profitability of the Sub-Adviser’s future relationship with the Funds. Referring to information provided by the Sub-Adviser, the Board determined that the profit earned by the Sub-Adviser for management of the Funds was not excessive.

In considering the economies of scale for the Funds, the Board considered no marketing or distribution of the State Farm Funds was expected to occur because the State Farm Funds are offered to only State Farm employees and their families. The Board noted that the Sub-Adviser was affiliated with the Funds’ administrator, transfer agent, fund accountant and custodian.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

STATE FARM FUNDS

(Series of the Advisers Investment Trust)

NOTICE OF PRIVACY POLICY & PRACTICES

SAFEGUARDING PRIVACY

The Funds recognizes and respects the privacy concerns and expectations of our customers1. We are committed to maintaining the privacy and security of the personal confidential information we collect about you. We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

INFORMATION WE COLLECT AND SOURCES OF INFORMATION

We collect nonpublic personal information about our customers from the following sources:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;
●	Account History, including information about the transactions and balances in a customer’s account(s); and
●	Correspondences including written, telephonic or electronic between a customer and the Funds or service providers to the Funds.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

The Funds may disclose all non-public personal information we collect, as described above, to companies that perform services on our behalf, including those that assist us in responding to inquiries, processing transactions, preparing and mailing account statements and other forms of shareholder services, provided they use the information solely for these purposes and they enter into a confidentiality agreement regarding the information. The Funds also may disclose non-public personal information as otherwise permitted by law.

SAFEGUARDING CUSTOMER INFORMATION

We will safeguard, according to federal standards of security and confidentiality, any non-public personal information our customers share with us.

We require service providers to the Funds:

●	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Funds; and
●	to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of the Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of the Funds.

1 For purposes of this notice, the term “customer” or “customers” include individuals who provide nonpublic personal information to the Funds, but do not invest in Fund shares.

Investment Adviser

State Farm Investment Management Corp.

One State Farm Plaza, B-2

Bloomington, IL 61710

Investment Sub-Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

Independent Registered Public

Accounting Firm

PricewaterhouseCoopersLLP

One North Wacker

Chicago, IL 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

For Additional Information, call

800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812

SF 3/23

RIVER CANYON TOTAL RETURN

BOND FUND

SEMI-ANNUAL REPORT

March 31, 2023

This report is submitted for the general information of the shareholders of River Canyon Total Return Bond Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

March 31, 2023 (Unaudited)

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

ASSET-BACKED SECURITIES	35.8%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$5,879,497	$5,787,112
ACM Auto Trust Series 2023-1A(a) 8.59%, 01/22/30		3,000,000	2,993,796
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,719,983	1,587,544
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		14,235,128	11,804,201
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		3,617,886	3,578,647
FAT Brands Fazoli’s Native I LLC Series 2021-1(a) 6.00%, 07/25/51		6,000,000	5,300,610
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(b)(c) 0.00%, 06/25/52		50,000	7,392,500
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,565,057	3,968,715
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor)(a)(d) 8.41%, 01/20/35		3,000,000	2,565,337
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		3,000,000	2,849,991
Lendingpoint Asset Securitization Trust Series 2022-C(a) 13.09%, 02/15/30		6,400,000	4,970,918
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		1,242,947	1,112,438
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,529,828
MF1 LLC Series 2022-FL9 (Floating, CME Term SOFR 1M + 2.15%, 2.15% Floor)(a)(d) 6.91%, 06/19/37		10,000,000	9,900,230
Mission Lane Credit Card Master Trust Series 2022-A(a) 6.92%, 09/15/27		3,000,000	2,967,085
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		10,820,545	9,871,025
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		4,521,000	4,444,544
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		2,659,000	2,320,669
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		6,716,302	6,621,367
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(d) 8.76%, 06/25/27		8,000,000	7,913,414
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(d) 8.81%, 05/25/27		12,000,000	11,984,534
Project Silver Series 2019-1(a) 3.97%, 07/15/44		3,257,938	2,757,850

See Notes to Financial Statements.

1

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		$3,000,000	$2,965,172
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 9.97%, 05/15/32		2,250,000	2,191,545
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		8,250,000	7,970,775
Skyline Aircraft Series 2006-S3(c) 6.17%, 08/17/33		4,694,882	4,019,993
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(d) 8.17%, 07/25/34		4,000,000	3,488,363
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(d) 8.07%, 10/25/34		2,750,000	2,394,123
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		2,720,145	2,684,642
U.S. Auto Funding Trust Series 2022-1A(a) 11.79%, 06/15/29		5,000,000	4,707,789
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		5,313,806	5,219,553
Upstart Securitization Trust Series 2022-3(a)(b)(c) 0.00%, 06/20/32		5,575	1,053,569

TOTAL ASSET-BACKED SECURITIES (Cost $160,003,499)			152,917,879

BANK DEBTS	12.0%
CT Technologies Intermediate Holdings, Inc.(e)(f) 12/16/25		4,987,277	4,735,720
Intelsat Jackson Holdings S.A. 9.08%, 12/08/28		4,399,936	4,344,937
PREIT Associates L.P. 10.61%, 12/10/23		2,397,380	2,337,445
Talen Energy Supply LLC 5.97%, 11/13/23		19,348,868	19,334,356
Travelport Finance Luxembourg S.a.r.l. 12.10%, 02/28/25		5,377,790	5,502,179
Verscend Holding Corp. 8.86%, 08/27/25		14,961,929	14,927,666

TOTAL BANK DEBTS (Cost $51,142,419)			51,182,303

CORPORATE BONDS	14.4%
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,565,000
Arrow Bidco LLC(a) 9.50%, 03/15/24		2,070,000	2,070,000
Centene Corp. 4.25%, 12/15/27		5,000,000	4,817,200
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	4,950,102

See Notes to Financial Statements.

2

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

CSC Holdings LLC 5.25%, 06/01/24		$3,000,000	$2,895,000
CSC Holdings LLC(a) 7.50%, 04/01/28		3,000,000	1,912,500
HCA, Inc.(e) 5.00%, 03/15/24		5,325,000	5,293,085
LABL, Inc.(a) 10.50%, 07/15/27		17,629,000	16,306,825
MPT Operating Partnership L.P. 2.55%, 12/05/23		2,000,000	2,341,250
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		7,638,000	7,787,745
VICI Properties L.P.(a) 4.25%, 12/01/26		10,000,000	9,330,162
VICI Properties L.P.(a) 3.50%, 02/15/25		2,000,000	1,895,427

TOTAL CORPORATE BONDS (Cost $63,668,017)			61,164,296

MORTGAGE-BACKED SECURITIES	24.2%
PRIVATE	13.6%
Home Equity	12.6%
Angel Oak Mortgage Trust Series 2022-3(a)(g) 4.16%, 01/10/67		6,487,433	5,954,464
Barclays Mortgage Loan Trust Series 2022-INV1(a)(g) 4.57%, 02/25/62		8,472,800	5,995,487
CWHEQ Home Equity Loan Trust Series 2006-S2 5.64%, 07/25/27		272,073	204,055
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.42% on 5/25/23)(e)(h)(i) 5.73%, 06/25/21		7	544,480
CWHEQ Home Equity Loan Trust Series 2006-S5(e)(i) 5.75%, 06/25/35		20	1,629,600
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(c)(d)(e) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(d) 5.35%, 05/25/36		2,695,000	2,533,300
Home Equity Mortgage Trust Series 2006-1 (Step to 5.78% on 11/25/36)(h) 5.80%, 05/25/36		464,977	439,960
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(d) 5.31%, 09/25/36		2,708,000	4,217
Home Equity Mortgage Trust Series 2006-3 (Step to 5.73% on 4/25/23)(e)(h) 5.97%, 09/25/36		2,972,746	2,686,778
Home Equity Mortgage Trust Series 2006-3 (Step to 5.73% on 4/25/23)(e)(h) 6.09%, 09/25/36		4,976,000	1,741,213

See Notes to Financial Statements.

3

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(c)(d)(e) 3.99%, 11/25/36		$4,391,000	$128
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(d) 5.10%, 11/25/36		1,354,000	2,914
Home Equity Mortgage Trust Series 2006-4 (Step to 6.17% on 4/25/23)(e)(h) 5.67%, 11/25/36		5,227,991	4,729,066
Home Equity Mortgage Trust Series 2006-4 (Step to 6.23% on 4/25/23)(e)(h) 5.73%, 11/25/36		3,943,796	1,824,411
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(d) 5.25%, 01/25/37		325,277	47,134
Home Equity Mortgage Trust Series 2006-5 (Step to 1.47% on 2/25/37)(e)(h) 6.00%, 01/25/37		8,253,377	7,595,493
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.04% on 5/25/23)(a)(h) 5.04%, 06/25/67		4,000,000	3,350,317
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.36% on 8/25/26)(a)(h) 6.25%, 08/25/67		4,125,000	3,805,875
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(d) 5.29%, 12/16/35		1,085,688	781,696
JP Morgan Resecuritization Trust Series 2009-7(a)(g) 7.00%, 09/27/37		9,587,937	4,271,876
PRPM Trust Series 2022-INV1(a)(g) 4.45%, 04/25/67		2,600,000	1,913,625
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(d)(e)(j) 1.05%, 07/25/36		11,982,244	1,272,162

Total Home Equity (Cost $56,653,724)			53,705,928

Commercial Mortgage-Backed Securities	1.0%
CSMC Trust Series 2022-NQM4 (Step to 5.16% on 7/25/26)(a)(h) 4.82%, 06/25/67		4,767,274	4,539,430

Total Commercial Mortgage-Backed Securities (Cost $4,580,503)			4,539,430

U.S. GOVERNMENT AGENCIES	10.6%
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(d) 10.67%, 02/25/29		24,844,900	24,891,206

See Notes to Financial Statements.

4

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value

Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(d)(e)(j) 0.00%, 11/20/51		$180,620,321	$3,690,778
Government National Mortgage Association Series 2021-70(e)(g)(j) 0.71%, 04/16/63		285,876,699	16,566,297

TOTAL U.S. GOVERNMENT AGENCIES (Cost $60,183,049)			45,148,281

TOTAL MORTGAGE-BACKED SECURITIES (Cost $121,417,276)			103,393,639

MUNICIPAL BONDS	5.7%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		24,433,620	20,218,821
Puerto Rico Commonwealth Notes, Subseries CW(e)(k) 0.00%, 11/01/43		9,482,569	4,124,917

TOTAL MUNICIPAL BONDS (Cost $26,916,281)			24,343,738

	Percentage of Net Assets	Shares	Value

SHORT-TERM INVESTMENTS	9.7%
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(l)		41,487,440	41,487,440

TOTAL SHORT-TERM INVESTMENTS (Cost $41,487,440)			41,487,440

TOTAL INVESTMENTS (Cost $464,634,932)	101.8%		434,489,295

NET OTHER ASSETS (LIABILITIES)	(1.8)%		(7,520,225)

NET ASSETS	100.0%		$426,969,070

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Equity tranche security.

(c)Security valued pursuant to Level 3 unobservable inputs.

(d)Floating rate security. The rate presented is the rate in effect at March 31, 2023, and the related index and spread are shown parenthetically for each security.

(e)Non-income producing security.

(f)Position is unfunded. Contract rate was not determined at March 31, 2023 and does not take effect until drawn.

(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)Step coupon bond. Rate as of March 31, 2023 is disclosed.

(i)FGIC insured bond in which the current value primarily relates to pending insurance payments.

(j)Interest only security

(k)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.

(l)7-day current yield as of March 31, 2023 is disclosed.

Abbreviations:

CLO – Collateralized Loan Obligation

See Notes to Financial Statements.

5

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

River Canyon Total Return Bond Fund

Assets:
Investments, at value (Cost: $464,634,932)	$434,489,295
Receivable for interest	2,796,804
Receivable for dividends	100,127
Receivable for investments sold	12,976
Receivable for capital shares sold	794,435
Prepaid expenses	40,532

Total Assets	438,234,169

Liabilities:
Securities purchased payable	10,144,028
Capital shares redeemed payable	98,124
Investment advisory fees payable	145,082
Accounting and Administration fees payable	765,537
Accrued expenses and other payables	112,328

Total Liabilities	11,265,099

Net Assets	$426,969,070

Institutional Shares:
Net Assets	$426,969,070
Shares of common stock outstanding	42,345,423

Net asset value per share	$10.08

Net Assets:
Paid in capital	$502,122,685
Distributable earnings (loss)	(75,153,615)

Net Assets	$426,969,070

See Notes to Financial Statements.

6

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

River Canyon Total Return Bond Fund

Investment Income:
Dividend income	$496,452
Interest income	15,453,951

Total investment income	15,950,403

Operating expenses:
Investment advisory	1,329,971
Accounting and Administration	209,442
Regulatory and Compliance	102,305
Trustees	35,034
Legal	44,459
Interest expense	77,885
Other	89,722

Total expenses before reductions	1,888,818
Expenses reduced by Adviser	(480,962)

Net expenses	1,407,856

Net investment income	14,542,547

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(731,326)
Net realized losses from foreign currency transactions	(1,642)
Change in unrealized appreciation (depreciation) on investments	2,900,117
Change in unrealized appreciation (depreciation) on foreign currency	38

Net realized and unrealized gains from investment activities	2,167,187

Change in Net Assets Resulting from Operations	$16,709,734

See Notes to Financial Statements.

7

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	River Canyon Total Return Bond Fund

	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income	$14,542,547	$37,897,711
Net realized gains (losses) from investment transactions	(732,968)	(40,159,695)
Change in unrealized appreciation (depreciation) on investments	2,900,155	(45,030,505)

Change in net assets resulting from operations	16,709,734	(47,292,489)

Dividends paid to shareholders:
From distributable earnings	(16,201,533)	(35,831,722)

Total dividends paid to shareholders	(16,201,533)	(35,831,722)

Capital Transactions:
Proceeds from sale of shares	147,080,605	727,783,543
Value of shares issued to shareholders in reinvestment of dividends	14,605,694	32,442,475
Value of shares redeemed	(235,802,268)	(1,045,178,807)

Change in net assets from capital transactions	(74,115,969)	(284,952,789)

Change in net assets	(73,607,768)	(368,077,000)
Net assets:
Beginning of year	500,576,838	868,653,838

End of year	$426,969,070	$500,576,838

Share Transactions:
Sold	14,615,885	66,569,894
Reinvested	1,458,895	3,039,952
Redeemed	(23,444,410)	(97,903,369)

Change	(7,369,630)	(28,293,523)

See Notes to Financial Statements.

8

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	River Canyon Total Return Bond Fund

	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$10.07		$11.14		$10.92		$11.17	$10.41	$10.35

Income (loss) from operations:
Net investment income	0.36		0.49		0.40		0.33	0.24	0.46
Net realized and unrealized gains (losses) from investments	0.05		(1.09)		0.46		0.02	0.79	0.05

Total from investment operations	0.41		(0.60)		0.86		0.35	1.03	0.51

Less distributions paid:
From net investment income	(0.40)		(0.47)		(0.40)		(0.35)	(0.27)	(0.45)
From net realized gains on investments	—		—		(0.24)		(0.25)	—	—

Total distributions paid	(0.40)		(0.47)		(0.64)		(0.60)	(0.27)	(0.45)

Change in net asset value	0.01		(1.07)		0.22		(0.25)	0.76	0.06

Net asset value, end of period	$10.08		$10.07		$11.14		$10.92	$11.17	$10.41

Total return(a)	4.28	%(b)	(5.60%)		8.10%		3.20%	10.16%	5.00%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$426,969		$500,577		$868,654		$166,302	$115,186	$26,278
Ratio of net expenses to average net assets(c)	0.69	%(d)	0.65%		0.66	%(d)	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets(c)	7.11%		4.41%		3.51%		3.02%	2.60%	4.39%
Ratio of gross expenses to average net assets(c), (e)	0.93%		0.82%		0.88%		1.06%	1.48%	2.43%
Portfolio turnover rate(a)	26.47%		122.12	%(f)	55.64%		44.82%	30.46%	46.78%

(a)	Not annualized for periods less than one year.
(b)	The Adviser reimbursed the Fund $67,395 during the period in connection with an error. Such reimbursement was 0.02% to the Fund’s total return on the payment date.
(c)	Annualized for periods less than one year.
(d)

Expenses include interest expense on reverse repurchase agreements of 0.01% and 0.04% for the year ended September 30, 2021 and six months ended March 31, 2023, respectively, which is excluded from the Fund’s contractual expense limit.

(e)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
(f)	The portfolio turnover rate increased during the year in connection with increased shareholder activity in the Fund.

See Notes to Financial Statements.

9

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015 shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). During that time, investments in the Fund were made only by individuals or entities that were “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment.

The investment objective of the Fund is to seek to maximize total return. The Fund has been managed as a diversified fund pursuant to Section 5(b) of the Investment Company Act of 1940, as amended, (the “1940 Act”) since July 2018. Effective April 26, 2021, the Fund determined to continue to be managed as a diversified fund.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.    Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Fund is calculated.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

The Trustees have designated River Canyon Fund Management LLC, as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) according to policies approved by the Board.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing the Fund’s investments based upon the three fair value levels defined above:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:
Investments in Securities:
Asset-Backed Securities	$—	$140,451,817	$12,466,062	$152,917,879
Bank Debts	—	51,182,303	—	51,182,303
Corporate Bonds	—	61,164,296	—	61,164,296
Mortgage-Backed Securities	—	101,015,834	2,377,805	103,393,639
Municipal Bonds	—	24,343,738	—	24,343,738
Short-Term Investments	41,487,440	—	—	41,487,440

Total Assets - Investment in Securities	$41,487,440	$378,157,988	$14,843,867	$434,489,295

Total Investments	$41,487,440	$378,157,988	$14,843,867	$434,489,295

The Level 3 securities noted above were held at the prior year end or transferred into Level 3 during the current period ended March 31, 2023. The value of these securities compared to the total Fund net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transaction”) consistent with the Fund’s ability to manage its investment portfolio. No interest will be earned by the Fund on such purchases until the securities are delivered, however the market value may change prior to delivery. When the Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment.

The Fund may enter into TBA sale commitments to help manage portfolio duration, hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date.

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered.

REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers securities in exchange for cash to a counterparty, with a simultaneous agreement to repurchase the same or substantially same securities at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the securities delivered to the counterparty during the term of the agreement. Cash received in exchange for the securities delivered will accrue interest to be paid by the Fund to the counterparty and is recorded as a component of interest expense on the Statement of Operations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under the agreements. As of March 31, 2023, there were no reverse repurchase agreements held by the Fund.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a monthly basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, redemption in-kind, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2023, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s tax return for the tax years ended September 30, 2022, 2021, 2020 and 2019 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

12

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.    Fees and Transactions with Affiliates and Other Parties

River Canyon Fund Management LLC (the “Adviser” or “River Canyon”) serves as the investment adviser to the Fund. Under the terms of the Trust’s Second Amended and Restated Investment Advisory Agreement (the “Agreement”) with the Adviser, the Fund pays the Adviser an advisory fee computed and accrued daily and paid monthly at the annual rate of 0.65% of average daily net assets. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” expenses on the Statement of Operations.

Foreside Financial Services, LLC (the “Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $25,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, as well as other charges for additional service activities. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” expenses on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual asset-based fee, a basis-point fee based on the Fund’s daily net assets, subject to an overall annual minimum fee of $125,000 for these services, and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Distributor and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2023, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the 1940 Act (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2023, the aggregate Trustee compensation paid by the Trust was $218,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.65% of the average daily net assets of the Fund until January 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with

13

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

For the six months ended March 31, 2023, the Fund incurred advisory fees payable to River Canyon, expense waivers/reimbursements from River Canyon, and paid expense recoupments to River Canyon as follows:

Fund	Advisory Fee to River Canyon	Expenses Reduced by River Canyon	Advisory Waivers Recouped by River Canyon

River Canyon Total Return Bond Fund	$1,329,971	$480,962	$—

The balances of recoverable expenses to River Canyon by the Fund at March 31, 2023 were as follows:

For the:	Expiring	River Canyon

Year Ended September 30, 2020	September 30, 2023	$569,246
Year Ended September 30, 2021	September 30, 2024	932,666
Year Ended September 30, 2022	September 30, 2025	1,483,301
Six months ended March 31, 2023	September 30, 2026	480,962

Balances of Recoverable Expenses to the Adviser		$3,466,175

During the period ended March 31, 2023, the Fund received $67,395 from River Canyon in connection with a trade error. This amount is included in “Net realized losses from investment transactions” on the Statement of Operations and represented $0.002 per share and 0.02% to the total return of the Fund on the payment date.

C.    Investment Transactions

For the six months ended March 31, 2023, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Fund	Cost of Purchases	Proceeds from sales

River Canyon Total Return Bond Fund	$104,124,077	$208,830,848

D.    Federal Income Tax

As of March 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

River Canyon Total Return Bond Fund	$465,421,139	$3,763,385	$(34,695,229)	$(30,931,844)

The tax character of distributions paid to shareholders during the latest tax years ended September 30, 2022 and September 30, 2021 for the Fund was as follows:

River Canyon Total Return Bond Fund	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid

2022	$35,831,722	$—	$35,831,722	$—	$35,831,722
2021	16,999,791	2,000,859	19,000,650	—	19,000,650

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

As of the tax year ended September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized (Depreciation)	Total Accumulated (Deficit)

River Canyon Total Return Bond Fund	$1,507,884	$ —	$1,507,884	$ —	$(43,161,795)	$(34,007,905)	$(75,661,816)

As of the tax year ended September 30, 2022, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

River Canyon Total Return Bond Fund	$37,309,744	$5,852,051

E.    Concentration of Ownership

A significant portion of the Fund’s shares may be held in a limited number of shareholder accounts. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by the Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

F.    Other Risks

The Fund is subject to market risk, which is the risk related to investments in securities in general and the daily fluctuations in the securities markets. The market prices of the Fund’s securities may go up or down, sometimes rapidly or unpredictably, due to many factors, including fluctuation in interest rates, lack of liquidity in the bond market, national and international economic conditions, adverse investor sentiment, natural disasters, pandemics (including COVID-19), climate change and climate-related events, disruptions to business operations and supply chains, staffing shortages, regulatory events and governmental or quasi-governmental actions and general market conditions. Global economies and financial markets are increasingly interconnected and events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

Instruments in which the Fund invests may pay interest based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Most LIBOR settings are no longer published, and the UK Financial Conduct Authority (the “FCA”) and LIBOR’s administrator, ICE Benchmark Administration (the “IBA”), have announced that a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. Various financial industry groups have been planning for the transition away from LIBOR, but there are challenges to converting certain securities and transactions to a new reference rate (e.g., the Secured Overnight Financing Rate (“SOFR”), which is intended to replace the U.S. dollar LIBOR). As a result, the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally is unknown. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. In addition, a liquid market for newly issued instruments that use a reference rate other than LIBOR still may be developing. All of the aforementioned may adversely affect the Fund’s performance or net asset value.

15

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

A.	Security Allocation as of March 31, 2023

Market Exposure

Securities	% of Net Assets

Asset-Backed Securities	35.8%
Mortgage-Backed Securities	24.2
Corporate Bonds	14.4
Bank Debts	12.0
Municipal Bonds	5.7

Total	92.1%

5 Largest Security Positions

Issuer	% of Net Assets

FREMF Mortgage Trust Series 2019-KF59 10.67%, 2/25/29	5.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 8/20/40	4.8
Talen Energy Supply LLC 5.97%, 11/13/23	4.5
Government National Mortgage Association Series 2021-70 0.71%, 4/16/63	3.9
LABL, Inc. 10.50%, 7/15/27	3.8

Total	22.8%

B.    Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid 10/1/22-3/31/23*

Actual	0.69%	$1,000.00	$1,042.80	$3.51
Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

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ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

C.    Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Second Amended and Restated Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at a meeting held on December 14, 2022.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent, and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser regarding its business, personnel and operations, and advisory services provided to the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, the Adviser’s compliance program, pending material litigation (if any), insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last renewal of the Agreement and that there had been no material compliance issues in the past 36 months with respect to the Fund or any other fund managed by the Adviser. The Board then considered key risks associated with the Fund and ways in which those risks were mitigated. Taking into account the personnel involved in servicing the Fund, as well as the materials provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance for the Fund and examined the selected peer group and benchmarks for the Fund. The Board reviewed the Fund’s performance compared to its peer group for one-year, three-year, and since-inception periods through September 30, 2022. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board reviewed the cost of services provided and the profits realized by the Adviser, including assertions related to compensation and profitability. The Board discussed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.65% of average daily net assets of the Fund. The Board reviewed the investment advisory fees paid by the Fund in comparison to the investment advisory fees paid by the funds within the appropriate peer group, noting that the fees paid by the Fund were competitive with the fees paid by its peers. The Board then considered the expense cap in place for the Fund, noting that the Adviser had contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses to 0.65% of average daily net assets. After considering the comparative data provided by the Adviser, the Board concluded that the advisory fees and expense ratios were reasonable.

The Board examined the profitability of the Adviser’s relationship with the Fund and considered the information provided by the Adviser. Among other things, the Board considered the overall financial condition and profitability of the Adviser and representations made thereto and to overall importance of the Fund’s relationship to the Adviser’s business strategy. The Board concluded that, based on both the written and oral reports provided by the Adviser, the profit margin was reasonable.

In considering the economies of scale for the Fund, the Board considered the marketing and distribution plans for the Fund, the Fund’s capacity, and the Fund’s breakeven point. The Board noted than other than the investment advisory fee, the Adviser derived no other fees or monetary benefits from the Fund.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to various factors considered.

17

ADVISERS INVESTMENT TRUST

RIVER CANYON TOTAL RETURN BOND FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

D.    Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the 1940 Act. This Rule requires every registered open-end management company to establish a liquidity risk management program (the “LRMP”) that, among other things, provides for the assessment, management and review of liquidity risk, the classification of a fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, the establishment of a highly liquid investment minimum where required, and the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 and Form N-LIQUID, which generally requires a fund to notify the SEC when certain liquidity-related events occur.

The Board approved the appointment of the Adviser’s Liquidity Risk Management Committee as the administrator of the LRMP for the Fund on March 6, 2019. The Trust’s Board approved the Fund’s LRMP at its regular board meeting on September 11, 2019. At the Board’s regular meeting on March 8-9, 2023, the Trust’s Chief Compliance Officer and the Adviser each provided a report to the Board on the operation and effectiveness of the LRMP. The Adviser manages liquidity risks associated with the Fund’s investments by monitoring cash and cash equivalents, the use of derivatives, the concentration of investments and the appropriateness of portfolio strategies for open-end funds, and by classifying every fund investment as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of Fund investments, the Adviser has contracted with a third party provider of liquidity monitoring services. The Adviser supplies portfolio-level data and certain assumptions to this provider, which the provider uses to determine preliminary classifications. Once these preliminary classifications are received by the Adviser, the Adviser’s personnel review the information.

The LRMP effectively managed the Fund’s liquidity risks for the twelve-month period ended December 31, 2022. During this period, the Fund held no less than 50% of its total net assets in highly liquid investments. Because the Fund consisted primarily of highly liquid investments, no highly liquid investment minimum was required to be established for the Fund, and the Fund was well under its illiquid investment limitations. Additionally, no events that would require the filing of Form N-LIQUID occurred.

E.    Other Information

Investors may obtain a copy of the proxy voting policies and procedures of the Fund by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 800-245-0371 (toll free) or 312-557-0164. Information about how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust at 800-245-0371 (toll free) or 312-557-0164 and on the SEC website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The information on Form N-PORT is also available to shareholders upon written request or by calling the Fund at 800-245-0371 (toll free).

18

Investment Adviser

River Canyon Fund Management LLC

2728 North Harwood Street, 2nd Floor

Dallas, Texas 75201

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Distributor

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

800-245-0371 (toll free) or 312-557-0164

RC 03/23

NTAM TREASURY ASSETS FUND

SEMI-ANNUAL REPORT

MARCH 31, 2023

This report is submitted for the general information of the shareholders of the NTAM Treasury Assets Fund (the “Fund”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

March 31, 2023 (Unaudited)

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets		Principal Amount (000s)	Value (000s)

U.S. TREASURY OBLIGATIONS	16.5%
U.S. Treasury Floating Rate Notes	9.1%
(Floating, U.S. Treasury 3M Bill MMY - 0.08%) 4.66%, 4/3/23(a)			$190,000	$189,886
(Floating, U.S. Treasury 3M Bill MMY + 0.03%) 4.76%, 4/3/23(a)			75,730	75,736
(Floating, U.S. Treasury 3M Bill MMY + 0.03%) 4.77%, 4/3/23(a)			237,000	237,014
(Floating, U.S. Treasury 3M Bill MMY + 0.04%) 4.77%, 4/3/23(a)			71,500	71,500

				574,136

U.S. Treasury Notes	7.4%
0.13%, 4/30/23			310,000	309,509
1.63%, 4/30/23			30,000	29,986
2.75%, 4/30/23			15,000	15,006
0.13%, 5/15/23			15,000	14,961
0.13%, 5/31/23			35,000	34,859
1.63%, 5/31/23			30,000	29,957
2.75%, 5/31/23			35,000	35,009

				469,287

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,043,423)				1,043,423

REPURCHASE AGREEMENTS	83.8%
Citigroup Global Markets, Inc., dated 3/31/23, repurchase price $1,000, 4.81%, 4/3/23(b)			1,000	1,000
Citigroup Global Markets, Inc., dated 3/31/23, repurchase price $200,080, 4.81%, 4/3/23(b)			200,000	200,000
Federal Reserve Bank of New York, dated 3/31/23, repurchase price $4,601,840, 4.80%, 4/3/23(c)			4,600,000	4,600,000
JPMorgan Securities LLC, dated 3/31/23, repurchase price $500,200, 4.80%, 4/3/23(d)			500,000	500,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,301,000)				5,301,000

TOTAL INVESTMENTS (Cost $6,344,423)	100.3%			6,344,423
NET OTHER ASSETS (LIABILITIES)	(0.3%	)		(17,685)

NET ASSETS	100.0%			$6,326,738

(a)

Variable rate security. Rate as of March 31, 2023 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(b)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Citigroup Global Markets Inc.	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Notes	$205,020	0.25% — 4.00%	6/15/23 — 12/15/25

(c) The nature and terms of the collateral received for the repurchase agreements are as follows:

Federal Reserve Bank of New York	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Notes	$4,601,840	0.38% - 2.88%	5/31/23 —5/15/32

(d) The nature and terms of the collateral received for the repurchase agreements are as follows:
JP Morgan	Value (000s)	Coupon Rates	Maturity Dates

U.S. Treasury Notes	$510,000	1.75% — 4.00%	5/15/23 — 12/15/25

See Notes to Financial Statements.
1

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the asset allocations for the NTAM Treasury Assets Fund were:

Asset Allocation (Unaudited)	% of Net Assets
U.S. Treasury Floating Rate Notes	9.1%
U.S. Treasury Notes	7.4
Repurchase Agreements	83.8
Total	100.3%

See Notes to Financial Statements.
2

ADVISERS INVESTMENT TRUST

STATEMENT OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Assets:
Investments, at value (Cost: $1,043,423)	$1,043,423
Repurchase agreements, cost equals fair value	5,301,000
Cash	724
Receivable for interest	6,294
Prepaid expenses	86

Total Assets	6,351,527

Liabilities:
Distributions payable to shareholders	23,592
Investment advisory fees payable	418
Accounting and Administration fees payable	703
Regulatory and Compliance fees payable	34
Accrued expenses and other payable	42

Total Liabilities	24,789

Net Assets	$6,326,738

Net Assets	$6,326,738
Shares of common stock outstanding	6,326,847

Net asset value per share	$1.00

Net Assets:
Paid in capital	$6,326,793
Distributable earnings	(55)

Net Assets	$6,326,738

See Notes to Financial Statements.
3

ADVISERS INVESTMENT TRUST

STATEMENT OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

Amounts in thousands	NTAM Treasury Assets Fund

Investment Income:
Interest income	$126,605
Operating expenses:
Investment advisory	3,693
Accounting and Administration	465
Regulatory and Compliance	111
Trustees	35
Other	155

Total expenses	4,459
Expenses reduced by Adviser	(1,053)

Net expenses	3,406

Net investment income	123,199

Realized Gains from Investment Activities:
Net realized gains from investment transactions	2

Net realized gains from investment activities	2

Change in Net Assets Resulting from Operations	$123,201

See Notes to Financial Statements.
4

ADVISERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	NTAM Treasury Assets Fund

Amounts in thousands	March 31, 2023	September 30, 2022

Increase (decrease) in net assets:
Operations:
Net investment income	$123,199	$53,190
Net realized gains from investment transactions	2	26

Change in net assets resulting from operations	123,201	53,216

Dividends paid to shareholders:
From distributable earnings	(123,199)	(53,247)

Total dividends paid to shareholders	(123,199)	(53,247)

Capital Transactions:
Proceeds from sale of shares	1,148,000	5,362,000
Value of shares issued to shareholders in reinvestment of dividends	113,967	38,953
Value of shares redeemed	(2,621,070)	(5,444,442)

Change in net assets from capital transactions	(1,359,103)	(43,489)

Change in net assets	(1,359,101)	(43,520)
Net assets:
Beginning of period	7,685,839	7,729,359

End of period	$6,326,738	$7,685,839

Share Transactions
Sold	1,148,000	5,362,000
Reinvested	113,967	38,953
Redeemed	(2,621,070)	(5,444,442)

Change	(1,359,103)	(43,489)

See Notes to Financial Statements.
5

ADVISERS INVESTMENT TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	NTAM Treasury Assets Fund

	Six Months Ended March 31, 2023, (Unaudited)	Year Ended September 30, 2022		Year Ended September 30, 2021		Year Ended September 30, 2020		Year Ended September 30, 2019		Period Ended September 30, 2018(a)

Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Income (loss) from operations:
Net investment income	0.02	0.01		—	(b)	0.01		0.02		0.01
Net realized gains from investments(b)	—	—		—		—		—		—

Total from investment operations	0.02	0.01		—		0.01		0.02		0.01

Less distributions paid:
From net investment income	(0.02)	(0.01)		(—	)(b)	(0.01)		(0.02)		(0.01)
From net realized gains on investments	—	(—	)(b)	(—	)(b)	(—	)(b)	(—	)(b)	—

Total distributions paid	(0.02)	(0.01)		—		(0.01)		(0.02)		(0.01)

Change in net asset value	—	—		—		—		—		—

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00		$1.00		$1.00

Total return(c)	1.87%	0.66%		0.03%		1.06%		2.28%		0.88%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,326,738	$7,685,839		$7,729,359		$7,012,840		$8,037,595		$7,929,722
Ratio of net expenses to average net assets(d)	0.10%	0.09%		0.07%		0.10%		0.10%		0.10%
Ratio of net investment income to average net assets(d)	3.67%	0.68%		0.02%		0.93%		2.25%		1.81%
Ratio of gross expenses to average net assets(d), (e)	0.13%	0.13%		0.13%		0.13%		0.13%		0.13%

(a)	For the period from April 4, 2018, commencement of operations, to September 30, 2018.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period shown, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

See Notes to Financial Statements.
6

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Advisers Investment Trust (the “Trust”) is a Delaware statutory trust operating under a Fifth Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated March 9, 2023. The Trust was formerly an Ohio business trust, which commenced operations on December 20, 2011. On March 31, 2017, the Trust was converted to a Delaware statutory trust. As an open-end registered investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Fund is a series of the Trust, and commenced operations on April 4, 2018. Shares of the Fund are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund may be made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act.

The Fund is a diversified fund. The investment objective of the Fund is to seek to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal market conditions, exclusively in United States (“U.S.”) Treasury securities and related repurchase agreements and other securities that limit their investments to, or are backed by, U.S. Treasury securities.

The Fund operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”).

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Fund. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at amortized cost, which approximates fair value. Under this method, investments purchased at a discount or premium are valued by accruing or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. The Trustees have designated Northern Trust Investments, Inc., as investment adviser to the Fund, as the Fund’s Valuation Designee with responsibility for establishing fair value when amortized cost does not approximate fair value.

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing the Fund’s investments based upon the three fair value levels as follows:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
Amounts in thousands	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments held by the NTAM Treasury Assets Fund*	$—	$6,344,423	$—	$6,344,423

*	See additional categories in the Schedule of Investments.

7

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

As of March 31, 2023, there were no Level 1 or Level 3 securities held by the Fund. There were no transfers to or from Level 3 during the period ended March 31, 2023.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which it purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and a liquidity feature which allows the Fund to resell the security quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited. The Fund has entered into such repurchase agreements at March 31, 2023, as reflected in the accompanying Schedule of Investments.

	Gross Amounts not Offset in the
Amounts in thousands	Statement of Assets and Liabilities
	Gross Amounts of Assets
	Presented in Statements of	Financial	Net
Counterparty	Assets and Liablities	Instruments*	Amount
Citigroup Global Markets, Inc.	$201,000	$(201,000)	$—
Federal Reserve Bank of New York	4,600,000	(4,600,000)	—
JPMorgan Securities LLC	500,000	(500,000)	—

	$5,301,000	$(5,301,000)	$—

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount.

EXPENSE ALLOCATIONS

Expenses directly attributable to a fund in the Trust are charged to that fund, while expenses that are attributable to more than one fund in the Trust are allocated among the applicable funds on a pro-rata basis to each adviser’s series of funds based on relative net assets or another reasonable basis.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Fund to its shareholders. Net income includes the interest accrued on the Fund’s assets less estimated expenses. The Fund’s net realized short-term capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

8

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2023, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Fund’s Federal tax returns for the tax years ended September 30, 2022, 2021, 2020, and 2019 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Fund will be recorded as interest expense on the Statement of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Northern Trust Investments, Inc. (the “Adviser” or “NTI”) to provide investment management services to the Fund. Total fees incurred pursuant to the Agreement are reflected as “Investment advisory” fees on the Statement of Operations. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the annualized rate of 0.11%.

Foreside Financial Services, LLC (the “Placement Agent”) provides private placement services to the Fund pursuant to a placement agent agreement with the Trust, on behalf of the Fund. Under its agreement with the Trust, the Placement Agent acts as an agent of the Trust in connection with the offering of the shares of the Fund on a private placement basis to eligible investors only. The Adviser, at its own expense, pays the Placement Agent an asset-based fee, which is calculated and billed monthly, for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”), an affiliate to NTI, serves as the administrator, transfer agent, custodian, and fund accounting agent for the Fund pursuant to written agreements between the Trust, on behalf of the Fund, and Northern Trust. The Fund pays Northern Trust certain annual and transaction-based fees, a tiered basis-point fee based on the Fund’s daily net assets, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Foreside Fund Officer Services, LLC (“Foreside”) provides compliance and financial control services for the Fund pursuant to a written agreement with the Trust, on behalf of the Fund, including providing certain officers to the Fund. The Fund pays Foreside an annual base fee, a basis-point fee based on the Fund’s daily net assets and reimburses for certain expenses incurred on behalf of the Fund. Total fees paid to Foreside pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

The officers of the Trust are affiliated with Foreside, Northern Trust, or the Placement Agent and receive no compensation directly from the Fund for serving in their respective roles. Through March 31, 2023, the Trust paid each Trustee who is not an “interested person,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (each, an “Independent Trustee” and, collectively, the “Independent Trustees”) compensation for their services based on an annual retainer of $125,000 and reimbursement for certain expenses. Effective April 1, 2023, the Trust pays an annual retainer of $132,000 and reimbursement for certain expenses. If there

9

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

are more than six meetings in a year, additional meeting fees may apply. For the six months ended March 31, 2023, the aggregate Trustee compensation paid by the Trust was $218,750. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Fund is reflected as “Trustees” fees on the Statement of Operations.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee’s attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to 0.10% of the average daily net assets of the Fund until January 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the total annual fund operating expenses (exclusive of the compensation paid to each Independent Trustee, expenses associated with an Independent Trustee’s attendance at Board meetings and other Trust related travel, expenses of third party consultants engaged by the Board, any membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the applicable expense limitation in effect at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and/or reimburse expenses automatically renews annually from year to year on the effective date of each subsequent annual update to the Fund’s registration statement, until such time as the Adviser provide written notice of non-renewal.

The Adviser may reimburse additional expenses or waive all or a portion of the management fee of the Fund from time to time, including to avoid a negative yield, and such amounts are not subject to recoupment in future periods. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. During the six months ended March 31, 2023, the Adviser did not voluntarily waive or reimburse any additional expenses.

For the six months ended March 31, 2023, the Fund incurred advisory fees payable to NTI, contractual expense waivers and/or reimbursements from NTI, and paid expense recoupments to NTI, as follows:

Amounts in thousands	Advisory Fee to NTI	Expenses Reduced by NTI	Advisory Fees Recouped by NTI

NTAM Treasury Assets Fund	$3,693	$1,053	$—

The balances of recoverable expenses to NTI by the Fund at March 31, 2023 were as follows (in thousands):

For the:	Expiring	NTAM Treasury Assets Fund
Period ended September 30, 2020	September 30, 2023	$2,108
Year ended September 30, 2021	September 30, 2024	2,217
Year ended September 30, 2022	September 30, 2025	2,305
Six months March 31, 2023	September 30, 2026	1,053

Balances of Recoverable Expenses to the Adviser		7,683

C.	Other Risks

General market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets, disruptions to business operations and supply chains, staffing shortages, or adverse investor sentiment could cause the value of your investment in the Fund, or its yield, to decline. The market value of the securities in which the Fund invests may be impacted in response to the prospects of particular sectors or governments, general economic conditions, and/or other events (such as

10

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

pandemics, terrorism, etc.) throughout the world due to increasingly interconnected global economies and financial markets. Political events, including armed conflict, tariffs and economic sanctions also contribute to market volatility. These events can have a significant impact on the Fund’s operations and performance.

D.	Federal Income Tax

As of March 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for Federal income tax purposes, were as follows:

Amounts in thousands	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NTAM Treasury Assets Fund	$6,344,423	$—	$—	$—

The tax character of distributions paid to shareholders during the latest tax periods ended September 30, 2022 and September 30, 2021 for the Fund were as follows:

Amounts in thousands	Ordinary Income	Net Long Term Gains	Total Taxable Distributions Paid	Tax Return of Capital	Total Distributions Paid
2022	$38,953	$—	$38,953	$—	$38,953
2021	2,856	—	2,856	—	2,856

As of the latest tax year ended September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Amounts in thousands	Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Depreciation	Total Accumulated Earnings
NTAM Treasury Assets Fund	$14,360	$ —	$14,360	$(14,359)	$(58)	$ —	$(57)

At September 30, 2022, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
NTAM Treasury Assets Fund	$(58)	$—

11

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense Ratio	Beginning Account Value 10/1/2022	Ending Account Value 3/31/2023	Expenses Paid 10/1/22-3/31/23*
Actual	0.10%	$1,000.00	$1,018.70	$0.50
Hypothetical	0.10%	$1,000.00	$1,024.43	$0.50

*

Expenses are calculated using the annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

B.	Board Approval of Investment Advisory Agreement

Section 15 of the 1940 Act requires that the Investment Advisory Agreement (the “Agreement”) between the Trust and the Adviser with respect to the Fund be approved by a majority of the Board, including a majority of the Independent Trustees. It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Agreement to determine whether the Agreement is fair to the Fund and its shareholders. The Board considered and approved the Agreement for the Fund at an in-person meeting held on December 15, 2022.

The Board requested, and the Adviser provided, both written and oral reports containing information and data related to the following: (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and the profits to be realized by the Adviser from its relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether the fee levels reflect these economies of scale to the benefit of the Fund’s shareholders.

The Board examined the nature, extent and quality of the advisory services provided by the Adviser. The Board considered the terms of the Agreement, information and reports provided by the Adviser on its personnel and operations, and the Adviser’s experience in managing the investment strategy of the Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction process and the Adviser’s compliance program, pending litigation, insurance coverage, business continuity program, and information security practices.

12

ADVISERS INVESTMENT TRUST

NTAM TREASURY ASSETS FUND

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

The Board noted that the Adviser was affiliated with the Trust’s fund administrator, transfer agent, and fund accountant as those services are provided by The Northern Trust Company. Taking into account the personnel involved in servicing the Fund as well as the materials and services provided by the Adviser, the Board expressed satisfaction with the quality, extent, and nature of the services received from the Adviser.

The Board reviewed the investment performance of the Fund and compared the Fund’s performance through September 30, 2022 to the Fund’s benchmark and to a peer group of funds with investment objectives and strategies similar to that of the Fund. The Board reviewed the peer group which was drawn from Lipper Institutional U.S. Treasury Money Market Funds as further refined by assets under management and other criteria. The Board also reviewed the performance of a similar money market fund managed by the Adviser. After considering the information presented to it, the Board expressed satisfaction with the performance of the Fund and the Adviser.

The Board considered the cost of services provided and the profits realized by the Adviser and, among other things, discussed the Adviser’s assertions related to profitability. The Board then reviewed the advisory fee paid by the Fund and the total operating expenses of the Fund. The Board noted that the Adviser received a management fee of 0.11% of the average daily net assets of the Fund noting that the fee was generally in-line with the Fund’s peer group and the Lipper Institutional U.S. Treasury Money Market Funds average. Turning to total annual operating expenses, the Board noted that under the Expense Limitation Agreement, the Adviser had contractually agreed to waive fees and/or reimburse expenses to the extent necessary to limit the total annual operating expenses to 0.10% annually. Among other factors considered when reviewing the advisory fee and the expense limitation was the fact that the Fund was not publicly marketed, but rather was privately placed. The Board concluded that the advisory fee and expense ratios were reasonable.

The Board considered the profitability of the Adviser’s relationship with the Fund. Referring to information provided by the Adviser, the Board determined that the profit earned by the Adviser for management of the Fund was not excessive.

In considering the economies of scale for the Fund, the Board considered that the Fund was a private placement and the size and scale had remained similar to its launch size. The Board determined the investment advisory fee to be appropriate and reasonable for the Fund at its size and scale and that no additional economies of scale were anticipated.

The Board considered that the Adviser may derive ancillary benefits from its management of the Fund and again considered that the Adviser was affiliated with the Fund’s administrator, transfer agent, and fund accountant.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling; and each Trustee assigned different weights to the various factors considered.

C.	Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Fund at NTAM Treasury Assets Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Fund at 855-351-4583 (toll free); and (ii) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Fund at 855-351-4583 (toll free); and (ii) on the SEC’s website at www.sec.gov.

The Fund files its complete Schedule of Portfolio Holdings with the SEC each month on Form N-MFP, which is available without charge on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings information available to shareholders at https://www.northerntrust.com/united-states/what-we-do/investment-management/northern-funds/ntam-treasury-assets-fund.

13

Investment Adviser

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered

Public Accounting Firm

Deloitte & Touche LLP

111 S. Wacker Drive

Chicago, Illinois 60606

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215-6101

Placement Agent

Foreside Financial Services, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

855-351-4583 (toll free)

NT 03/23

(b) Not applicable

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the U.S. Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisers Investment Trust

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara J. Nelligan
Barbara J. Nelligan
President and Principal Executive Officer

Date:	June 2, 2023

By:	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date:	June 2, 2023